UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22245
First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Preferred Securities
and Income ETF
FPE | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Preferred Securities and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Preferred Securities and Income ETF	$42	0.84%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$5,621,174,525
Total number of portfolio holdings	243
Portfolio turnover rate	23%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Wells Fargo & Co., Series L, 7.50%	2.3%
Barclays PLC, 8.00%	1.9%
JPMorgan Chase & Co., Series NN, 6.88%	1.8%
Bank of America Corp., Series L, 7.25%	1.4%
Credit Agricole S.A., 6.70%	1.3%
Lloyds Banking Group PLC, 8.00%	1.3%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.3%
Goldman Sachs Group (The), Inc., Series X, 7.50%	1.2%
Wells Fargo & Co., 6.85%	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Preferred Securities and Income ETF (FPE)

First Trust Institutional
Preferred Securities and Income ETF
FPEI | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Institutional Preferred Securities and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPEI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Institutional Preferred Securities and Income ETF	$42	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,499,961,096
Total number of portfolio holdings	164
Portfolio turnover rate	24%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., 6.63%	2.5%
Credit Agricole S.A., 6.70%	2.2%
Toronto-Dominion Bank (The), 8.13%, 10/31/82	2.2%
Enbridge, Inc., 8.50%, 01/15/84	1.9%
Lloyds Banking Group PLC, 8.00%	1.7%
BNP Paribas S.A., 8.50%	1.7%
Global Atlantic Fin Co., 4.70%, 10/15/51	1.7%
Bank of Montreal, 7.70%, 05/26/84	1.6%
Commerzbank AG, 7.50%	1.6%
Wells Fargo & Co., 6.85%	1.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPEI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Institutional Preferred Securities and Income ETF (FPEI)

First Trust Managed Municipal ETF
FMB | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Managed Municipal ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Managed Municipal ETF	$32	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,930,508,711
Total number of portfolio holdings	1,267
Portfolio turnover rate	17%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Hospital	14.0%
Government Obligation Bond - Unlimited Tax	10.0%
Airport	9.6%
Insured	9.0%
Gas	7.8%
Dedicated Tax	6.2%
Utility	5.5%
Certificates of Participation	4.9%
Continuing Care Retirement Communities	4.5%
All Other	28.5%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Managed Municipal ETF (FMB)

First Trust Long/Short Equity ETF
FTLS | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Long/Short Equity ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long/Short Equity ETF	$68	1.37%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$1,933,803,871
Total number of portfolio holdings	404
Portfolio turnover rate	126%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	94.7%
Money Market Funds	3.3%
Common Stocks Sold Short	(30.6%)
Net Other Assets and Liabilities(1)	32.6%
Total	100.0%
Sector Allocation
(1) Includes variation margin on futures contracts.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTLS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Long/Short Equity ETF (FTLS)

First Trust Emerging Markets
Local Currency Bond ETF
FEMB | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Local Currency Bond ETF	$45	0.88%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$147,607,267
Total number of portfolio holdings	76
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Republic of South Africa Government Bond, 8.25%, 03/31/32	4.8%
Indonesia Treasury Bond, 7.00%, 09/15/30	4.3%
Colombian TES, Series B, 7.25%, 10/18/34	4.2%
Romania Government Bond, 6.70%, 02/25/32	3.9%
Malaysia Government Bond, 2.63%, 04/15/31	3.9%
Indonesia Treasury Bond, 9.00%, 03/15/29	3.8%
India Government Bond, 6.10%, 07/12/31	3.7%
Philippine Government International Bond, 6.25%, 01/14/36	3.5%
Thailand Government Bond, 3.39%, 06/17/37	3.5%
Malaysia Government Bond, 3.89%, 08/15/29	3.4%
Credit Quality (1)

(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEMB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Emerging Markets Local Currency Bond ETF (FEMB)

First Trust RiverFront
Dynamic Developed International ETF
RFDI | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Developed International ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Developed International ETF	$43	0.83%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$110,816,411
Total number of portfolio holdings	149
Portfolio turnover rate	2%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HSBC Holdings PLC	2.4%
Shell PLC	2.0%
Novartis AG	2.0%
Allianz SE	1.9%
BNP Paribas S.A.	1.6%
TotalEnergies SE	1.5%
UBS Group AG	1.5%
3i Group PLC	1.5%
Barclays PLC	1.4%
Unilever PLC	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RFDI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust RiverFront Dynamic Developed International ETF (RFDI)

First Trust RiverFront Dynamic Europe ETF
RFEU | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Europe ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Europe ETF	$43	0.83%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$6,597,102
Total number of portfolio holdings	88
Portfolio turnover rate	2%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Nestle S.A.	3.5%
ASML Holding N.V.	3.3%
Novartis AG	3.0%
Roche Holding AG	2.8%
Allianz SE	2.7%
Nokia Oyj	2.7%
Unilever PLC	2.4%
3i Group PLC	2.4%
RELX PLC	2.1%
Bouygues S.A.	2.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RFEU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust RiverFront Dynamic Europe ETF (RFEU)

First Trust RiverFront
Dynamic Emerging Markets ETF
RFEM | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RFEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RiverFront Dynamic Emerging Markets ETF	$48	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of April 30, 2025)
Fund net assets	$29,402,834
Total number of portfolio holdings	106
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of April 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
Tencent Holdings Ltd.	4.9%
iShares MSCI China ETF	4.4%
Alibaba Group Holding Ltd.	2.8%
MediaTek, Inc.	2.4%
Industrial & Commercial Bank of China Ltd., Class H	2.3%
ICICI Bank Ltd.	2.2%
Haidilao International Holding Ltd.	2.0%
Kasikornbank PCL, NVDR	1.8%
Kasikornbank PCL	1.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RFEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund III (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund III

First Trust Preferred Securities and Income ETF (FPE)
First Trust Institutional Preferred Securities and Income ETF (FPEI)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 20.5%
	Automobiles — 0.6%
278,688	Ford Motor Co.	6.20%	06/01/59	$5,849,661
531,909	Ford Motor Co.	6.00%	12/01/59	10,909,454
679,677	Ford Motor Co.	6.50%	08/15/62	14,864,536
				31,623,651
	Banks — 0.9%
987,534	Bank of America Corp., Series KK	5.38%	(a)	21,656,621
101,097	JPMorgan Chase & Co., Series DD	5.75%	(a)	2,480,920
108,346	JPMorgan Chase & Co., Series GG	4.75%	(a)	2,175,588
299,471	JPMorgan Chase & Co., Series LL	4.63%	(a)	5,839,684
311,869	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	7,609,604
6,173	Truist Financial Corp., Series R	4.75%	(a)	117,904
238,844	US Bancorp, Series K	5.50%	(a)	5,319,056
252,419	Wells Fargo & Co., Series Z	4.75%	(a)	4,785,864
				49,985,241
	Capital Markets — 3.8%
225,115	Affiliated Managers Group, Inc.	5.88%	03/30/59	4,680,141
197,154	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,337,817
857,989	Affiliated Managers Group, Inc.	4.20%	09/30/61	13,118,652
1,111,341	Affiliated Managers Group, Inc.	6.75%	03/30/64	26,327,668
1,489,700	Bank of New York Mellon (The) Corp., Series K (b)	6.15%	(a)	37,421,264
603,978	Brookfield Oaktree Holdings LLC, Series A	6.63%	(a)	12,429,867
958,030	Brookfield Oaktree Holdings LLC, Series B	6.55%	(a)	19,495,911
1,615,406	Carlyle Finance LLC	4.63%	05/15/61	27,316,515
445,340	DigitalBridge Group, Inc., Series I	7.15%	(a)	9,605,984
38,356	DigitalBridge Group, Inc., Series J	7.13%	(a)	814,681
909,922	KKR Group Finance Co. IX LLC	4.63%	04/01/61	15,696,155
99,175	Morgan Stanley, Series P	6.50%	(a)	2,488,301
441,271	Morgan Stanley, Series Q	6.63%	(a)	11,093,553
1,159,645	TPG Operating Group II, L.P.	6.95%	03/15/64	27,761,901
				211,588,410
	Consumer Finance — 0.0%
60,806	Capital One Financial Corp., Series I	5.00%	(a)	1,136,464
	Diversified REITs — 0.2%
506,445	Global Net Lease, Inc., Series A	7.25%	(a)	11,445,657
	Diversified Telecommunication Services — 0.5%
368,843	AT&T, Inc.	5.35%	11/01/66	8,369,048
403,744	AT&T, Inc., Series A	5.00%	(a)	8,103,142
708,693	AT&T, Inc., Series C	4.75%	(a)	13,507,688
				29,979,878
	Electric Utilities — 1.4%
216,324	SCE Trust V, Series K (b)	5.45%	(a)	4,925,698
322,085	SCE Trust VI	5.00%	(a)	5,272,531
1,366,259	SCE Trust VII, Series M	7.50%	(a)	31,492,270
543,428	SCE Trust VIII, Series N	6.95%	(a)	11,917,376
50,423	Southern (The) Co.	5.25%	12/01/77	1,087,624
822,284	Southern (The) Co.	6.50%	03/15/85	20,992,911
95,266	Southern (The) Co., Series 2020	4.95%	01/30/80	1,910,083
				77,598,493
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Financial Services — 1.5%
22,837	Apollo Global Management, Inc. (b)	7.63%	09/15/53	$606,322
1,905,537	Corebridge Financial, Inc.	6.38%	12/15/64	45,466,113
1,257,930	Equitable Holdings, Inc., Series A	5.25%	(a)	25,158,600
345,375	Jackson Financial, Inc. (b)	8.00%	(a)	8,962,481
115,803	Voya Financial, Inc., Series B (b)	5.35%	(a)	2,810,539
				83,004,055
	Food Products — 0.1%
232,432	CHS, Inc., Series 3	6.75%	(a)	5,687,611
	Independent Power and Renewable Electricity Producers — 0.4%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	12,839,469
642,356	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	10,900,781
				23,740,250
	Insurance — 6.8%
2,498,228	AEGON Funding Co., LLC	5.10%	12/15/49	50,264,347
10,842	Allstate (The) Corp., Series H	5.10%	(a)	224,755
717,877	American National Group, Inc.	7.38%	(a)	17,889,495
87,757	American National Group, Inc., Series B (b)	6.63%	(a)	2,207,966
313,006	AmTrust Financial Services, Inc. (c)	7.25%	06/15/55	4,788,992
364,175	AmTrust Financial Services, Inc.	7.50%	09/15/55	5,863,217
32	Arch Capital Group Ltd., Series F	5.45%	(a)	658
314,140	Arch Capital Group Ltd., Series G	4.55%	(a)	5,337,239
2,941	Argo Group International Holdings, Inc. (b)	7.00%	(a)	73,584
379,213	Aspen Insurance Holdings Ltd.	5.63%	(a)	7,011,648
1,910,076	Aspen Insurance Holdings Ltd.	5.63%	(a)	35,374,607
532,486	Assurant, Inc.	5.25%	01/15/61	10,383,477
1,337,922	Athene Holding Ltd. (b)	7.25%	03/30/64	33,113,569
1,147,770	Athene Holding Ltd., Series A (b)	6.35%	(a)	26,903,729
1,274,505	Athene Holding Ltd., Series E (b)	7.75%	(a)	32,002,820
416,791	Axis Capital Holdings Ltd., Series E	5.50%	(a)	8,485,865
725,495	CNO Financial Group, Inc.	5.13%	11/25/60	12,536,554
24,996	Enstar Group Ltd., Series D (b)	7.00%	(a)	532,915
1,704,776	F&G Annuities & Life, Inc.	7.95%	12/15/53	43,591,122
2,387,984	F&G Annuities & Life, Inc.	7.30%	01/15/65	55,950,465
87,348	Globe Life, Inc.	4.25%	06/15/61	1,362,629
4,142	MetLife, Inc., Series F	4.75%	(a)	81,100
223,423	Phoenix (The) Cos., Inc.	7.45%	01/15/32	3,943,416
42,858	Prudential Financial, Inc.	5.63%	08/15/58	990,448
85,784	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	1,835,778
859,247	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	13,430,031
288,882	W.R. Berkley Corp.	5.10%	12/30/59	5,604,311
				379,784,737
	Mortgage REITs — 0.1%
300,535	AGNC Investment Corp., Series D, 3 Mo. CME Term SOFR + CSA + 4.33% (d)	8.85%	(a)	7,345,076
5,044	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + CSA + 4.70% (d)	9.21%	(a)	124,637
				7,469,713
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities — 1.5%
688,492	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (d)	8.86%	07/01/79	$17,315,574
613,959	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	9,903,159
616,426	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	10,134,043
56,983	Brookfield Infrastructure Partners, L.P., Series 14	5.00%	(a)	925,974
698,044	CMS Energy Corp.	5.88%	10/15/78	15,363,948
486,703	CMS Energy Corp.	5.88%	03/01/79	10,853,477
20,021	DTE Energy Co.	4.38%	12/01/81	349,567
62,805	DTE Energy Co., Series E	5.25%	12/01/77	1,329,582
771,688	Sempra	5.75%	07/01/79	16,081,978
				82,257,302
	Real Estate Management & Development — 0.7%
1,460,655	Brookfield Property Partners, L.P., Series A	5.75%	(a)	18,491,892
1,177,385	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	16,966,118
173,413	Brookfield Property Preferred, L.P.	6.25%	07/26/81	2,557,842
				38,015,852
	Specialized REITs — 0.0%
126,961	Public Storage, Series L	4.63%	(a)	2,398,293
	Wireless Telecommunication Services — 2.0%
704,127	United States Cellular Corp.	6.25%	09/01/69	16,617,397
2,215,120	United States Cellular Corp.	5.50%	03/01/70	48,644,035
2,229,005	United States Cellular Corp.	5.50%	06/01/70	49,439,331
				114,700,763
	Total $25 Par Preferred Securities			1,150,416,370
	(Cost $1,311,045,497)
$100 PAR PREFERRED SECURITIES — 0.0%
	Food Products — 0.0%
700	Dairy Farmers of America, Inc. (e)	7.88%	(a)	67,025
	(Cost $64,400)
$1,000 PAR PREFERRED SECURITIES — 3.6%
	Banks — 3.6%
65,708	Bank of America Corp., Series L	7.25%	(a)	76,883,616
110,579	Wells Fargo & Co., Series L	7.50%	(a)	128,492,798
	Total $1,000 Par Preferred Securities			205,376,414
	(Cost $232,358,535)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 72.9%
	Banks — 38.8%
$15,600,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (f)	7.75%	(a)	15,305,807
25,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (f)	9.38%	(a)	27,203,476
11,320,000	Banco de Credito e Inversiones S.A. (b) (e) (f)	8.75%	(a)	11,740,312
5,000,000	Banco de Credito e Inversiones S.A. (b) (f) (g)	8.75%	(a)	5,185,650
22,250,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	21,763,357
15,700,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	15,548,460
21,630,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	21,895,833
23,000,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.75%	(a)	22,974,525
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$2,800,000	Banco Santander S.A. (b) (f)	4.75%	(a)	$2,648,432
30,500,000	Banco Santander S.A. (b) (f)	8.00%	(a)	31,202,545
21,600,000	Banco Santander S.A. (b) (f)	9.63%	(a)	23,584,025
50,600,000	Banco Santander S.A. (b) (f)	9.63%	(a)	57,288,865
139,492,000	Bank of America Corp. (b)	6.63%	(a)	139,904,969
21,265,000	Bank of America Corp., Series TT (b)	6.13%	(a)	21,265,323
60,800,000	Bank of Montreal (b)	7.70%	05/26/84	62,040,867
30,189,000	Bank of Montreal (b)	7.30%	11/26/84	29,742,991
38,764,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	40,172,657
44,149,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	45,283,983
30,800,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	30,552,621
15,075,000	Barclays PLC (b) (f)	4.38%	(a)	13,549,151
17,900,000	Barclays PLC (b) (f)	7.63%	(a)	17,168,744
100,000,000	Barclays PLC (b) (f)	8.00%	(a)	102,411,892
25,750,000	Barclays PLC (b) (f)	9.63%	(a)	28,174,620
11,600,000	BBVA Mexico S.A. (b) (e) (f)	5.88%	09/13/34	11,172,282
12,300,000	BBVA Mexico S.A. (b) (e) (f)	7.63%	02/11/35	12,392,250
31,600,000	BBVA Mexico S.A. (b) (e) (f)	8.45%	06/29/38	32,838,393
59,483,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	50,331,933
9,300,000	BNP Paribas S.A. (b) (e) (f)	7.38%	(a)	9,214,891
36,770,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	37,887,404
15,600,000	BNP Paribas S.A. (b) (e) (f)	8.00%	(a)	16,146,140
56,900,000	BNP Paribas S.A. (b) (e) (f)	8.50%	(a)	59,448,153
8,300,000	BNP Paribas S.A. (b) (e) (f)	9.25%	(a)	8,753,520
18,500,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	17,884,115
45,055,000	Citigroup, Inc., Series AA (b)	7.63%	(a)	46,376,508
20,000,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	19,915,650
24,790,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	24,657,213
24,700,000	Citigroup, Inc., Series FF (b)	6.95%	(a)	24,258,423
3,803,000	Citigroup, Inc., Series W (b)	4.00%	(a)	3,728,477
2,600,000	Citigroup, Inc., Series X (b)	3.88%	(a)	2,535,149
4,200,000	Citigroup, Inc., Series Z (b)	7.38%	(a)	4,262,748
5,653,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	5,325,010
12,500,000	CoBank ACB (b)	7.25%	(a)	12,539,675
7,341,000	CoBank ACB, Series I (b)	6.25%	(a)	7,288,761
34,455,000	CoBank ACB, Series K (b)	6.45%	(a)	34,360,424
36,800,000	Commerzbank AG (b) (f) (g)	7.50%	(a)	36,514,800
77,700,000	Credit Agricole S.A. (b) (e) (f)	6.70%	(a)	73,769,748
6,200,000	Farm Credit Bank of Texas (b)	7.75%	(a)	6,439,828
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	7,516,125
15,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	14,840
30,800,000	HSBC Holdings PLC (b) (f)	6.88%	(a)	30,621,877
48,450,000	HSBC Holdings PLC (b) (f)	6.95%	(a)	47,358,218
56,700,000	HSBC Holdings PLC (b) (f)	8.00%	(a)	59,030,710
3,250,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	3,102,481
22,200,000	ING Groep N.V. (b) (f) (g)	7.25%	(a)	22,089,000
285,000	ING Groep N.V. (b) (f) (g)	7.50%	(a)	289,274
38,873,000	ING Groep N.V. (b) (f) (g)	8.00%	(a)	40,379,329
200,000	Intesa Sanpaolo S.p.A. (b) (e) (f)	7.70%	(a)	201,122
93,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	96,392,754
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$9,300,000	JPMorgan Chase & Co., Series OO (b)	6.50%	(a)	$9,316,310
68,555,000	Lloyds Banking Group PLC (b) (f)	8.00%	(a)	70,451,231
6,156,000	NatWest Group PLC (b) (f)	8.13%	(a)	6,372,931
35,116,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	34,819,554
19,345,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	19,380,616
41,711,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	41,141,440
43,000,000	Royal Bank of Canada (b)	7.50%	05/02/84	44,278,132
33,850,000	Royal Bank of Canada (b)	6.35%	11/24/84	31,140,370
33,820,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	35,461,480
25,000,000	Societe Generale S.A. (b) (e) (f)	10.00%	(a)	26,945,325
5,000,000	Standard Chartered PLC (b) (e) (f)	7.88%	(a)	5,021,700
17,420,000	Sumitomo Mitsui Financial Group, Inc. (b) (f)	6.60%	(a)	17,032,321
3,200,000	Swedbank AB (b) (f) (g)	7.63%	(a)	3,285,848
8,600,000	Swedbank AB (b) (f) (g)	7.75%	(a)	8,836,500
63,430,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	65,718,872
8,030,000	Toronto-Dominion Bank (The) (b)	7.25%	07/31/84	7,997,138
65,630,000	Wells Fargo & Co. (b)	6.85%	(a)	66,509,970
35,949,000	Wells Fargo & Co. (b)	7.63%	(a)	37,933,924
				2,183,289,992
	Capital Markets — 6.1%
40,400,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	38,905,479
75,038,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	65,571,251
400,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	387,855
81,425,000	Credit Suisse Group AG, Claim (h) (i)			6,106,875
1,200,000	Credit Suisse Group AG, Claim (h) (i)			90,000
51,775,000	Credit Suisse Group AG, Claim (h) (i)			3,883,125
76,900,000	Credit Suisse Group AG, Claim (h) (i)			5,767,500
27,200,000	Credit Suisse Group AG, Claim (h) (i)			2,040,000
50,200,000	Deutsche Bank AG, Series 2020 (b) (f)	6.00%	(a)	49,288,222
15,500,000	Goldman Sachs Group (The), Inc. (b)	6.85%	(a)	15,325,854
375,000	Goldman Sachs Group (The), Inc., Series R (b)	7.56%	(a)	375,418
13,608,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	14,124,179
65,985,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	67,454,024
30,900,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	29,210,765
12,536,000	State Street Corp., Series I (b)	6.70%	(a)	12,611,592
31,000,000	State Street Corp., Series J (b)	6.70%	(a)	31,205,871
				342,348,010
	Diversified Telecommunication Services — 0.9%
50,500,000	Bell Canada (b)	7.00%	09/15/55	50,239,481
	Electric Utilities — 4.4%
51,590,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	52,024,904
4,920,000	American Electric Power Co., Inc. (b)	7.05%	12/15/54	4,976,870
23,875,000	Duke Energy Corp. (b)	6.45%	09/01/54	23,984,873
42,784,000	Entergy Corp. (b)	7.13%	12/01/54	43,123,491
21,680,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	21,830,828
40,006,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	40,513,550
12,341,000	NextEra Energy Capital Holdings, Inc. (b)	6.38%	08/15/55	12,397,867
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
$16,250,000	NextEra Energy Capital Holdings, Inc. (b)	6.50%	08/15/55	$16,380,812
31,000,000	Southern (The) Co., Series 2025 (b)	6.38%	03/15/55	31,657,479
				246,890,674
	Financial Services — 1.8%
64,250,000	American AgCredit Corp. (b) (e)	5.25%	(a)	60,234,375
28,250,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	27,685,011
13,950,000	Compeer Financial ACA (b) (e)	4.88%	(a)	13,322,250
				101,241,636
	Food Products — 1.9%
10,700,000	Dairy Farmers of America, Inc. (j)	7.13%	(a)	10,165,000
20,360,000	Land O’Lakes Capital Trust I (j)	7.45%	03/15/28	20,320,298
44,888,000	Land O’Lakes, Inc. (e)	7.00%	(a)	36,808,160
14,010,000	Land O’Lakes, Inc. (e)	7.25%	(a)	11,698,350
31,520,000	Land O’Lakes, Inc. (e)	8.00%	(a)	29,313,480
				108,305,288
	Gas Utilities — 0.4%
21,500,000	AltaGas Ltd. (b) (e)	7.20%	10/15/54	21,051,003
	Independent Power and Renewable Electricity Producers — 0.9%
12,435,000	AES (The) Corp. (b)	7.60%	01/15/55	12,317,647
41,540,000	AES (The) Corp. (b)	6.95%	07/15/55	38,843,612
				51,161,259
	Insurance — 7.6%
34,460,000	Assurant, Inc. (b)	7.00%	03/27/48	34,313,300
12,699,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	11,730,129
26,475,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	25,201,954
24,400,000	CNP Assurances SACA (b) (f) (g)	4.88%	(a)	20,929,405
13,700,000	Fortegra Financial Corp. (b) (j)	8.50%	10/15/57	13,391,750
73,935,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	70,291,630
25,274,000	Global Atlantic Fin Co. (b) (e)	7.95%	10/15/54	25,729,412
68,464,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (e)	6.71%	02/12/47	62,592,772
26,429,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	26,419,502
40,630,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	37,478,941
38,910,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	36,760,845
30,600,000	Meiji Yasuda Life Insurance Co. (b) (e)	6.10%	06/11/55	30,254,499
17,500,000	MetLife, Inc., Series G (b)	6.35%	03/15/55	17,413,374
15,499,000	Nippon Life Insurance Co. (b) (e)	6.50%	04/30/55	15,733,938
				428,241,451
	Multi-Utilities — 4.4%
60,883,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	57,200,139
1,400,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	1,401,437
54,106,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	53,331,689
15,500,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	15,950,512
15,550,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	16,183,725
21,700,000	NiSource, Inc. (b)	6.38%	03/31/55	21,224,813
39,422,000	Sempra (b)	4.13%	04/01/52	36,221,560
35,416,000	Sempra (b)	6.40%	10/01/54	32,391,183
13,778,000	Sempra (b)	6.88%	10/01/54	13,338,526
				247,243,584
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels — 3.7%
$28,420,000	Enbridge, Inc. (b)	7.63%	01/15/83	$29,058,881
48,200,000	Enbridge, Inc. (b)	8.50%	01/15/84	52,074,798
21,350,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	20,500,641
100,000	Energy Transfer, L.P., Series B (b)	6.63%	(a)	96,377
100,000	Energy Transfer, L.P., Series F (b)	6.75%	(a)	100,046
22,531,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	22,259,691
100,000	Energy Transfer, L.P., Series H (b)	6.50%	(a)	99,559
34,700,000	Transcanada Trust (b)	5.60%	03/07/82	32,060,517
57,927,000	Venture Global LNG, Inc. (b) (e)	9.00%	(a)	49,843,571
				206,094,081
	Retail REITs — 0.5%
27,435,000	Scentre Group Trust 2 (b) (e)	5.13%	09/24/80	26,838,821
	Trading Companies & Distributors — 0.6%
36,433,000	Air Lease Corp., Series D (b)	6.00%	(a)	34,191,944
	Wireless Telecommunication Services — 0.9%
6,229,000	Rogers Communications, Inc. (b)	7.00%	04/15/55	6,279,288
45,275,000	Rogers Communications, Inc. (b)	7.13%	04/15/55	45,139,953
				51,419,241
	Total Capital Preferred Securities			4,098,556,465
	(Cost $4,293,134,709)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.8%
	Capital Markets — 0.8%
3,995,460	Invesco Preferred ETF	44,069,924
	(Cost $45,482,719)

	Total Investments — 97.8%	5,498,486,198
	(Cost $5,882,085,860)
	Net Other Assets and Liabilities — 2.2%	122,688,327
	Net Assets — 100.0%	$5,621,174,525

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(c)
This security is fair valued by First Trust Advisors L.P.’s (the “Advisor”) Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2025, securities noted as such are valued at $4,788,992 or 0.1% of net assets.

(d)	Floating or variable rate security.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $1,076,303,205 or 19.1% of net assets.

(f)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2025, securities noted as such amounted to $1,209,709,701 or 21.5% of net assets. Of these securities, 12.9% originated in emerging markets, and 87.1% originated in foreign markets.

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Claim pending with the administrative court of Switzerland.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2C - Restricted Securities in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation	% of Net Assets
United States	58.7%
Canada	13.0
United Kingdom	6.8
France	6.0
Bermuda	3.0
Spain	2.8
Mexico	2.5
Germany	1.5
Japan	1.1
Netherlands	1.1
Australia	0.5
Switzerland	0.3
Chile	0.3
Sweden	0.2
Italy	0.0†
Total Investments	97.8
Net Other Assets and Liabilities	2.2
Total	100.0%

†	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$379,784,737	$365,189,112	$14,595,625	$—
Other Industry Categories*	770,631,633	770,631,633	—	—
$100 Par Preferred Securities*	67,025	—	67,025	—
$1,000 Par Preferred Securities*	205,376,414	205,376,414	—	—
Capital Preferred Securities*	4,098,556,465	—	4,098,556,465	—
Exchange-Traded Funds*	44,069,924	44,069,924	—	—
Total Investments	$5,498,486,198	$1,385,267,083	$4,113,219,115	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 2.2%
	Banks — 2.2%
11,501	Bank of America Corp., Series L	7.25%	(a)	$13,457,090
17,492	Wells Fargo & Co., Series L	7.50%	(a)	20,325,704
	Total $1,000 Par Preferred Securities			33,782,794
	(Cost $37,472,205)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 95.8%
	Banks — 50.7%
$14,600,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	7.75%	(a)	14,324,666
13,800,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	9.38%	(a)	14,897,141
3,000,000	Banco de Credito e Inversiones S.A. (b) (c) (d)	8.75%	(a)	3,111,390
840,000	Banco de Credito e Inversiones S.A. (b) (c) (e)	8.75%	(a)	871,189
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (d)	6.63%	(a)	1,781,732
10,101,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	9,880,075
3,592,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	3,557,329
3,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	3,441,786
1,200,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.75%	(a)	1,198,671
6,600,000	Banco Santander S.A. (b) (c)	4.75%	(a)	6,242,732
8,400,000	Banco Santander S.A. (b) (c)	8.00%	(a)	8,593,488
7,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	7,642,971
20,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	22,643,820
37,291,000	Bank of America Corp. (c)	6.63%	(a)	37,401,401
18,722,000	Bank of America Corp., Series TT (c)	6.13%	(a)	18,722,284
22,956,000	Bank of Montreal (c)	7.70%	05/26/84	23,424,509
12,500,000	Bank of Montreal (c)	7.30%	11/26/84	12,315,326
19,400,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	20,104,982
14,600,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	14,975,337
8,400,000	Bank of Nova Scotia (The) (c)	7.35%	04/27/85	8,332,533
6,300,000	Barclays PLC (b) (c)	4.38%	(a)	5,662,332
14,600,000	Barclays PLC (b) (c)	7.63%	(a)	14,003,556
20,050,000	Barclays PLC (b) (c)	8.00%	(a)	20,533,584
6,650,000	Barclays PLC (b) (c)	9.63%	(a)	7,276,164
700,000	BBVA Mexico S.A. (b) (c) (d)	5.88%	09/13/34	674,189
3,350,000	BBVA Mexico S.A. (b) (c) (d)	7.63%	02/11/35	3,375,125
7,200,000	BBVA Mexico S.A. (b) (c) (d)	8.45%	06/29/38	7,482,165
18,000,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	15,230,819
2,300,000	BNP Paribas S.A. (b) (c) (d)	7.38%	(a)	2,278,952
9,590,000	BNP Paribas S.A. (b) (c) (d)	7.75%	(a)	9,881,431
3,700,000	BNP Paribas S.A. (b) (c) (d)	8.00%	(a)	3,829,533
23,450,000	BNP Paribas S.A. (b) (c) (d)	8.50%	(a)	24,500,161
1,000,000	BNP Paribas S.A. (b) (c) (d)	9.25%	(a)	1,054,641
5,783,000	Canadian Imperial Bank of Commerce (c)	6.95%	01/28/85	5,590,478
1,300,000	Citigroup, Inc., Series AA (c)	7.63%	(a)	1,338,130
4,000,000	Citigroup, Inc., Series BB (c)	7.20%	(a)	3,983,130
6,070,000	Citigroup, Inc., Series DD (c)	7.00%	(a)	6,037,486
6,700,000	Citigroup, Inc., Series FF (c)	6.95%	(a)	6,580,220
4,000	Citigroup, Inc., Series P (c)	5.95%	(a)	3,999
8,445,000	Citigroup, Inc., Series W (c)	4.00%	(a)	8,279,513
8,195,000	Citigroup, Inc., Series X (c)	3.88%	(a)	7,990,596
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$2,979,000	Citigroup, Inc., Series Y (c)	4.15%	(a)	$2,844,161
12,941,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(a)	12,190,157
3,000,000	CoBank ACB (c)	7.25%	(a)	3,009,522
1,101,000	CoBank ACB, Series I (c)	6.25%	(a)	1,093,165
685,000	CoBank ACB, Series K (c)	6.45%	(a)	683,120
23,400,000	Commerzbank AG (b) (c) (e)	7.50%	(a)	23,218,650
1,000,000	Corestates Capital III, 3 Mo. CME Term SOFR + CSA + 0.57% (d) (f)	5.15%	02/15/27	986,978
34,600,000	Credit Agricole S.A. (b) (c) (d)	6.70%	(a)	32,849,849
1,500,000	Farm Credit Bank of Texas (c)	7.75%	(a)	1,558,023
800,000	Farm Credit Bank of Texas, Series 3 (c) (d)	6.20%	(a)	786,000
7,900,000	HSBC Holdings PLC (b) (c)	6.88%	(a)	7,854,313
23,150,000	HSBC Holdings PLC (b) (c)	6.95%	(a)	22,628,333
19,600,000	HSBC Holdings PLC (b) (c)	8.00%	(a)	20,405,678
735,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(a)	724,835
3,700,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(a)	3,532,056
5,440,000	ING Groep N.V. (b) (c) (e)	7.25%	(a)	5,412,800
1,004,000	ING Groep N.V. (b) (c) (e)	7.50%	(a)	1,019,055
8,885,000	ING Groep N.V. (b) (c) (e)	8.00%	(a)	9,229,294
200,000	Intesa Sanpaolo S.p.A. (b) (c) (d)	7.70%	(a)	201,122
4,000,000	JPMorgan Chase & Co., Series KK (c)	3.65%	(a)	3,885,341
22,200,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(a)	22,923,611
2,500,000	JPMorgan Chase & Co., Series OO (c)	6.50%	(a)	2,504,384
24,180,000	Lloyds Banking Group PLC (b) (c)	8.00%	(a)	24,848,819
686,000	NatWest Group PLC (b) (c)	6.00%	(a)	683,489
4,183,000	NatWest Group PLC (b) (c)	8.13%	(a)	4,330,405
11,084,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(a)	10,990,430
12,525,000	PNC Financial Services Group (The), Inc., Series V (c)	6.20%	(a)	12,548,060
8,499,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(a)	8,382,947
12,000,000	Royal Bank of Canada (c)	7.50%	05/02/84	12,356,688
18,100,000	Royal Bank of Canada (c)	6.35%	11/24/84	16,651,129
7,200,000	Societe Generale S.A. (b) (c) (d)	9.38%	(a)	7,549,458
11,000,000	Societe Generale S.A. (b) (c) (d)	10.00%	(a)	11,855,943
6,200,000	Sumitomo Mitsui Financial Group, Inc. (b) (c)	6.60%	(a)	6,062,020
600,000	Swedbank AB (b) (c) (e)	7.63%	(a)	616,096
7,800,000	Swedbank AB (b) (c) (e)	7.75%	(a)	8,014,500
31,080,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	32,201,522
22,645,000	Wells Fargo & Co. (c)	6.85%	(a)	22,948,625
11,640,000	Wells Fargo & Co. (c)	7.63%	(a)	12,282,703
				760,912,847
	Capital Markets — 7.4%
8,435,000	Ares Finance Co. III LLC (c) (d)	4.13%	06/30/51	8,122,963
23,150,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	20,229,410
400,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(a)	387,855
6,243,000	Credit Suisse Group AG, Claim (g) (h)			468,225
2,057,000	Credit Suisse Group AG, Claim (g) (h)			154,275
7,770,000	Credit Suisse Group AG, Claim (g) (h)			582,750
4,150,000	Credit Suisse Group AG, Claim (g) (h)			311,250
18,000,000	Credit Suisse Group AG, Claim (g) (h)			1,350,000
16,850,000	Deutsche Bank AG, Series 2020 (b) (c)	6.00%	(a)	16,543,955
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$4,150,000	Goldman Sachs Group (The), Inc. (c)	6.85%	(a)	$4,103,374
2,899,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(a)	2,801,596
8,651,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(a)	8,979,150
16,155,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(a)	16,514,659
8,000,000	Goldman Sachs Group (The), Inc., Series Y (c)	6.13%	(a)	7,562,657
811,000	Morgan Stanley, Series M	5.88%	(a)	787,579
9,887,000	State Street Corp., Series I (c)	6.70%	(a)	9,946,619
12,570,000	State Street Corp., Series J (c)	6.70%	(a)	12,653,477
				111,499,794
	Consumer Finance — 0.8%
11,885,000	American Express Co. (c)	3.55%	(a)	11,401,671
	Diversified Telecommunication Services — 1.2%
17,446,000	Bell Canada (c)	7.00%	09/15/55	17,356,000
	Electric Utilities — 5.8%
17,060,000	American Electric Power Co., Inc. (c)	6.95%	12/15/54	17,203,816
785,000	American Electric Power Co., Inc. (c)	7.05%	12/15/54	794,074
7,134,000	American Electric Power Co., Inc. (c)	3.88%	02/15/62	6,719,293
10,850,000	Duke Energy Corp. (c)	6.45%	09/01/54	10,899,932
15,000,000	Entergy Corp. (c)	7.13%	12/01/54	15,119,025
7,930,000	EUSHI Finance, Inc. (c)	7.63%	12/15/54	7,985,169
12,094,000	NextEra Energy Capital Holdings, Inc. (c)	6.75%	06/15/54	12,247,435
3,371,000	NextEra Energy Capital Holdings, Inc. (c)	6.38%	08/15/55	3,386,534
4,300,000	NextEra Energy Capital Holdings, Inc. (c)	6.50%	08/15/55	4,334,615
8,500,000	Southern (The) Co., Series 2025 (c)	6.38%	03/15/55	8,680,276
				87,370,169
	Financial Services — 2.2%
3,000,000	American AgCredit Corp. (c) (d)	5.25%	(a)	2,812,500
4,200,000	Capital Farm Credit ACA, Series 1 (c) (d)	5.00%	(a)	4,116,002
650,000	Compeer Financial ACA (c) (d)	4.88%	(a)	620,750
12,665,000	Corebridge Financial, Inc. (c)	6.88%	12/15/52	12,811,556
12,355,000	Corebridge Financial, Inc. (c)	6.38%	09/15/54	11,933,908
755,000	Voya Financial, Inc., Series A (c)	7.76%	(a)	767,499
				33,062,215
	Food Products — 1.3%
1,200,000	Dairy Farmers of America, Inc. (d) (i)	7.13%	(a)	1,140,000
1,131,000	Land O’Lakes Capital Trust I (d) (i)	7.45%	03/15/28	1,128,794
7,146,000	Land O’Lakes, Inc. (d)	7.00%	(a)	5,859,720
3,875,000	Land O’Lakes, Inc. (d)	7.25%	(a)	3,235,625
400,000	Land O’Lakes, Inc. (e)	7.25%	(a)	334,000
7,935,000	Land O’Lakes, Inc. (d)	8.00%	(a)	7,379,520
				19,077,659
	Gas Utilities — 0.4%
5,800,000	AltaGas Ltd. (c) (d)	7.20%	10/15/54	5,678,875
	Independent Power and Renewable Electricity Producers — 1.4%
2,630,000	AES (The) Corp. (c)	7.60%	01/15/55	2,605,180
19,955,000	AES (The) Corp. (c)	6.95%	07/15/55	18,659,708
				21,264,888
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance — 10.0%
$4,288,000	Assurant, Inc. (c)	7.00%	03/27/48	$4,269,746
2,300,000	Assured Guaranty Municipal Holdings, Inc. (c) (d)	6.40%	12/15/66	2,124,521
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	1,570,298
6,196,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	5,898,066
11,200,000	CNP Assurances SACA (b) (c) (e)	4.88%	(a)	9,606,940
25,534,000	Global Atlantic Fin Co. (c) (d)	4.70%	10/15/51	24,275,735
6,106,000	Global Atlantic Fin Co. (c) (d)	7.95%	10/15/54	6,216,024
22,521,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (f)	6.71%	02/12/47	20,589,680
2,464,000	Kuvare US Holdings, Inc. (c) (d)	7.00%	02/17/51	2,463,115
6,850,000	Lancashire Holdings Ltd. (c) (e)	5.63%	09/18/41	6,318,748
14,818,000	Liberty Mutual Group, Inc. (c) (d)	4.13%	12/15/51	13,999,543
6,585,000	Liberty Mutual Group, Inc. (d)	4.30%	02/01/61	4,108,500
4,000,000	Lincoln National Corp., Series C (c)	9.25%	(a)	4,241,560
8,800,000	Meiji Yasuda Life Insurance Co. (c) (d)	6.10%	06/11/55	8,700,640
6,514,000	MetLife Capital Trust IV (d)	7.88%	12/15/37	7,039,387
2,900,000	MetLife, Inc. (d)	9.25%	04/08/38	3,366,146
16,500,000	MetLife, Inc., Series G (c)	6.35%	03/15/55	16,418,324
4,144,000	Nippon Life Insurance Co. (c) (d)	6.50%	04/30/55	4,206,816
4,175,000	Prudential Financial, Inc. (c)	6.00%	09/01/52	4,153,595
				149,567,384
	Multi-Utilities — 6.4%
18,559,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	17,436,351
13,575,000	CenterPoint Energy, Inc., Series B (c)	6.85%	02/15/55	13,588,933
9,316,000	Dominion Energy, Inc. (c)	6.63%	05/15/55	9,182,679
3,388,000	Dominion Energy, Inc., Series A (c)	6.88%	02/01/55	3,486,473
16,700,000	Dominion Energy, Inc., Series B (c)	7.00%	06/01/54	17,380,592
8,037,000	NiSource, Inc. (c)	6.38%	03/31/55	7,861,006
7,154,000	Sempra (c)	4.13%	04/01/52	6,573,209
18,364,000	Sempra (c)	6.40%	10/01/54	16,795,564
3,522,000	Sempra (c)	6.88%	10/01/54	3,409,659
				95,714,466
	Oil, Gas & Consumable Fuels — 5.5%
11,955,000	Enbridge, Inc. (c)	7.63%	01/15/83	12,223,748
26,050,000	Enbridge, Inc. (c)	8.50%	01/15/84	28,144,159
3,214,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	3,086,139
100,000	Energy Transfer, L.P., Series F (c)	6.75%	(a)	100,046
15,074,000	Energy Transfer, L.P., Series G (c)	7.13%	(a)	14,892,485
7,650,000	Transcanada Trust (c)	5.60%	03/07/82	7,068,097
19,877,000	Venture Global LNG, Inc. (c) (d)	9.00%	(a)	17,103,262
				82,617,936
	Retail REITs — 0.7%
11,220,000	Scentre Group Trust 2 (c) (d)	5.13%	09/24/80	10,976,183
	Trading Companies & Distributors — 0.7%
11,935,000	Air Lease Corp., Series D (c)	6.00%	(a)	11,200,858
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services — 1.3%
$6,000,000	Rogers Communications, Inc. (c)	7.00%	04/15/55	$6,048,440
12,700,000	Rogers Communications, Inc. (c)	7.13%	04/15/55	12,662,118
				18,710,558
	Total Capital Preferred Securities			1,436,411,503
	(Cost $1,440,230,458)

	Total Investments — 98.0%			1,470,194,297
	(Cost $1,477,702,663)
	Net Other Assets and Liabilities — 2.0%			29,766,799
	Net Assets — 100.0%			$1,499,961,096

(a)	Perpetual maturity.
(b)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2025, securities noted as such amounted to $426,900,361 or 28.5% of net assets. Of these securities, 8.3% originated in emerging markets, and 91.7% originated in foreign markets.

(c)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $310,771,650 or 20.7%
of net assets.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	Claim pending with the administrative court of Switzerland.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2C - Restricted Securities in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Country Allocation	% of Net Assets
United States	50.3%
Canada	17.0
United Kingdom	8.5
France	7.9
Spain	5.0
Germany	2.7
Mexico	2.1
Japan	1.3
Netherlands	1.0
Australia	0.7
Sweden	0.6
Bermuda	0.4
Chile	0.3
Switzerland	0.2
Italy	0.0†
Total Investments	98.0
Net Other Assets and Liabilities	2.0
Total	100.0%

†	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$33,782,794	$33,782,794	$—	$—
Capital Preferred Securities*	1,436,411,503	—	1,436,411,503	—
Total Investments	$1,470,194,297	$33,782,794	$1,436,411,503	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	First Trust Preferred Securities and Income ETF (FPE)	First Trust Institutional Preferred Securities and Income ETF (FPEI)
ASSETS:
Investments, at value	$5,498,486,198	$1,470,194,297
Cash	70,572,601	12,663,935
Foreign currency, at value	5,988	—
Receivables:
Interest	53,202,553	18,160,934
Investment securities sold	1,868,964	—
Dividends	715,227	—
Reclaims	172,625	—
Capital shares sold	8,329	—
Total Assets	5,625,032,485	1,501,019,166

LIABILITIES:
Investment advisory fees payable	3,857,960	1,058,070
Total Liabilities	3,857,960	1,058,070
NET ASSETS	$5,621,174,525	$1,499,961,096

NET ASSETS consist of:
Paid-in capital	$6,648,767,398	$1,519,511,836
Par value	3,252,050	817,000
Accumulated distributable earnings (loss)	(1,030,844,923)	(20,367,740)
NET ASSETS	$5,621,174,525	$1,499,961,096
NET ASSET VALUE, per share	$17.29	$18.36
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	325,205,000	81,700,002
Investments, at cost	$5,882,085,860	$1,477,702,663
Foreign currency, at cost (proceeds)	$5,822	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

	First Trust Preferred Securities and Income ETF (FPE)	First Trust Institutional Preferred Securities and Income ETF (FPEI)
INVESTMENT INCOME:
Interest	$143,448,395	$49,202,114
Dividends	47,414,417	1,167,312
Foreign withholding tax	(243,038)	—
Total investment income	190,619,774	50,369,426

EXPENSES:
Investment advisory fees	23,811,677	6,506,450
Legal fees	90,016	14,425
Total expenses	23,901,693	6,520,875
NET INVESTMENT INCOME (LOSS)	166,718,081	43,848,551

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,418,651	11,280,028
In-kind redemptions	390,557	—
Foreign currency transactions	(68)	—
Net realized gain (loss)	9,809,140	11,280,028
Net change in unrealized appreciation (depreciation) on:
Investments	(213,949,387)	(44,674,212)
Foreign currency translation	166	—
Net change in unrealized appreciation (depreciation)	(213,949,221)	(44,674,212)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(204,140,081)	(33,394,184)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(37,422,000)	$10,454,367
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust Preferred Securities and Income ETF (FPE)		First Trust Institutional Preferred Securities and Income ETF (FPEI)
	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$166,718,081	$307,151,880	$43,848,551	$72,683,234
Net realized gain (loss)	9,809,140	(40,792,366)	11,280,028	8,219,344
Net change in unrealized appreciation (depreciation)	(213,949,221)	764,314,571	(44,674,212)	139,775,216
Net increase (decrease) in net assets resulting from operations	(37,422,000)	1,030,674,085	10,454,367	220,677,794

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(167,463,651)	(301,130,215)	(43,939,756)	(70,141,773)
Return of capital	—	(8,971,630)	—	(2,905,829)
Total distributions to shareholders	(167,463,651)	(310,101,845)	(43,939,756)	(73,047,602)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	298,011,880	476,200,013	133,299,515	333,562,849
Cost of shares redeemed	(151,990,885)	(388,327,513)	(89,643,023)	(32,700,393)
Net increase (decrease) in net assets resulting from shareholder transactions	146,020,995	87,872,500	43,656,492	300,862,456
Total increase (decrease) in net assets	(58,864,656)	808,444,740	10,171,103	448,492,648

NET ASSETS:
Beginning of period	5,680,039,181	4,871,594,441	1,489,789,993	1,041,297,345
End of period	$5,621,174,525	$5,680,039,181	$1,499,961,096	$1,489,789,993

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	317,205,000	312,655,000	79,450,002	63,000,002
Shares sold	16,750,000	27,450,000	7,100,000	18,250,000
Shares redeemed	(8,750,000)	(22,900,000)	(4,850,000)	(1,800,000)
Shares outstanding, end of period	325,205,000	317,205,000	81,700,002	79,450,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Preferred Securities and Income ETF (FPE)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.91	$15.58	$16.60	$20.45	$19.23	$19.89
Income from investment operations:
Net investment income (loss)	0.51 (a)	0.99 (a)	1.00 (a)	0.92	0.90	1.00
Net realized and unrealized gain (loss)	(0.61)	2.34	(1.00)	(3.84)	1.24	(0.66)
Total from investment operations	(0.10)	3.33	—	(2.92)	2.14	0.34
Distributions paid to shareholders from:
Net investment income	(0.52)	(0.97)	(0.98)	(0.89)	(0.88)	(0.94)
Return of capital	—	(0.03)	(0.04)	(0.04)	(0.04)	(0.06)
Total distributions	(0.52)	(1.00)	(1.02)	(0.93)	(0.92)	(1.00)
Net asset value, end of period	$17.29	$17.91	$15.58	$16.60	$20.45	$19.23
Total return (b)	(0.61)%	21.79%	(0.10)%	(14.65)%	11.26%	1.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,621,175	$5,680,039	$4,871,594	$6,026,696	$7,698,246	$5,422,433
Ratio of total expenses to average net assets	0.84% (c)	0.84%	0.84%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.85% (c)	5.76%	6.04%	4.95%	4.54%	5.24%
Portfolio turnover rate (d)	23%	46%	34%	35%	27%	43%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Institutional Preferred Securities and Income ETF (FPEI)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.75	$16.53	$17.26	$20.52	$19.36	$19.85
Income from investment operations:
Net investment income (loss)	0.53 (a)	1.03 (a)	1.00 (a)	0.88	0.90	1.01
Net realized and unrealized gain (loss)	(0.39)	2.22	(0.72)	(3.22)	1.19	(0.50)
Total from investment operations	0.14	3.25	0.28	(2.34)	2.09	0.51
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.99)	(0.96)	(0.87)	(0.88)	(0.97)
Return of capital	—	(0.04)	(0.05)	(0.05)	(0.05)	(0.03)
Total distributions	(0.53)	(1.03)	(1.01)	(0.92)	(0.93)	(1.00)
Net asset value, end of period	$18.36	$18.75	$16.53	$17.26	$20.52	$19.36
Total return (b)	0.74%	20.03%	1.57%	(11.68)%	10.91%	2.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,499,961	$1,489,790	$1,041,297	$649,036	$492,418	$284,519
Ratio of total expenses to average net assets	0.85% (c)	0.85%	0.86% (d)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.73% (c)	5.69%	5.83%	4.89%	4.60%	5.22%
Portfolio turnover rate (e)	24%	35%	26%	31%	22%	48%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary legal fees. If the legal fees expense was not included, the expense ratio would have been 0.85%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on NYSE Arca, Inc.

First Trust Preferred Securities and Income ETF – (ticker “FPE”)
First Trust Institutional Preferred Securities and Income ETF – (ticker “FPEI”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek total return and to provide current income.
Under normal market conditions, FPE seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities, including corporate bonds, high-yield securities (commonly referred to as “junk” bonds) and convertible securities.
Under normal market conditions, FPEI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in institutional preferred securities and income-producing debt securities, including hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Preferred stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Bonds, notes, capital preferred securities and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Restricted Securities
Each Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2025, each Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. Each Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
FPE
Dairy Farmers of America, Inc., 7.13%	09/15/16 - 12/08/21	$10,700,000	$95.00	$10,903,500	$10,165,000	0.18%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 03/12/18	13,700,000	97.75	13,718,518	13,391,750	0.24
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15 - 05/08/18	20,360,000	99.81	21,172,317	20,320,298	0.36
				$45,794,335	$43,877,048	0.78%
FPEI
Dairy Farmers of America, Inc., 7.13%	01/21/21 - 12/08/21	1,200,000	95.00	1,222,750	1,140,000	0.08
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 - 01/16/24	1,131,000	99.81	1,180,189	1,128,794	0.07
				$2,402,939	$2,268,794	0.15%
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Preferred Securities and Income ETF	$301,130,215	$—	$8,971,630
First Trust Institutional Preferred Securities and Income ETF	70,141,773	—	2,905,829
As of October 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Preferred Securities and Income ETF	$—	$(674,921,715)	$(151,037,557)
First Trust Institutional Preferred Securities and Income ETF	—	(29,606,504)	42,724,153
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Preferred Securities and Income ETF	$674,921,715
First Trust Institutional Preferred Securities and Income ETF	29,606,504
During the taxable year ended October 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Institutional Preferred Securities and Income ETF	$8,139,285
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Funds had no net late year ordinary or capital losses.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Preferred Securities and Income ETF	$5,882,085,860	$100,647,061	$(484,246,723)	$(383,599,662)
First Trust Institutional Preferred Securities and Income ETF	1,477,702,663	44,853,729	(52,362,095)	(7,508,366)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”), a majority-owned affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of each Fund’s assets and will pay Stonebridge for its services as each Fund’s sub-advisor. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.425% of the average daily net assets of the Fund less the amount of Fund Expenses owed by the Sub-Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Stonebridge will be reduced to reflect the reduction in the Advisor’s management fee. First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses.
The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Preferred Securities and Income ETF	$1,378,058,663	$1,289,555,552
First Trust Institutional Preferred Securities and Income ETF	400,702,234	358,391,954
For the six months ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Preferred Securities and Income ETF	$18,604,919	$6,560,562
First Trust Institutional Preferred Securities and Income ETF	—	—
5. Borrowings
The Trust, on behalf of FPE, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a $620 million Credit Agreement with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement may be increased up to $700 million with the consent of one or more lenders. For any day on and after February 26, 2025, BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to February 26, 2025, BNY charged a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that FPE accesses the credit line, there would also be an interest fee charged. FPE did not have any borrowings outstanding during the six months ended April 30, 2025.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund III

First Trust Managed Municipal ETF (FMB)

First Trust Managed Municipal ETF (FMB)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Managed Municipal ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.8%
	Alabama — 4.6%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$223,637
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	501,738
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,682,233
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	10,053,293
4,150,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C (Mandatory put 06/01/32)	5.50%	10/01/54	4,438,801
5,300,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	5,542,128
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,303,418
3,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	3,183,184
8,600,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	9,217,821
4,500,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B-1 (Mandatory put 11/01/31)	5.75%	04/01/54	4,893,384
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	387,630
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	911,498
1,500,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	1,535,260
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	452,073
2,225,000	Jacksonville Pub Eductnl Bldg Auth JSU Fdtn Proj, Ser A, BAM	5.13%	08/01/44	2,310,172
600,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.00%	10/01/39	624,050
3,050,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/42	3,172,547
4,000,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	4,001,949
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	841,418
75,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	75,074
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a) (b)	4.00%	11/01/32	1,043,250
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a) (b)	4.00%	11/01/34	1,147,250
8,170,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	8,124,357
4,500,000	SE Energy Auth AL Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	4,697,625
1,500,000	SE Energy Auth AL Cmdy Sply Rev Var Proj No 3, Ser A-1 (Mandatory put 12/01/29)	5.50%	01/01/53	1,590,660
2,920,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser C (Mandatory put 11/01/32)	5.00%	10/01/55	3,063,755
1,650,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,327,588
6,000,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (c)	2.70%	08/01/63	6,000,000
				88,345,793
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alaska — 0.1%
$1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	$1,862,525
	Arizona — 2.1%
1,345,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	5.00%	02/01/35	1,415,388
2,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (d)	5.00%	07/01/49	1,864,281
465,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (d)	4.00%	07/15/30	455,186
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (d)	4.00%	07/15/40	824,022
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	172,439
450,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Pebble, Ser A (d)	4.00%	07/15/30	438,184
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Sustainable Bonds, Ser A	4.00%	07/01/41	447,006
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (d)	5.00%	07/01/37	376,006
450,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (d)	5.00%	07/01/26	451,526
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (d)	5.00%	07/01/37	1,031,925
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (d)	4.00%	07/15/51	393,094
1,100,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (d)	4.00%	07/15/56	839,453
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (d)	4.00%	12/15/51	618,130
325,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/41	334,400
360,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/42	367,814
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/43	507,864
1,165,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/49	1,150,899
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	561,684
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,281,156
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,031,716
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	3,970,418
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	200,369
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	431,669
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	443,587
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	955,453
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	500,930
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	485,002
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (d)	5.00%	07/01/39	1,004,712
2,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (d)	5.00%	07/01/49	1,982,618
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (d)	4.00%	07/01/26	$198,711
1,475,000	Maricopa Cnty AZ Indl Dev Auth Ref Banner Hlth Oblig Grp, Ser A	4.00%	01/01/38	1,412,810
175,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (d)	4.00%	07/01/26	175,084
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (d)	5.00%	07/01/35	3,656,351
2,500,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (d)	4.00%	12/01/41	1,926,160
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	304,577
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	303,498
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	302,666
850,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	854,815
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	673,297
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	201,745
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	915,941
2,150,000	Yuma AZ Indl Dev Auth Hosp Rev Ref Yuma Regl Med Ctr, Ser A	5.25%	08/01/49	2,216,107
				40,678,693
	California — 6.1%
1,245,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,305,979
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	1,996,431
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	2,102,719
2,400,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,374,062
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	3,112,737
250,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	246,426
600,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (d)	4.50%	07/01/26	601,401
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (d)	5.00%	07/01/43	1,987,600
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (d)	4.00%	07/01/26	453,344
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (d)	5.00%	07/01/32	806,091
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (d)	5.00%	07/01/40	655,678
225,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	225,502
2,000,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.00%	11/01/44	2,138,955
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	622,641
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (a)	5.38%	07/01/34	445,297
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (d)	4.00%	07/01/26	$298,437
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (d)	5.00%	07/01/38	500,145
1,000,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/35	1,050,651
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	203,637
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	600,053
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	984,302
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	713,674
750,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 06/02/25)	3.75%	11/01/46	749,763
2,750,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,662,887
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Sustainable Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	974,548
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	998,701
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 08/15/25) (d)	3.70%	07/01/43	996,592
5,990,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (d)	5.00%	07/01/37	5,990,235
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	998,409
4,015,000	CA St Ref, AGM	5.25%	08/01/32	4,491,752
500,000	CA St Ref, Ser C	5.00%	09/01/32	502,358
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (d)	5.00%	12/01/30	354,328
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (d)	5.00%	12/01/33	454,242
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (d)	5.00%	11/01/32	505,235
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	102,264
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	199,319
2,000,000	Centrl Vly CA Energy Auth Cmdy Sply Rev Var (Mandatory put 08/01/35)	5.00%	12/01/55	2,113,717
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	383,120
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	323,006
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	268,204
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (d)	4.00%	07/01/56	752,590
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (d)	4.00%	07/01/56	768,068
1,000,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	5.00%	09/01/44	1,027,778
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	155,064
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	156,721
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	159,566
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	161,877
1,000,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/44	1,020,176
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/27	$251,449
265,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/28	266,525
280,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/29	281,109
535,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/36	517,132
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,366,767
2,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/43	2,012,199
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	185,023
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	384,949
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	131,064
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,096,364
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	830,648
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	904,483
2,620,000	Long Beach CA Unif Sch Dist Ref	4.00%	08/01/31	2,635,264
190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	205,599
4,000,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/39	4,098,292
1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	1,360,839
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	1,577,603
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,630,615
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/36	2,049,142
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	2,095,543
3,645,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	3,882,262
3,000,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	3,113,378
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	103,121
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	326,970
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	182,678
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	156,509
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	151,168
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	171,304
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/26	112,586
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	168,896
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003- 1, Ser A	5.00%	09/01/43	501,472
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	488,575
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	216,246
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	$226,365
315,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/39	326,321
480,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/44	488,834
110,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/30	114,797
100,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/31	104,177
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	339,061
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	566,743
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	204,289
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	283,759
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	463,018
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	605,141
260,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/30	262,923
220,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/31	222,089
315,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/32	317,026
515,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/33	515,005
615,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/35	604,625
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	516,548
1,435,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/35	1,568,623
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	2,005,325
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,047,087
7,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	7,120,128
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/40	2,027,444
700,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (d)	4.00%	09/01/41	630,402
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	184,564
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	144,068
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	331,830
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	241,248
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	293,350
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	462,690
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	283,648
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	780,266
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,316,091
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,812,788
1,000,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,045,829
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp Class 1, Ser A	4.00%	06/01/37	$971,329
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/34	1,036,379
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/35	1,550,137
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	302,312
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,068,683
				117,536,998
	Colorado — 5.8%
5,000,000	Adams & Weld Cntys Co Sch Dist #27J Brighton	5.00%	12/01/40	5,019,800
1,640,000	Adams Cnty CO, COPS	5.00%	12/01/41	1,757,230
880,000	Adams Cnty CO Sch Dist #14	5.50%	12/01/38	997,983
1,120,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	981,851
1,000,000	Bennett Ranch Met Dist #1 Co, Ser A (a)	5.00%	12/01/51	827,387
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,214,240
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	459,080
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	256,792
150,000	Canyons Met Dist #5 CO Ref, Ser A, BAM	5.00%	12/01/44	152,317
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	604,869
1,010,000	Cathedral Pines CO Met Dist Ref	5.00%	12/01/37	1,012,644
880,000	Centrl Weld Cnty CO Wtr Dist Rev, AGM	4.00%	12/01/38	866,359
4,000,000	Cherry Creek CO Sch Dist #5	5.25%	12/15/44	4,303,441
495,000	CO Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	499,296
450,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/41	473,499
500,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/42	523,902
1,000,000	CO Springs CO Sch Dist #11, BAM, COPS	5.25%	12/15/48	1,045,156
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (d)	5.00%	07/01/36	1,925,881
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (d)	5.00%	12/15/28	662,723
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (d)	5.00%	12/15/35	2,248,004
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (d)	5.00%	12/15/45	3,818,598
4,215,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	4,097,936
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,248,373
505,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A	5.00%	12/01/39	528,576
250,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	258,388
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,327,996
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,557,253
3,025,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	3,002,234
1,750,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	4.00%	08/01/49	1,513,238
1,000,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/35	1,076,752
1,000,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.13%	12/01/45	1,019,628
300,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	299,954
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	$350,865
1,580,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/44	1,633,801
1,800,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/45	1,858,307
7,580,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	7,140,316
325,773	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (a) (b)	5.25%	11/01/32	4,887
500,000	CO St Hlth Sciences Fac, Ser A, COPS	5.00%	11/01/44	526,693
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	184,094
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,139,410
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,113,989
750,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.25%	11/15/36	809,619
500,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.50%	11/15/41	533,638
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,007,361
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,416,724
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,601,498
2,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/47	2,008,400
1,787,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,800,550
3,750,000	E-470 CO Pub Hwy Auth Sr Ref, Ser A	5.00%	09/01/40	4,020,180
250,000	Eagle Cnty CO, COPS	5.25%	12/01/39	274,639
1,000,000	Eagle Cnty CO, COPS	5.25%	12/01/44	1,063,490
350,000	El Paso Cnty CO Sch Dist #20	5.25%	12/15/41	382,291
385,000	El Paso Cnty CO Sch Dist #20	5.25%	12/15/42	416,584
375,000	El Paso Cnty CO Sch Dist #20	5.25%	12/15/43	403,058
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (d)	5.00%	12/01/51	1,766,467
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	219,684
1,000,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.38%	12/01/47	866,491
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	172,441
1,700,000	Nexus N at Dia Met Dist CO	5.00%	12/01/51	1,446,963
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	151,060
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	150,921
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	155,863
2,950,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	2,906,682
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	437,697
1,300,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr, Ser A, AGM	5.00%	12/01/43	1,340,710
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	860,279
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,050,802
500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (d)	4.13%	12/15/27	496,766
2,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (d)	5.00%	12/15/41	2,402,896
500,000	Ravenna CO Met Dist Ref, AGM	5.00%	12/01/38	523,414
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,021,925
250,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/36	265,984
300,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/37	317,482
300,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/38	317,031
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,650,000	Silverthorne CO, COPS	5.00%	12/01/44	$1,728,086
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	180,274
800,000	Sterling Ranch Cmnty Auth Brd CO Spl Assmnt Rev Spl Impt Dist No 1	5.63%	12/01/43	799,371
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,882,354
500,000	Telluride CO, COPS	5.00%	12/01/43	518,799
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1 (a)	4.50%	12/01/37	700,484
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1 (a)	4.50%	12/01/42	646,287
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,360,004
625,000	Trails at Crowfoot Met Dist #3 Co Ref, Ser A, AGC	5.00%	12/01/39	656,487
1,035,000	Univ of CO CO Enterprise Sys Rev Ref, Ser B	5.00%	06/01/42	1,110,033
				112,725,511
	Connecticut — 2.5%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	1,924,422
445,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/34	465,795
4,700,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	4,564,494
5,130,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/42	4,817,576
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	200,092
5,490,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	5,738,378
1,680,000	CT St Spl Tax Oblig Rev, Ser A	5.25%	07/01/43	1,808,831
5,000,000	CT St, Ser A	4.00%	01/15/37	5,001,831
500,000	CT St, Ser A (e)	5.00%	03/15/37	554,760
5,145,000	CT St, Ser A	4.00%	04/15/37	5,138,595
5,695,000	CT St, Ser A	4.00%	01/15/38	5,678,743
500,000	CT St, Ser A (e)	5.00%	03/15/38	550,570
965,000	CT St, Ser A	3.00%	01/15/39	817,320
4,000,000	CT St, Ser B	5.00%	06/15/25	4,007,562
625,000	Hamden CT, BAM	6.00%	08/15/33	672,989
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (d)	5.00%	04/01/39	500,618
1,750,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.00%	10/01/40	1,774,929
4,000,000	Univ of CT CT, Ser A	5.00%	02/15/39	4,181,527
				48,399,032
	Delaware — 0.7%
3,025,000	DE St Econ Dev Auth Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc, Ser B	5.00%	11/15/43	3,035,293
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	329,195
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,546,277
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,110,640
1,619,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (d)	5.00%	07/01/28	1,620,319
				12,641,724
	District of Columbia — 0.8%
2,500,000	Dist of Columbia, Ser D	5.00%	06/01/42	2,513,645
2,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref Arpt Sys Rev, Ser A, AMT	5.00%	10/01/32	2,085,040
3,175,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,321,091
700,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/42	729,008
1,850,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/45	1,906,268
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia (Continued)
$1,750,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/46	$1,796,845
3,250,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/48	3,310,844
				15,662,741
	Florida — 7.7%
130,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	130,000
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	825,372
545,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	479,876
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,029,902
1,665,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (d)	4.50%	05/01/33	1,667,158
1,000,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AGM	5.25%	05/01/44	1,026,747
955,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	792,902
100,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	99,865
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,763,230
1,450,000	Broward Cnty FL Convention Ctr Hotel Rev First Tier	5.00%	01/01/32	1,593,644
1,000,000	Buckhead Trails CDD FL Spl Assmnt	5.60%	05/01/44	977,224
1,500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (d)	5.00%	10/01/34	1,515,515
1,670,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,674,139
500,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AGM	5.00%	10/01/40	527,865
800,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AGM	5.00%	10/01/42	835,007
280,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	278,014
1,000,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	4.50%	05/01/52	891,412
925,000	Cypress Mill CDD FL Spl Assmnt CDD Assmnt Area Two Proj	4.00%	06/15/40	823,489
215,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	211,438
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	802,490
85,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	83,470
710,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (d)	5.00%	11/01/29	719,167
1,780,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (d)	5.50%	11/01/39	1,810,925
800,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	630,997
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,002,994
1,060,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/42	1,079,752
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	154,805
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	380,224
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AGM	5.00%	10/01/35	1,070,477
1,000,000	Gir E CDD FL Capital Impt Rev Assmnt Area One	5.30%	05/01/45	956,548
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,006,107
50,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	50,000
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	365,000
1,500,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Ref Baycare Hlth Sys, Ser C	5.00%	11/15/43	1,564,483
2,000,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Ref Baycare Hlth Sys, Ser C	5.25%	11/15/49	2,095,181
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$3,000,000	Hillsborough Cnty FL Sol Wst & Res Recovery Rev Ref, Ser B	5.00%	09/01/43	$3,154,695
2,710,000	Hyde Park CDD #1 FL Spl Assmnt	4.00%	05/01/42	2,328,250
1,825,000	JEA FL Elec Sys Rev Ref Sub, Ser III B	5.00%	10/01/31	1,888,544
1,000,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/42	1,047,042
2,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys	5.00%	11/15/42	2,064,000
1,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys	5.00%	11/15/43	1,025,257
1,500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AGM	5.25%	10/01/48	1,557,374
1,500,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/41	1,580,760
1,500,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/42	1,567,483
1,000,000	Lee Cnty FL Arpt Rev, AMT	5.25%	10/01/44	1,032,257
3,500,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point, Ser C	5.00%	11/15/44	3,480,685
4,225,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/44	4,207,511
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	310,944
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,286,141
1,085,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	5.38%	05/01/44	1,038,414
210,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	212,705
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,021,548
3,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/35	3,177,703
1,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A	4.00%	10/01/36	996,891
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,576,217
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,637,312
1,650,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.25%	04/01/47	1,700,049
1,155,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.25%	04/01/48	1,187,895
1,790,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser B	5.25%	04/01/43	1,872,325
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	556,864
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,212,327
2,000,000	Miami-Dade Cnty FL Indl Dev Auth Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 07/01/25)	4.50%	11/01/33	2,000,138
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/42	2,016,354
1,610,000	N Miami Beach FL Spl Oblig Parks Proj	5.00%	11/01/44	1,676,826
715,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	704,931
1,375,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,304,351
1,500,000	N River Ranch CDD FL Capital Impt Rev Phase 1 Proj, Ser A-1	4.25%	05/01/51	1,270,439
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	760,589
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	356,895
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/36	154,669
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/37	530,034
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/41	1,550,476
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/44	2,041,549
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,750,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/45	$1,779,569
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/46	2,029,889
1,015,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp, Ser B	5.00%	11/15/42	1,026,000
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	735,794
1,880,000	Pasco Cnty FL Sch Brd, Ser C, AGM, COPS	5.00%	08/01/34	2,008,722
4,250,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (b) (f)	5.88%	01/01/33	2,465,000
605,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	539,521
2,290,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	2,301,949
815,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.50%	05/01/40	782,273
500,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	508,182
215,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	210,723
105,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	105,000
2,000,000	S Broward FL Hosp Dist Ref	4.00%	05/01/33	2,003,206
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	191,753
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	440,963
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	964,913
1,500,000	Saint Johns Cnty FL Sch Brd, Ser A, AGM, COPS	5.25%	07/01/46	1,593,398
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (d)	4.13%	06/15/39	302,060
3,000,000	Sarasota Cnty FL Pub Hosp Dist Sarasota Memorial Hosp Dt	5.00%	07/01/41	3,032,336
500,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	493,034
1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,692,831
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,426,253
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	3,013,351
2,050,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (d)	5.00%	03/01/30	2,052,223
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two A Proj	5.13%	11/01/34	2,856,655
1,245,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,001,566
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	127,359
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	211,215
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	262,500
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	261,743
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	384,144
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	283,738
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	241,119
620,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	604,492
2,850,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	2,475,825
665,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	660,966
775,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	769,656
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	811,266
635,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/40	564,799
750,000	Two Lakes CDD FL Spl Assmnt	5.00%	05/01/44	755,447
750,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024	5.63%	05/01/44	750,295
1,750,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.13%	05/01/44	1,736,492
1,000,000	Villamar CDD FL Spl Assmnt Area Six Proj	5.50%	05/01/44	1,004,269
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	$70,000
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	501,382
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	498,028
850,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/41	877,830
1,315,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/42	1,352,835
835,000	Westside FL CDD Spl Assmnt Rev Ref (d)	4.10%	05/01/37	776,595
1,105,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,101,574
775,000	Yarborough Lane CDD FL Spl Assmnt Proj, Ser 2024	5.35%	05/01/44	747,307
				148,391,903
	Georgia — 4.0%
8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	8,649,657
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	949,815
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,144,397
2,400,000	Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (c)	2.70%	11/01/62	2,400,000
1,000,000	Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (c)	2.75%	11/01/62	1,000,000
3,500,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	3,546,207
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,367,387
2,000,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (c)	2.70%	11/01/52	2,000,000
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 2nd Ser (Mandatory put 03/12/27)	3.38%	11/01/48	993,862
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	881,230
1,400,000	Carroll City Cnty GA Hosp Auth Ref Tanner Med Ctr Inc Proj, RANS	5.00%	07/01/41	1,494,163
1,000,000	Carroll City Cnty GA Hosp Auth Ref Tanner Med Ctr Inc Proj, RANS	5.00%	07/01/42	1,059,307
600,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/31	652,743
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/36	271,973
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/37	270,705
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/38	269,170
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	616,595
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	349,238
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	397,887
2,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	2,788,772
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	786,723
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	930,965
2,525,000	GA St Hsg & Fin Auth Rev Sf Mtge, Ser C	3.25%	12/01/33	2,339,948
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	$40,518
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	247,187
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	834,673
3,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	3,623,445
14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	14,381,338
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/30)	5.00%	06/01/53	2,587,424
1,700,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	1,788,602
2,795,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	2,914,399
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 04/01/31)	5.00%	04/01/54	2,101,488
2,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,349,958
2,500,000	Monroe Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Scherer Proj 2nd Ser Remk (Mandatory put 03/06/26)	3.88%	12/01/41	2,507,314
600,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/38	642,687
800,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/42	835,172
750,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/43	778,696
1,815,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A, BAM	5.00%	01/01/45	1,866,626
1,750,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.25%	01/01/49	1,841,045
680,000	Paulding Cnty GA Hosp Auth Ref Antic Ctfs Wellstar Hlth Sys Inc, Ser A	5.00%	04/01/43	694,490
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	291,712
				77,487,518
	Guam — 0.0%
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	306,374
	Hawaii — 0.2%
3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	3,474,638
	Idaho — 0.5%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	999,997
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,268,236
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	967,376
2,000,000	ID St Hlth Facs Auth Rev Ref St Luke’s Hlth Sys Proj, Ser A	5.00%	03/01/34	2,073,654
2,500,000	ID St Hlth Facs Auth Rev Var St Luke’s Hlth Sys Proj, Ser D (c)	2.50%	03/01/60	2,500,000
2,000,000	ID St Hsg & Fin Assn Sales Tax Rev Transprtn Expansion & Congestion Mitigation Fund, Ser A	5.00%	08/15/48	2,085,186
				9,894,449
	Illinois — 4.1%
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,035,248
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,097,775
1,000,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/36	1,068,159
1,250,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/37	1,329,054
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	$504,455
3,435,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,522,509
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/37	521,527
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/38	520,371
2,600,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	2,687,239
2,000,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/41	2,047,637
560,000	Chicago IL ETM, Ser A	5.00%	01/01/27	577,819
2,000,000	Chicago IL Met Wtr Reclamation Dist Greater Chicago Sustainable Bond, Ser A	5.00%	12/01/42	2,126,079
200,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.50%	01/01/37	219,675
500,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.75%	01/01/42	540,653
325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	342,229
3,320,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,386,095
2,100,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	2,135,240
1,455,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.00%	01/01/39	1,515,830
1,250,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.25%	01/01/41	1,323,716
1,350,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,360,819
2,155,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/37	2,054,477
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	511,126
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	652,639
1,500,000	Chicago IL Unrefunded, Ser A	5.00%	01/01/27	1,528,028
1,000,000	Cook Cnty IL Sch Dist #81 Schiller Park, BAM	3.00%	12/01/35	895,157
1,650,000	DuPage Cnty IL Sch Dist #58 Downers Grove	5.50%	12/15/42	1,809,512
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/33	338,765
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/34	882,624
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/35	1,005,290
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/36	309,718
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	853,767
4,350,000	IL St Fin Auth Rev Township High Sch Dist #207 Proj	4.00%	12/01/38	4,241,020
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	504,248
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	95,523
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	466,808
2,170,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore HHDC (Mandatory put 02/01/26)	5.00%	02/01/27	2,193,541
3,175,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	2,816,619
500,000	IL St Toll Hwy Auth Ref Sr, Ser A	5.00%	01/01/38	544,370
1,500,000	IL St, Ser A	5.00%	12/01/26	1,535,331
2,000,000	IL St, Ser A	4.00%	03/01/38	1,869,070
2,500,000	IL St, Ser A	5.50%	03/01/42	2,629,071
750,000	IL St, Ser B	5.25%	05/01/38	792,898
1,000,000	IL St, Ser B	5.25%	05/01/39	1,053,593
1,000,000	IL St, Ser B	5.25%	05/01/45	1,023,634
4,500,000	IL St, Ser C	5.00%	11/01/29	4,638,775
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$325,000	IL St, Ser D	5.00%	11/01/26	$332,204
3,460,000	Kane Cook & DuPage Cntys IL Cmnty Clg Dist #509	4.00%	12/15/40	3,421,515
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (d)	4.82%	01/01/41	1,423,795
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/39	1,246,538
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/40	739,865
1,140,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/43	1,161,810
875,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/44	897,319
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	664,274
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	125,030
2,000,000	Sales Tax Securitization Corp IL Ref Second Lien, Ser A, BAM	4.00%	01/01/40	1,909,805
950,000	Sales Tax Securitization Corp IL Ref, Ser C	5.50%	01/01/36	997,954
1,025,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/43	1,045,032
885,000	Skokie IL Park Dist, Ser A	5.00%	12/01/34	941,548
510,000	Skokie IL Park Dist, Ser A	5.00%	12/01/35	542,702
630,000	Will Cnty IL Forest Preserve Dist	5.00%	12/15/41	667,457
				79,224,581
	Indiana — 2.4%
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,241,425
2,000,000	Brownsburg IN 1999 Sch Bldg Corp First Mtge, Ser A	5.00%	07/15/42	2,095,467
2,000,000	Carmel IN Redev Auth	3.00%	07/15/40	1,725,824
2,550,000	Danville IN Multi Sch Bldg Corp First Mtg	5.00%	07/15/41	2,686,254
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (d)	5.30%	01/01/32	233,612
750,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/40	797,119
1,000,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/41	1,056,550
1,010,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/42	1,061,339
1,210,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge	5.00%	07/15/43	1,266,072
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	3,030,228
1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,506,274
1,555,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/31	1,627,100
1,000,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/39	1,056,921
2,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	2,091,539
430,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	407,286
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,257,145
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/40	1,037,260
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	505,287
2,800,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	2,815,815
3,000,000	IN St Muni Pwr Agy Var Ref Remk, Ser B (c)	2.60%	01/01/42	3,000,000
2,000,000	IPS Multi Sch Bldg Corp IN Ref Sustainable Bond First Mortgage	5.00%	07/15/43	2,069,684
2,250,000	IPS Multi Sch Bldg Corp IN Sustainable Bond First Mtge	5.00%	07/15/41	2,349,809
1,080,000	Msd Warren Twp IN Vision 2005 Sch Bldg Corp Rev	3.00%	07/10/35	968,457
2,485,000	Northern IN Commuter Transprtn Dist Indl Rev	5.25%	01/01/49	2,612,710
1,000,000	Penn IN High Sch Bldg Corp 1st Mtge Bonds, Ser A	5.00%	07/15/42	1,045,190
1,500,000	Sunman Dearborn IN High Sch Bldg Corp First Mtge	5.00%	07/15/41	1,569,701
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$2,000,000	Sunman Dearborn IN High Sch Bldg Corp First Mtge	5.00%	07/15/42	$2,081,223
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,513,663
				46,708,954
	Iowa — 1.0%
720,000	Altoona IA, Ser A, BAM, COPS	5.00%	06/01/34	748,644
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,385,829
2,000,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,673,754
4,000,000	IA St Brd Regents Hosp Rev Univ of IA Hlth Cares Hosp Sys, Ser A	5.00%	09/01/40	4,279,734
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	3,349,536
4,375,000	IA St Fin Auth Rev Sustainable Bonds, Ser A	5.00%	08/01/54	4,543,397
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	192,732
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	285,953
1,060,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/38	905,291
1,085,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/39	907,727
				19,272,597
	Kansas — 0.5%
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,261,563
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,495,429
1,900,000	KS St Dept of Transprtn Hwy Rev	5.00%	09/01/35	1,909,152
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	504,446
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	629,762
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	578,727
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	502,807
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	525,993
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	594,767
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (d)	5.75%	09/01/39	2,035,466
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM (Pre- refunded maturity 09/01/27)	5.00%	09/01/32	156,926
				10,195,038
	Kentucky — 2.8%
1,350,000	Ashland KY Med Ctr Rev Ref Ashland Hosp Corp DBA Kings Daughters Med Ctr, AGM	3.00%	02/01/40	1,137,345
5,100,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	5,243,075
2,000,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,687,239
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	149,593
2,950,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/46	2,952,423
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(g)	10/01/25	157,020
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	597,822
3,795,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/44	3,766,440
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	919,866
1,420,000	KY St Econ Dev Fin Auth Sol Wst Disp Rev Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 06/02/25)	3.85%	04/01/31	1,420,000
1,480,000	KY St Hsg Corp Sf Mtge, Ser C	4.00%	07/01/39	1,446,730
4,545,000	KY St Muni Energy Agy Pwr Sys Rev Energy Ctr I Proj	5.00%	01/01/44	4,692,738
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	$1,594,601
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,289,945
1,500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	1,424,780
1,300,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/40	1,356,898
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/41	1,034,698
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sustainable Bond, Ser A	5.00%	05/15/29	311,256
16,200,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (c)	3.00%	08/01/61	16,200,000
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,006,648
				53,389,117
	Louisiana — 0.9%
3,690,000	E Baton Rouge Parish LA Capital Impts Dist Movebr Sales T	5.00%	08/01/48	3,818,296
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,166,284
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,011,927
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,711,782
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,420,794
1,525,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (d)	5.00%	10/01/43	1,529,882
2,000,000	Lafayette LA Utils Rev Electric Projs, AGC	5.00%	11/01/46	2,061,310
				17,720,275
	Maine — 0.1%
2,400,000	Bar Harbor ME	5.00%	09/01/49	2,528,469
	Maryland — 1.0%
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	532,392
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	603,420
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	678,895
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	633,194
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,006,016
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (d)	2.80%	06/01/25	124,814
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (d)	2.85%	06/01/26	132,969
2,000,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-2	3.30%	01/01/29	1,986,687
750,000	MD St Dept of Transprtn BWI Thurgood Marshall Arpt Proj, Ser A, AGC, AMT	5.25%	08/01/41	798,525
750,000	MD St Dept of Transprtn BWI Thurgood Marshall Arpt Proj, Ser A, AGC, AMT	5.25%	08/01/42	793,059
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	434,189
2,660,000	MD St Econ Dev Corp Stdt Hsg Rev College Park Leonard Town Proj, AGM	5.00%	07/01/40	2,770,256
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	236,673
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	$210,512
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	638,270
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/40	1,057,331
1,500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/41	1,572,260
1,000,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	09/01/37	1,085,586
2,500,000	MD Stadium Auth Built to Learn Rev Built to Learn Bonds	5.00%	06/01/46	2,586,969
1,480,000	WA MD Suburban San Dist Consol Pub Impt	3.00%	06/01/39	1,263,822
				20,145,839
	Massachusetts — 0.9%
2,155,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,154,936
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc (e)	5.25%	07/01/45	1,012,931
160,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (d)	5.00%	11/15/28	165,742
3,935,000	MA St Dev Fin Agy Rev Ref UMass Memorial Hlth Care Oblig Grp, Ser N-1	5.00%	07/01/45	3,961,017
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,102,290
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,631,024
2,000,000	MA St Transprtn Fund Rev Rail Enhancement Prog, Ser A	5.00%	06/01/45	1,999,936
3,000,000	MA St Transprtn Fund Rev Rail Enhancement Proj Commonwealth Transprtn Fund, Ser B	5.00%	06/01/40	3,082,576
				18,110,452
	Michigan — 2.3%
1,620,000	Charles Stewart Mott MI Cmnty Clg Ref, AGM	5.00%	05/01/41	1,706,282
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	156,195
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	100,281
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	149,116
2,500,000	Grand Rapids MI Santn Swr Sys Rev	5.00%	01/01/43	2,535,140
2,000,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser A	5.00%	07/01/37	2,187,865
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,015,620
650,000	Howell MI Pub Schs, Ser II (e)	5.00%	05/01/39	698,047
500,000	Howell MI Pub Schs, Ser II (e)	5.00%	05/01/40	534,257
4,965,000	Kalamazoo MI Hosp Fin Auth Unrefunded Ref Bronson Hlthcare Grp	4.00%	05/15/36	4,788,047
1,325,000	Kentwood MI (e)	5.00%	10/01/43	1,390,626
3,630,000	Kentwood MI Pub Schs, Ser II, AGM	5.00%	05/01/46	3,758,654
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,285,427
1,000,000	Lakeview MI Public Sch Distn	3.00%	11/01/35	895,719
1,000,000	L’Anse Creuse MI Pub Schs, Ser I	5.00%	05/01/42	1,061,093
500,000	MI St Fin Auth Act 38 Facs Sr Rev Sustainable Bonds Henry Ford Hlth Detroit Util Plant Proj	5.25%	02/28/42	520,489
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	890,007
2,010,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	2,005,317
325,000	MI St Fin Auth Rev Loc Govt Loan Pgm Great Lakes Wtr Auth Ref 2nd Lien, Ser C	5.00%	07/01/27	325,634
795,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	5.00%	02/15/37	818,350
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	4.00%	02/15/44	1,822,355
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	$1,160,643
1,000,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp Remk, Ser 2013-2	4.00%	12/01/35	980,329
1,955,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	1,906,785
665,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	639,862
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,001,525
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,002,070
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,541,266
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	681,632
4,500,000	Univ of MI MI, Ser A	3.00%	04/01/28	4,451,409
				44,010,042
	Minnesota — 0.9%
1,015,000	Maple Grove MN, Ser A	4.00%	02/01/37	1,018,879
1,740,000	Minneapolis MN & Saint Paul MN Hsg & Redev Auth Hlth Care Children’s Hlth Care	5.00%	08/15/40	1,862,171
2,325,000	Minneapolis MN & Saint Paul MN Hsg & Redev Auth Hlth Care Children’s Hlth Care	5.00%	08/15/42	2,451,122
950,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/39	961,971
3,000,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/42	3,117,465
285,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/40	299,309
1,760,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/44	1,788,721
500,000	Rochester MN Hlth Care Facs Rev Mayo Clinic, Ser A	4.25%	11/15/50	479,349
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	500,529
4,000,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	4,001,970
				16,481,486
	Mississippi — 0.6%
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/41	525,276
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/42	522,241
500,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.25%	07/01/43	519,043
4,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj Ref MS Pwr Co Proj Remk, AMT (c)	2.70%	05/01/28	4,400,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	4,971,835
1,150,000	Warren Cnty MS Lease Pur Jail Proj, BAM, COPS	6.00%	09/01/43	1,277,808
				12,216,203
	Missouri — 2.0%
2,150,000	Jackson Cnty MO Consol Sch Dist #4	4.00%	03/01/31	2,175,117
2,000,000	Jackson Cnty MO Consol Sch Dist #4	5.00%	03/01/35	2,045,463
735,000	Jackson Cnty MO Consol Sch Dist #4 (e)	5.75%	03/01/39	841,162
690,000	Jackson Cnty MO Consol Sch Dist #4 (e)	5.75%	03/01/42	771,842
1,610,000	Jackson Cnty MO Consol Sch Dist #4	5.75%	03/01/43	1,767,911
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	702,905
1,260,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/46	1,260,867
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$4,310,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod, Ser A, AMT	5.00%	03/01/31	$4,469,728
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,051,611
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	222,037
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	418,570
1,550,000	Maryville MO Sch Dist #R-II	5.00%	03/01/41	1,592,422
530,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/38	572,150
555,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/39	598,921
1,000,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Ref Prairie St Proj	5.00%	12/01/38	1,083,127
1,000,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Ref Prairie St Proj	5.00%	12/01/39	1,081,307
500,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Cox Health & Oblig Grp, Ser A	5.00%	11/15/37	515,741
550,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Mercy Hlth	5.50%	12/01/42	591,800
950,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref BJC Hlth Sys, Ser A	4.00%	07/01/46	846,089
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	691,064
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,043,174
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,942,944
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	2,085,917
555,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	543,323
260,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	261,047
700,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/44	709,617
2,570,000	St Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	5.25%	12/01/46	2,720,146
1,135,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/39	1,229,950
1,010,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/40	1,086,806
1,295,000	St Louis Cnty MO Spl Oblig Convention Ctr, Ser A	5.25%	12/01/38	1,352,165
1,900,000	St Louis MO Muni Library Dist Ref, BAM, COPS	3.00%	03/15/39	1,536,835
				37,811,758
	Montana — 0.1%
2,000,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A	3.90%	03/01/31	1,964,511
250,000	MT St Brd of Hsg Sf Mtge Ref, Ser A-1	2.80%	12/01/39	199,734
				2,164,245
	Nebraska — 0.2%
3,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	3,110,087
1,600,000	Douglas Cnty NE Hosp Auth #2 Var Ref Hlth Facs Childrens, Ser A (c)	2.50%	08/15/32	1,600,000
				4,710,087
	Nevada — 0.8%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	763,752
2,505,000	Clark Cnty NV Arpt Rev Ref, Ser B	5.00%	07/01/38	2,596,630
1,750,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr CO Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,745,648
1,035,000	Clark Cnty NV Ref Las Vegas Convention & Visitors Auth, Ser C	3.00%	07/01/33	966,174
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$250,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.25%	06/01/27	$238,419
250,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.50%	06/01/28	233,220
1,000,000	Las Vegas NV Spl Impt Dist #818 Summerlin Vlg 27	5.00%	12/01/39	1,003,512
1,230,000	Las Vegas Vly NV Wtr Dist Ref Wtr Impt, Ser A	5.00%	06/01/46	1,233,388
135,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	134,937
170,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	169,275
230,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	227,514
375,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	375,468
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	978,112
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	282,914
450,000	Reno Tahoe NV Arpt Auth Arpt Rev Tahoe Intl Arpt, Ser B	5.00%	07/01/43	466,996
1,200,000	Reno Tahoe NV Arpt Auth Arpt Rev Tahoe Intl Arpt, Ser B	5.00%	07/01/49	1,223,173
1,770,000	Washoe Cnty NV Hwy Rev Ref Fuel Tax	5.00%	02/01/42	1,806,480
				14,445,612
	New Hampshire — 0.2%
320,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/41	330,761
1,575,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/43	1,612,559
1,500,000	Natl Fin Auth NH Spl Rev (d) (e)	5.88%	12/15/33	1,500,279
				3,443,599
	New Jersey — 1.5%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	462,907
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.25%	11/01/40	2,123,452
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,349,936
3,880,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	3,939,393
1,050,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	5.00%	06/15/31	1,127,371
350,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	4.00%	06/15/35	348,759
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	491,643
750,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	746,344
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(g)	12/15/25	1,261,622
2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	2,649,527
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	143,769
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	523,579
3,100,000	NJ St Transprtn Trust Fund Auth Ref, Ser A	5.25%	06/15/39	3,370,954
1,000,000	NJ St Transprtn Trust Fund Auth Ref, Ser AA	5.25%	06/15/41	1,072,547
2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA (Pre-refunded maturity 12/15/28)	5.00%	06/15/31	2,405,581
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/34	1,035,765
3,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser CC	5.25%	06/15/50	3,119,315
220,000	NJ St Transprtn Trust Fund Auth, Ser BB (Pre-refunded maturity 12/15/28)	5.00%	06/15/31	235,212
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/34	1,035,765
				29,443,441
	New Mexico — 0.6%
2,555,000	Albuquerque NM, Ser A	2.50%	07/01/27	2,493,426
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Mexico (Continued)
$2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	$1,993,916
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	569,147
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	376,512
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	298,919
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	239,107
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	247,481
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	254,598
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	352,127
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	851,639
3,000,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	3,144,252
				10,821,124
	New York — 6.8%
415,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	431,658
2,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	2,019,784
2,700,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,684,514
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	502,252
2,000,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/42	2,013,657
1,000,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	950,139
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	373,759
9,000,000	Met Transprtn Auth NY Rev Var Ref Remk, Ser 2002D-2A-1 (c)	2.45%	11/01/32	9,000,000
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	255,996
630,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.25%	06/01/49	655,875
375,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	341,636
5,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	4,977,898
3,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (c)	2.50%	06/15/50	3,000,000
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	181,207
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Fiscal 2025, Ser DD (e)	5.50%	06/15/39	2,288,434
1,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution, Subser CC (c)	2.55%	06/15/53	1,500,000
1,000,000	New York City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,037,555
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	9,816,202
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,435,046
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,312,869
9,765,000	NY NY Adjustable Fiscal 2020, Subser B-3 (c)	2.50%	10/01/46	9,765,000
5,690,000	NY NY, Ser A, Subser A-1	4.00%	08/01/40	5,412,774
5,730,000	NY NY, Ser B, Subser B-1	5.25%	10/01/39	6,210,229
2,925,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	3,136,129
3,000,000	NY NY, Ser C, Subser C-1	5.25%	09/01/45	3,213,273
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$6,015,000	NY NY, Ser F-1	5.00%	03/01/42	$6,263,251
750,000	NY St Dorm Auth Rev Non St Supported Debt White Plains Hosp Obligated Grp, AGC	5.25%	10/01/44	792,216
450,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	452,136
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	301,634
500,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	526,089
1,000,000	NY St Dorm Auth Revs Non St Supported Debt Var Memorial Sloan Kettering Cancer Ctr, Ser 2-B (Mandatory put 07/01/32)	5.00%	07/01/49	1,086,509
1,000,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp, AGC	5.25%	10/01/43	1,062,383
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,246,997
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,513,699
4,625,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	4,487,797
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	176,889
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,361,565
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,411,990
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	1,228,352
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,758,516
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev LaGuardia Arpt Terminal C&D Redev Proj, AMT	6.00%	04/01/35	1,091,753
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/40	1,032,737
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/43	1,011,708
1,240,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/42	1,293,550
500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/43	519,477
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/44	776,491
2,500,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/43	2,553,712
1,250,000	Rockland Cnty NY Sol Wst Mgmt Auth Animal Shelter Proj, Ser A	6.25%	12/15/49	1,415,381
4,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	4,068,557
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	143,832
2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	2,348,106
750,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.25%	11/01/34	829,024
675,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/48	730,848
500,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/49	539,823
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	906,271
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	529,542
				131,976,721
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina — 0.9%
$890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/29	$936,294
925,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/42	974,749
500,000	Charlotte NC Arpt Rev, Ser B, AMT	5.00%	07/01/40	514,132
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	901,065
375,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser A	5.00%	02/01/32	400,879
1,500,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	1,516,384
4,000,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/44	4,159,719
500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	471,425
750,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	768,827
250,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024 B-1	4.25%	10/01/28	249,041
3,500,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	3,556,095
1,000,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,013,461
2,450,000	Wake Cnty NC Ltd Oblig	4.00%	03/01/38	2,438,256
				17,900,327
	Ohio — 3.0%
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	855,519
1,000,000	Brunswick OH City Sch Dist, BAM	5.25%	12/01/53	1,037,486
1,750,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/37	1,647,236
2,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/48	1,680,264
1,875,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	1,638,628
370,000	Butler Cnty OH Port Auth Econ Dev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	304,540
3,000,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.00%	01/01/39	3,087,407
750,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/42	785,030
650,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.25%	01/01/43	676,348
5,000,000	Columbus OH, Ser A	3.00%	07/01/27	4,929,104
895,000	Ehove OH Jt Vocational Sch Dist (e)	5.50%	12/01/39	973,937
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	329,271
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	265,541
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	402,544
1,000,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	801,891
2,000,000	Hamilton Cnty OH Hosp Facs Rev Var Ref Trihealth Inc Obligated Grp Proj Remk, Ser B (c)	2.60%	08/15/51	2,000,000
2,860,000	Kings OH Loc Sch Dist	5.25%	12/01/49	2,997,515
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	995,726
360,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/42	376,072
400,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/43	416,074
400,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/44	414,018
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$500,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.25%	09/01/49	$510,807
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	392,898
1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	1,305,179
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,313,375
3,000,000	OH St Air Quality Dev Auth OH Vly Electric Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,788,498
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,145,198
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	1,005,507
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	2,009,860
500,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	463,223
1,000,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2025 Proj	5.00%	02/01/41	1,054,743
1,275,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2025 Proj	5.00%	02/01/42	1,332,893
1,985,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (c)	3.80%	01/15/51	1,985,000
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	340,927
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	484,468
2,000,000	OH St Hosp Rev Term Floaters Univ Hosp Hlth Sys Inc Ref, Ser C (c)	3.80%	01/15/45	2,000,000
700,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/39	754,335
2,275,000	OH St, Ser A	5.00%	02/01/34	2,298,760
580,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/42	602,478
685,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/43	707,628
2,000,000	Univ of Cincinnati OH Recpts, Ser A	5.25%	06/01/49	2,100,086
1,115,000	Upper Arlington OH Spl Oblig Non Tax Rev Kingsdale Mixed Use Dev, Ser A	5.00%	12/01/40	1,159,110
1,075,000	Warren Cnty OH Hlth Care Facs Rev Ref Otterbein Homes Obligated Grp	5.00%	07/01/35	1,130,083
1,000,000	Warren Cnty OH Hlth Care Facs Rev Ref Otterbein Homes Obligated Grp	5.00%	07/01/42	1,001,832
1,950,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/44	1,933,117
				58,434,156
	Oklahoma — 0.6%
335,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	319,023
5,900,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (f)	7.25%	09/01/51	5,674,421
1,500,000	OK St Turnpike Auth Sr Bonds, Ser A	5.25%	01/01/46	1,606,978
2,305,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City Del City Pub Schs Proj, BAM	5.00%	10/01/43	2,432,075
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	999,387
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	250,686
				11,282,570
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon — 0.7%
$750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/40	$793,580
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/44	778,209
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	466,748
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	169,039
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	251,736
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,314,654
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	1,984,580
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,020,039
4,950,000	Tri Cnty Met Transprtn Dist OR Rev, Ser A, GARVEE	5.00%	10/01/32	5,133,850
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	982,539
				12,894,974
	Pennsylvania — 5.7%
2,245,000	Adams Cnty PA Gen Auth Rev Ref The Brethren Home Cmnty Proj, Ser A	5.00%	06/01/44	2,227,658
1,500,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AGM, AMT	5.50%	01/01/42	1,591,866
2,300,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AGM, AMT	5.50%	01/01/43	2,428,968
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	1,545,328
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,012,952
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,141,003
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	494,606
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	464,489
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	933,746
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,203,125
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	420,739
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,025,170
2,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds, AGM	4.00%	06/01/39	1,842,525
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	301,329
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,001,710
1,375,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,374,966
100,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	100,018
235,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	234,992
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	98,467
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	112,034
1,810,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	4.00%	02/15/47	1,657,401
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,054,133
1,100,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/38	1,120,609
1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	1,752,691
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,500,000	Lancaster PA Muni Auth Hlthcare Facs Rev Ref Luthercare Proj, Ser A	5.00%	12/01/45	$1,479,746
550,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	432,937
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,834,833
405,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/29	409,761
420,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/30	424,772
1,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	987,780
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	493,515
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	553,231
4,750,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Generation LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	4,747,709
1,015,000	Montgomery Cnty PA Indl Dev Auth Ref Acts Retmnt Life Cmntys In Obligated Grp, Ser A	5.00%	11/15/42	1,026,000
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	484,679
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	97,186
285,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	274,524
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	568,674
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	140,239
1,000,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/38	1,042,207
1,250,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/39	1,291,734
1,000,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/40	1,029,675
2,000,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	12/31/34	2,011,263
1,500,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.00%	07/01/42	1,516,357
500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (d)	5.45%	01/01/51	495,666
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,128,708
5,835,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	6,173,397
210,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	224,275
2,630,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/41	2,696,192
2,500,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.65%	10/01/42	2,240,128
880,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	727,234
750,000	PA St Turnpike Commn Turnpike Rev Ref Subord, First Ser	5.00%	12/01/38	811,018
900,000	PA St Turnpike Commn Turnpike Rev Ref Subord, Ser 2017-3	5.00%	12/01/40	914,889
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,080,681
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	585,121
1,675,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/47	1,736,368
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	2,941,418
4,500,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/45	4,081,393
2,420,000	PA St Turnpike Commn Turnpike Rev, Ser B	5.00%	12/01/40	2,425,451
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	$1,148,191
4,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/29	4,086,860
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	619,275
2,425,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	2,093,819
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/41	1,046,685
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/42	1,046,631
2,415,000	Philadelphia PA Gas Wks Rev 1998 General Ordinance Seventeenth, Ser A	5.00%	08/01/44	2,468,948
3,785,000	Philadelphia PA Gas Wks Rev 1998 General Ordinance Seventeenth, Ser A	5.25%	08/01/49	3,976,303
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	290,962
1,760,000	Philadelphia PA Sch Dist Sustainable Bond, Ser B	5.00%	09/01/35	1,906,192
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	1,946,764
2,350,000	Pittsburgh PA Wtr & Swr Auth First Lien, Ser A, AGC	5.25%	09/01/50	2,510,262
2,000,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/40	2,156,788
3,650,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/41	3,912,961
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	235,351
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	102,485
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	131,342
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	200,060
				109,129,165
	Puerto Rico — 0.9%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	4,778,156
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/27	392,434
1,536,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/31	1,184,919
8,258,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	8,105,187
3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	3,290,994
				17,751,690
	Rhode Island — 0.4%
1,275,000	Providence RI Pub Bldgs Auth Rev Capital Impt Prog Proj, Ser A, AGC	5.25%	09/15/42	1,355,076
1,000,000	Providence RI Pub Bldgs Auth Rev Capital Impt Prog Proj, Ser A, AGC	5.25%	09/15/43	1,056,988
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	157,225
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	238,187
2,975,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev City of Cranston Issue, Ser D, AGC	5.50%	05/15/49	3,187,725
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,136,469
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Rhode Island (Continued)
$1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	$1,470,806
35,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	35,027
				8,637,503
	South Carolina — 1.9%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	1,978,320
760,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/41	802,940
955,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/42	1,002,111
1,000,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/43	1,043,393
3,775,000	Clemson SC Univ Univ Revs, Ser A	5.00%	05/01/50	3,966,021
685,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	685,310
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	999,997
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	963,592
1,100,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	985,887
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/41	1,073,567
1,475,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/43	1,553,252
4,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/45	4,312,682
1,250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/46	1,343,565
350,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & South of Broad Hlthcare Proj	5.00%	11/15/35	355,774
800,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & South of Broad Hlthcare Proj	5.25%	11/15/39	828,684
350,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Bon Secours Mercy Hlth Inc, Ser A (e)	5.25%	11/01/42	368,634
1,000,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Bon Secours Mercy Hlth Inc, Ser A (e)	5.25%	11/01/43	1,046,628
1,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser B	5.00%	12/01/41	1,031,430
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/39	2,602,513
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	2,186,247
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/42	2,164,033
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	349,978
1,750,000	SC St Pub Svc Auth Rev Santee Cooper, Ser A	5.25%	12/01/49	1,814,348
1,000,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/40	1,040,930
1,125,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/42	1,153,273
1,000,000	SC St Pub Svc Auth Rev, Ser A	5.00%	12/01/43	1,018,845
				36,671,954
	South Dakota — 0.0%
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	105,487
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Dakota (Continued)
$200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	$192,943
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	584,542
				882,972
	Tennessee — 1.4%
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/43	2,608,658
4,175,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Ref Erlanger Hlth	5.25%	12/01/49	4,285,363
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	259,542
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	193,097
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,481,186
1,500,000	Cleveland TN Hlth & Eductnl Facs Brd Rev Hamilton Hlth Care Sys Inc Proj, Ser A	5.00%	08/15/43	1,550,377
3,000,000	Cleveland TN Hlth & Eductnl Facs Brd Rev Hamilton Hlth Care Sys Inc Proj, Ser A	5.00%	08/15/49	3,032,284
595,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/43	659,848
790,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/44	872,985
745,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.50%	12/01/45	821,617
1,000,000	Hamilton Cnty & Chattanooga Sports Auth TN Pub Fac Rev Stadium Proj, Ser A	5.75%	12/01/50	1,108,723
550,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.00%	07/01/43	565,106
930,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/42	946,925
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.25%	05/01/48	1,015,348
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,403,994
270,000	Met Knoxville TN Arpt Auth Arpt Rev, Ser A	5.00%	06/01/43	280,128
525,000	Met Knoxville TN Arpt Auth Arpt Rev, Ser A	5.00%	06/01/44	542,033
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	647,989
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	810,914
2,000,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,051,912
				26,138,029
	Texas — 10.3%
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	443,376
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	565,208
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	787,219
2,000,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	2,019,197
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/40	1,056,387
1,305,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/30	1,381,881
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	$366,952
1,390,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/40	1,428,592
3,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	3,204,963
1,860,000	Barbers Hill TX Indep Sch Dist Sch Bldg	5.00%	02/15/39	1,891,587
555,000	Bexar Cnty TX Hosp Dist Ref	3.00%	02/15/35	497,628
910,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	885,320
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/37	1,043,620
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/40	1,023,326
1,000,000	Celina TX Spl Assmnt Rev Ref Sutton Fields II Pub Impt Dt Neighborhood Proj, BAM	5.00%	09/01/45	1,002,016
808,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AGC	5.00%	09/01/39	842,464
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A (Pre-refunded maturity 07/01/25)	5.00%	01/01/29	852,299
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	463,399
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	601,492
220,000	Clifton TX Hgr Edu Fin Corp Edu Rev Uplift Edu, Ser A	4.00%	12/01/25	219,264
1,050,000	Cmnty TX Indep Sch Dist, Ser B	5.25%	02/15/40	1,114,545
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	449,970
2,500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/41	2,643,484
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	462,258
875,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (d)	5.38%	12/31/45	820,583
825,000	Flower Mound TX Ctfs Oblig	3.00%	03/01/37	733,711
709,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch / Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/30	748,126
1,000,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch / Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/44	1,025,296
505,000	Gainesville TX Ctfs Oblig	5.00%	02/15/36	539,800
535,000	Gainesville TX Ctfs Oblig	5.00%	02/15/37	569,833
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,005,324
2,240,000	Garland TX Wtr & Swr Rev Ref	5.00%	03/01/38	2,393,993
2,000,000	Harris Cnty Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AGC	5.00%	11/15/38	2,169,994
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/39	533,208
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,698,195
1,000,000	Hidalgo Cnty TX Ctfs Oblig	3.00%	08/15/41	797,082
850,000	Hidalgo Cnty TX Ctfs Oblig	5.25%	08/15/42	901,076
2,310,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.00%	07/01/37	2,414,887
3,540,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.25%	07/01/42	3,716,110
275,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.25%	07/01/48	282,612
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,778,208
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	2,762,902
2,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,904,051
1,180,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,123,390
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	235,295
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$750,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	$674,542
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,798,451
675,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (d)	3.38%	09/01/41	526,910
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (d)	4.63%	09/01/39	470,959
140,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (d)	4.35%	08/15/25	140,341
140,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (d)	4.20%	08/15/25	140,282
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	5.13%	09/01/38	1,259,922
1,000,000	Leonard TX Indep Sch Dist, BAM	5.00%	02/15/42	1,031,485
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,100,683
330,000	Lindsay TX Indep Sch Dist	5.00%	02/15/40	353,523
400,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	407,349
1,500,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/42	1,579,772
1,190,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/43	1,243,480
2,375,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/45	2,450,639
2,635,000	Lubbock TX Elec Light & Pwr Sys	4.00%	04/15/41	2,459,742
1,500,000	McGregor TX Indep Sch Distn	5.00%	02/15/44	1,573,223
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	382,639
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 06/02/25)	3.75%	05/01/46	999,684
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,424,291
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impt Proj (d)	4.75%	09/15/41	1,854,428
1,200,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/32	1,224,214
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,078,227
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	5,796,686
1,000,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (d)	4.00%	08/15/36	911,603
1,085,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Ref Childrens Hlth Sys of TX Proj, Ser A	4.00%	08/15/37	1,026,093
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,421,569
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,204,739
1,410,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Westminster Proj	5.00%	11/01/40	1,442,310
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	551,159
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	533,755
1,550,000	Northside TX Indep Sch Dist Ref, Ser A	4.00%	08/15/33	1,559,214
2,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/39	2,513,872
3,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/40	3,515,638
1,675,000	Pflugerville TX Ctfs Oblig	5.00%	08/01/39	1,802,742
1,770,000	Pflugerville TX Ctfs Oblig	5.00%	08/01/40	1,895,056
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$500,000	Pilot Point TX Spl Assmnt Rev Bryson Ranch Pub Impt Dt Zone A Impt Area #1 Proj (d) (e)	6.38%	09/15/55	$504,379
1,012,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (d)	5.13%	09/01/42	954,734
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/41	1,083,143
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/42	1,074,475
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/43	1,071,227
515,000	Robinson TX Ctfs Oblig	5.00%	08/15/36	554,403
595,000	Robinson TX Ctfs Oblig	5.00%	08/15/39	631,262
425,000	Robinson TX Ctfs Oblig	5.00%	08/15/40	449,186
915,000	Round Rock TX Ctfs Oblig (e)	5.00%	08/15/42	966,632
5,185,000	Round Rock TX Indep Sch Dist Ref Sch Bldg	3.00%	08/01/37	4,619,041
1,120,000	San Antonio TX Elec & Gas Rev Ref, Ser B	5.25%	02/01/49	1,184,037
4,710,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	4,432,698
2,200,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	4.00%	11/15/34	2,193,498
6,500,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Childrens Med Ctr	5.25%	12/01/49	6,823,124
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	797,937
440,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/40	450,920
1,075,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/44	1,081,475
1,500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/37	1,613,307
1,835,000	Tarrant Cnty TX Hsg Fin Corp Var Nts Wildwood Branch (Mandatory put 02/01/28)	3.60%	02/01/43	1,838,114
1,000,000	Temple TX JNR Clg Dist	3.00%	07/01/39	826,682
1,180,000	Travis Cnty TX	4.00%	03/01/41	1,133,602
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,003,795
4,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	4,222,146
1,500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	1,635,943
1,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/34	1,079,507
8,505,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	9,136,299
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.38%	06/30/37	1,830,267
1,795,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/41	1,851,532
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,216,612
2,450,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/36	2,538,801
2,000,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/36	2,164,677
500,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/40	531,250
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C	5.00%	08/15/42	260,663
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,510,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser A	5.00%	08/15/39	$2,621,561
1,000,000	TX St Univ Sys Fing Rev Ref	5.00%	03/15/43	1,049,451
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	817,089
5,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	4.70%	10/15/41	5,158,897
1,500,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust, Ser A	5.00%	10/15/49	1,562,259
3,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund, Ser A	4.88%	10/15/48	3,087,973
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	152,318
4,105,000	Univ of N TX Univ Rev Ref, Ser A	5.00%	04/15/38	4,167,532
1,700,000	Univ of TX TX Permanent Univ Fnd Ref, Ser B	5.00%	07/01/44	1,799,940
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,565,152
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,416,890
1,290,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.38%	01/10/40	1,286,845
1,350,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.50%	01/10/41	1,349,380
2,000,000	Woodsboro TX Indep Sch Dist	5.00%	08/15/43	2,091,559
				198,631,559
	Utah — 0.9%
4,400,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (d)	4.00%	03/01/51	3,429,229
2,000,000	Firefly Pub Infra Dist #1 UT Spl Assmnt Firefly Assmnt Area #1, Ser A-2 (d)	5.63%	12/01/43	1,948,999
3,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/42	3,088,414
1,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,328,452
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,087,567
700,000	Ogden City UT Muni Bldg Auth Lease Rev, Ser A	5.00%	01/15/43	728,246
1,050,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/37	1,115,567
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/43	1,029,225
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	403,943
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	326,789
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (d)	5.00%	06/15/49	1,408,884
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	830,562
				17,725,877
	Vermont — 0.2%
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	745,000
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	586,078
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (d)	4.63%	04/01/36	2,014,472
				3,345,550
	Virginia — 1.9%
3,000,000	Gloucester Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Wst Mgmt Svsc Remk, Ser A, AMT (Mandatory put 07/01/27)	4.25%	09/01/38	2,978,947
5,335,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AGM	5.25%	07/01/43	5,744,041
510,000	Loudoun Cnty VA Econ Dev Auth Pub Fac Rev Ref, Ser A	3.00%	12/01/35	456,621
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,497,467
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	188,110
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	292,317
4,105,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/35	4,216,483
2,500,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	07/01/38	2,531,495
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	$735,889
2,000,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.00%	12/01/39	2,035,822
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,589,209
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,006,158
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	276,072
1,790,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	6.50%	09/01/43	1,961,250
1,000,000	Williamsburg VA Econ Dev Auth Stdt Hsg Rev William & Mary Proj, Ser A, AGM	5.25%	07/01/53	1,046,025
2,500,000	Winchester VA Econ Dev Auth Rev Ref Vly Hlth Sys, Ser A	5.00%	01/01/42	2,573,715
2,000,000	Winchester VA Econ Dev Auth Rev Ref Vly Hlth Sys, Ser A	5.00%	01/01/43	2,037,493
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre- refunded maturity 12/01/26)	5.00%	12/01/34	1,218,117
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,209,159
				36,594,390
	Washington — 2.9%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,238,632
945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/31	963,545
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	613,448
2,000,000	Port of Seattle WA Rev Intermediate Lien, Ser C, AMT	5.00%	05/01/30	2,040,046
2,445,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/33	2,579,162
5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	5,142,842
1,725,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	1,720,557
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	1,995,825
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,412,145
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,066,171
1,325,000	Port of Seattle WA Rev, Ser A, AMT	5.00%	05/01/36	1,333,786
2,195,000	Seattle WA Muni Light & Pwr Rev Sustainable Bond, Ser A	4.00%	07/01/38	2,185,435
750,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/42	779,382
1,000,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/44	1,032,443
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	521,278
3,025,000	Spokane Cnty WA Arpt Rev, Ser B, AMT	5.25%	01/01/40	3,199,418
5,000,000	WA St Bid Grp 2, Ser 2024-A	5.00%	08/01/41	5,350,258
1,000,000	WA St Convention Ctr Pub Facs Dist for Exchange Pur Sustainable Bond 1st Priority, Ser 2021-B	4.00%	07/01/58	784,044
3,240,000	WA St Convention Ctr Pub Facs Dist Sub For Exchange Pur Sustainable Bond, Ser B	4.00%	07/01/58	2,499,394
305,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (d)	5.00%	12/01/28	320,049
450,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (d)	5.00%	12/01/32	474,949
2,100,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (d)	7.00%	07/01/45	2,109,844
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$1,580,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/38	$1,631,002
2,100,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/44	2,181,446
2,351,254	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1, Class A	3.50%	12/20/35	2,166,382
3,000,000	WA St Ref, Ser D	4.00%	07/01/39	2,977,364
4,000,000	WA St, Ser A-1	5.00%	08/01/37	4,015,288
2,000,000	WA St, Ser C	5.00%	02/01/41	2,102,419
				56,436,554
	West Virginia — 0.1%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (d)	5.45%	01/01/55	991,367
	Wisconsin — 2.0%
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (d)	5.00%	06/15/54	1,251,917
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (d)	5.00%	07/01/40	455,233
845,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (d)	4.20%	07/15/27	838,670
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (d)	5.13%	07/15/37	1,250,571
2,750,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	2,172,743
805,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	798,007
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,726,285
2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,823,642
1,200,000	Pub Fin Auth WI Edu Rev Ref Triad Eductnl Svcs Inc	5.25%	06/15/45	1,184,411
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,113,056
610,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	620,477
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,000,703
1,200,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	1,153,549
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (d)	5.00%	10/01/43	950,266
2,369,000	Pub Fin Auth WI Rev Anthem Freedom Proj, CABS (d)	(g)	12/15/37	1,158,400
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (f)	6.50%	01/01/41	1,106,509
2,000,000	Pub Fin Auth WI Rev Sustainable Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,571,938
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	552,988
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	483,611
1,595,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,602,879
1,750,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (d)	5.00%	06/01/41	1,751,951
1,125,000	Public Fin Auth WI Rev Ref Kahala Nui Proj	5.25%	11/15/50	1,152,993
1,675,000	Univ Hosps & Clinics Auth WI Var Ref Univ WI Hosp & Clinic Oblig Grp, Ser B (c)	2.35%	04/01/48	1,675,000
825,000	WI St Hlth & Eductnl Facs Auth Rev Aspirus Inc Obligated Grp	5.00%	08/15/41	881,732
840,000	WI St Hlth & Eductnl Facs Auth Rev Aspirus Inc Obligated Grp	5.00%	08/15/42	889,574
925,000	WI St Hlth & Eductnl Facs Auth Rev Aspirus Inc Obligated Grp	5.00%	08/15/43	971,098
750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	784,567
1,555,000	WI St Hlth & Eductnl Facs Auth Rev Fort Hlthcare Inc, Ser A	5.00%	10/01/36	1,619,162
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/35	$2,169,213
2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/36	2,154,952
1,890,000	WI St Hlth & Eductnl Facs Auth Rev Var Fort Hlthcare Inc, Ser B (Mandatory put 10/03/34)	5.00%	10/01/54	2,038,178
				38,904,275
	Wyoming — 0.2%
1,750,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	1,892,786
1,000,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,075,514
				2,968,300

	Total Investments — 98.8%			1,907,548,751
	(Cost $1,944,128,518)
	Net Other Assets and Liabilities — 1.2%			22,959,960
	Net Assets — 100.0%			$1,930,508,711
Futures Contracts at April 30, 2025 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	266	Jun-2025	$(30,519,344)	$(756,327)

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(b)	This issuer is in default.
(c)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $91,856,913 or 4.8% of net assets.

(e)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2D - Restricted Securities in the Notes to Financial Statements).

(g)	Zero coupon security.

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NATL-RE	– National Public Finance Guarantee Corp.
RANS	– Revenue Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$1,907,548,751	$—	$1,907,548,751	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(756,327)	$(756,327)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$1,907,548,751
Cash	14,293,658
Cash segregated as collateral	678,301
Receivables:
Interest	26,860,760
Investment securities sold	2,269,205
Variation margin	8,312
Total Assets	1,951,658,987

LIABILITIES:
Payables:
Investment securities purchased	20,115,796
Investment advisory fees	1,034,480
Total Liabilities	21,150,276
NET ASSETS	$1,930,508,711

NET ASSETS consist of:
Paid-in capital	$2,153,437,670
Par value	387,000
Accumulated distributable earnings (loss)	(223,315,959)
NET ASSETS	$1,930,508,711
NET ASSET VALUE, per share	$49.88
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	38,700,002
Investments, at cost	$1,944,128,518
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$39,761,476
Total investment income	39,761,476

EXPENSES:
Investment advisory fees	6,467,728
Total expenses	6,467,728
NET INVESTMENT INCOME (LOSS)	33,293,748

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(9,674,941)
Futures contracts	(387,330)
Net realized gain (loss)	(10,062,271)
Net change in unrealized appreciation (depreciation) on:
Investments	(38,698,488)
Futures contracts	(1,151,906)
Net change in unrealized appreciation (depreciation)	(39,850,394)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(49,912,665)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,618,917)
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$33,293,748	$62,709,656
Net realized gain (loss)	(10,062,271)	(17,573,898)
Net change in unrealized appreciation (depreciation)	(39,850,394)	126,869,610
Net increase (decrease) in net assets resulting from operations	(16,618,917)	172,005,368

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(33,020,552)	(62,393,365)
Return of capital	—	(126,888)
Total distributions to shareholders	(33,020,552)	(62,520,253)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	98,920,215	210,173,712
Cost of shares redeemed	(144,319,515)	(104,140,869)
Net increase (decrease) in net assets resulting from shareholder transactions	(45,399,300)	106,032,843
Total increase (decrease) in net assets	(95,038,769)	215,517,958

NET ASSETS:
Beginning of period	2,025,547,480	1,810,029,522
End of period	$1,930,508,711	$2,025,547,480

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	39,600,002	37,550,002
Shares sold	1,950,000	4,100,000
Shares redeemed	(2,850,000)	(2,050,000)
Shares outstanding, end of period	38,700,002	39,600,002
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.15	$48.20	$48.36	$56.51	$55.40	$55.38
Income from investment operations:
Net investment income (loss)	0.85 (a)	1.63 (a)	1.52 (a)	1.20	1.13	1.23
Net realized and unrealized gain (loss)	(1.28)	2.95	(0.16)	(8.17)	1.12	0.05
Total from investment operations	(0.43)	4.58	1.36	(6.97)	2.25	1.28
Distributions paid to shareholders from:
Net investment income	(0.84)	(1.63)	(1.51)	(1.18)	(1.12)	(1.23)
Return of capital	—	(0.00) (b)	(0.01)	—	(0.02)	(0.03)
Total distributions	(0.84)	(1.63)	(1.52)	(1.18)	(1.14)	(1.26)
Net asset value, end of period	$49.88	$51.15	$48.20	$48.36	$56.51	$55.40
Total return (c)	(0.86)%	9.53%	2.73%	(12.47)% (d)	4.06% (d)	2.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,930,509	$2,025,547	$1,810,030	$1,757,812	$2,393,405	$1,714,485
Ratio of total expenses to average net assets	0.65% (e)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.65% (e)	0.65%	0.60%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.35% (e)	3.19%	3.01%	2.23%	1.99%	2.24%
Portfolio turnover rate (f)	17%	29%	35%	63%	9%	35%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived by the advisor.

(d)
During the fiscal years ended October 31, 2022 and 2021, the Fund received reimbursements from the advisor in the amounts of $5,130 and
$4,688, respectively, each representing less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal ETF (FMB)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Managed Municipal ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMB” on Nasdaq, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2025 (Unaudited)
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2025 (Unaudited)
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At April 30, 2025, the Fund held $14,003,118 of when-issued or delayed-delivery securities. At April 30, 2025, the Fund had no forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $678,301 is shown as “Cash segregated as collateral” on the Statement of Assets and Liabilities.
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2025, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2025 (Unaudited)
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 10/14/21	$5,900,000	$96.18	$6,311,285	$5,674,421	0.29%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20 - 11/12/20	4,250,000	58.00	4,260,631	2,465,000	0.13
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.50%, 01/01/41	12/17/21	1,500,000	73.77	1,500,000	1,106,509	0.06
				$12,071,916	$9,245,930	0.48%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$95,389
Capital gains	—
Tax-exempt income	62,297,976
Return of capital	126,888
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(176,143,015)
Net unrealized appreciation (depreciation)	2,466,525
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2025 (Unaudited)
when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $176,143,015 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,944,128,518	$12,612,680	$(49,948,774)	$(37,336,094)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2025 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $344,955,881 and $405,869,598, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a $620 million Credit Agreement with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement may be increased up to $700 million with the consent of one or more lenders. For any day on and after February 26, 2025, BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to February 26, 2025, BNY charged a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2025.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$756,327

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(387,330)
Net change in unrealized appreciation (depreciation) on futures contracts	(1,151,906)

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2025 (Unaudited)
The average notional value of futures contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was $35,135,896.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2026.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2025 (Unaudited)
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Managed Municipal ETF (FMB)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund III

First Trust Long/Short Equity ETF (FTLS)

First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Long/Short Equity ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 94.7%
	Aerospace & Defense — 1.3%
58,995	Hexcel Corp.	$2,859,488
4,264	Lockheed Martin Corp.	2,037,126
14,974	TransDigm Group, Inc.	21,159,310
		26,055,924
	Automobile Components — 0.0%
10,445	Patrick Industries, Inc.	804,056
	Automobiles — 0.7%
48,266	Tesla, Inc. (a)	13,618,735
	Banks — 3.0%
67,865	Bank OZK	2,891,049
27,005	Berkshire Hills Bancorp, Inc.	670,534
610,691	Citigroup, Inc. (b)	41,759,051
29,183	Commerce Bancshares, Inc.	1,772,575
42,467	JPMorgan Chase & Co.	10,388,278
10,378	TowneBank	341,955
		57,823,442
	Beverages — 3.5%
671,469	Coca-Cola (The) Co. (b)	48,715,076
1,095	Coca-Cola Consolidated, Inc.	1,484,612
295,556	Monster Beverage Corp. (a)	17,768,827
		67,968,515
	Biotechnology — 6.7%
228,295	AbbVie, Inc. (b)	44,540,355
83,081	Alkermes PLC (a)	2,390,240
155,060	Amgen, Inc. (b)	45,110,055
83,843	Dynavax Technologies Corp. (a)	985,155
334,819	Gilead Sciences, Inc.	35,671,616
4,921	United Therapeutics Corp. (a)	1,491,506
		130,188,927
	Broadline Retail — 1.9%
184,369	Amazon.com, Inc. (a) (b)	34,001,331
29,355	eBay, Inc.	2,000,837
		36,002,168
	Building Products — 1.3%
71,966	A.O. Smith Corp.	4,883,613
49,352	Allegion PLC	6,869,798
9,970	Armstrong World Industries, Inc.	1,445,849
4,530	Carlisle Cos., Inc.	1,719,044
29,699	Carrier Global Corp.	1,857,376
103,769	Hayward Holdings, Inc. (a)	1,383,241
81,878	Masco Corp.	4,962,626
10,196	Owens Corning	1,482,600
		24,604,147
	Capital Markets — 3.0%
12,306	Affiliated Managers Group, Inc.	2,038,243
3,559	Ameriprise Financial, Inc.	1,676,360
16,404	Cboe Global Markets, Inc.	3,638,407
24,353	Charles Schwab (The) Corp.	1,982,334
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
105,133	CME Group, Inc.	$29,130,252
3,093	Goldman Sachs Group (The), Inc.	1,693,572
45,996	Janus Henderson Group PLC	1,527,527
23,341	Jefferies Financial Group, Inc.	1,090,725
14,554	Morgan Stanley	1,679,823
7,368	Morningstar, Inc.	2,097,817
12,413	Raymond James Financial, Inc.	1,701,078
24,005	SEI Investments Co.	1,879,351
18,115	Stifel Financial Corp.	1,552,274
51,191	Tradeweb Markets, Inc., Class A	7,079,715
		58,767,478
	Chemicals — 1.1%
53,522	Axalta Coating Systems Ltd. (a)	1,739,465
6,668	Balchem Corp.	1,043,876
11,504	Cabot Corp.	903,524
199,379	Corteva, Inc.	12,359,504
23,893	DuPont de Nemours, Inc.	1,576,699
58,210	Ecovyst, Inc. (a)	348,096
21,954	Methanex Corp.	686,941
36,510	Westlake Corp.	3,374,619
		22,032,724
	Commercial Services & Supplies — 0.3%
90,947	Rollins, Inc.	5,195,802
	Construction & Engineering — 0.1%
11,616	Granite Construction, Inc.	944,265
	Construction Materials — 0.1%
18,838	CRH PLC	1,797,522
	Consumer Finance — 0.2%
6,414	American Express Co.	1,708,754
29,002	OneMain Holdings, Inc.	1,365,124
50,794	SLM Corp.	1,468,454
		4,542,332
	Consumer Staples Distribution & Retail — 1.4%
18,969	BJ’s Wholesale Club Holdings, Inc. (a)	2,229,996
4,678	Casey’s General Stores, Inc.	2,163,996
21,476	Chefs’ Warehouse (The), Inc. (a)	1,223,488
6,566	Costco Wholesale Corp.	6,529,887
22,719	Performance Food Group Co. (a)	1,832,514
112,966	US Foods Holding Corp. (a)	7,417,347
62,848	Walmart, Inc.	6,111,968
		27,509,196
	Containers & Packaging — 0.6%
75,488	Crown Holdings, Inc.	7,271,759
9,047	Packaging Corp. of America	1,679,214
35,916	Silgan Holdings, Inc.	1,855,061
		10,806,034
	Diversified Consumer Services — 0.2%
22,733	Frontdoor, Inc. (a)	934,554
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services (Continued)
8,533	Grand Canyon Education, Inc. (a)	$1,522,031
19,113	Service Corp. International	1,527,129
		3,983,714
	Diversified Telecommunication Services — 1.8%
69,486	AT&T, Inc.	1,924,762
60,659	Iridium Communications, Inc.	1,463,702
199,158	TELUS Corp.	3,063,050
661,021	Verizon Communications, Inc.	29,124,585
		35,576,099
	Electric Utilities — 0.8%
29,448	Alliant Energy Corp.	1,797,506
19,929	American Electric Power Co., Inc.	2,159,108
16,382	Duke Energy Corp.	1,998,932
43,442	Exelon Corp.	2,037,430
11,359	IDACORP, Inc.	1,341,384
41,546	OGE Energy Corp.	1,885,357
20,576	Pinnacle West Capital Corp.	1,958,424
21,364	Southern (The) Co.	1,963,138
		15,141,279
	Electrical Equipment — 0.1%
6,626	Acuity, Inc.	1,614,160
	Electronic Equipment, Instruments & Components — 0.3%
38,411	Avnet, Inc.	1,804,933
8,368	Littelfuse, Inc.	1,525,570
14,069	TD SYNNEX Corp.	1,558,845
		4,889,348
	Energy Equipment & Services — 0.1%
52,222	TechnipFMC PLC	1,471,094
21,313	USA Compression Partners, L.P. (c)	520,037
		1,991,131
	Entertainment — 4.2%
38,372	Cinemark Holdings, Inc.	1,147,707
113,985	Live Nation Entertainment, Inc. (a)	15,097,313
6,620	Netflix, Inc. (a)	7,491,986
78,803	Spotify Technology S.A. (a)	48,383,466
58,546	TKO Group Holdings, Inc.	9,537,729
		81,658,201
	Financial Services — 7.0%
64,979	Berkshire Hathaway, Inc., Class B (a) (b)	34,650,052
5,135	Corpay, Inc. (a)	1,670,775
26,786	Fidelity National Information Services, Inc.	2,112,880
34,009	Jack Henry & Associates, Inc.	5,898,181
83,461	Mastercard, Inc., Class A	45,741,635
131,889	Visa, Inc., Class A (b)	45,567,649
		135,641,172
	Food Products — 1.0%
10,696	Cal-Maine Foods, Inc.	998,686
112,122	Flowers Foods, Inc.	1,972,226
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
167,638	Hormel Foods Corp.	$5,012,376
14,706	Ingredion, Inc.	1,953,251
7,024	Lancaster Colony Corp.	1,143,367
96,214	McCormick & Co., Inc.	7,375,765
27,576	Pilgrim’s Pride Corp.	1,505,098
		19,960,769
	Gas Utilities — 0.1%
12,596	Atmos Energy Corp.	2,023,295
	Ground Transportation — 0.1%
11,874	Ryder System, Inc.	1,634,694
51,388	Schneider National, Inc., Class B	1,104,328
		2,739,022
	Health Care Equipment & Supplies — 2.9%
283,790	Boston Scientific Corp. (a)	29,193,477
70,595	Stryker Corp.	26,396,883
		55,590,360
	Health Care Providers & Services — 0.7%
12,087	Addus HomeCare Corp. (a)	1,263,696
14,727	Cardinal Health, Inc.	2,080,778
19,260	Encompass Health Corp.	2,253,227
10,861	Quest Diagnostics, Inc.	1,935,648
13,987	UnitedHealth Group, Inc.	5,754,811
		13,288,160
	Health Care REITs — 0.1%
51,820	Omega Healthcare Investors, Inc.	2,023,571
	Hotels, Restaurants & Leisure — 2.0%
52,510	Aramark	1,755,409
20,205	Boyd Gaming Corp.	1,396,974
13,296	Choice Hotels International, Inc.	1,676,759
156,715	DoorDash, Inc., Class A (a)	30,228,756
7,527	InterContinental Hotels Group PLC, ADR	812,088
6,279	Monarch Casino & Resort, Inc.	490,955
27,418	Travel + Leisure Co.	1,204,473
18,910	United Parks & Resorts, Inc. (a)	825,421
		38,390,835
	Household Durables — 0.8%
15,881	KB Home	858,050
8,286	M/I Homes, Inc. (a)	883,951
13,445	Meritage Homes Corp.	916,142
1,652	NVR, Inc. (a)	11,771,739
15,763	Taylor Morrison Home Corp. (a)	904,008
		15,333,890
	Household Products — 1.5%
258,140	Colgate-Palmolive Co.	23,797,927
34,229	Procter & Gamble (The) Co.	5,564,608
		29,362,535
	Industrial Conglomerates — 1.3%
178,800	3M Co.	24,837,108
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 1.1%
209,402	American International Group, Inc.	$17,070,451
11,189	Hanover Insurance Group (The), Inc.	1,858,493
27,574	RLI Corp.	2,040,752
		20,969,696
	Interactive Media & Services — 3.8%
152,268	Alphabet, Inc., Class A (b)	24,180,159
124,042	Alphabet, Inc., Class C (b)	19,957,117
50,439	Meta Platforms, Inc., Class A (b)	27,691,011
45,255	Yelp, Inc. (a)	1,587,545
		73,415,832
	IT Services — 0.5%
36,190	VeriSign, Inc. (a)	10,209,923
	Machinery — 2.4%
21,060	Allison Transmission Holdings, Inc.	1,942,574
5,667	Caterpillar, Inc.	1,752,633
122,354	CNH Industrial N.V.	1,415,636
5,272	Cummins, Inc.	1,549,124
4,055	Deere & Co.	1,879,736
22,222	Donaldson Co., Inc.	1,460,652
134,440	Fortive Corp.	9,369,124
13,801	ITT, Inc.	1,891,013
11,753	Mueller Industries, Inc.	864,551
100,452	Otis Worldwide Corp.	9,670,514
22,872	Snap-on, Inc.	7,177,462
48,935	Toro (The) Co.	3,341,282
9,904	Watts Water Technologies, Inc., Class A	2,057,556
10,341	Westinghouse Air Brake Technologies Corp.	1,910,396
		46,282,253
	Marine Transportation — 0.1%
17,830	Global Ship Lease, Inc., Class A	383,702
6,770	Matson, Inc.	738,539
		1,122,241
	Metals & Mining — 0.7%
83,142	ArcelorMittal S.A.	2,468,486
31,841	Osisko Gold Royalties Ltd.	765,139
13,025	Reliance, Inc.	3,754,196
71,929	Wheaton Precious Metals Corp.	6,007,510
		12,995,331
	Mortgage REITs — 0.1%
88,529	Annaly Capital Management, Inc.	1,735,168
80,319	Arbor Realty Trust, Inc.	926,078
		2,661,246
	Multi-Utilities — 0.7%
20,588	Ameren Corp.	2,043,153
55,786	CenterPoint Energy, Inc.	2,163,381
26,178	CMS Energy Corp.	1,928,010
33,884	Dominion Energy, Inc.	1,842,612
14,333	DTE Energy Co.	1,963,621
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
46,871	NiSource, Inc.	$1,833,125
17,918	WEC Energy Group, Inc.	1,962,379
		13,736,281
	Office REITs — 0.2%
63,634	Cousins Properties, Inc.	1,752,480
45,491	Highwoods Properties, Inc.	1,293,764
		3,046,244
	Oil, Gas & Consumable Fuels — 3.2%
146,308	Antero Midstream Corp.	2,421,397
26,114	Black Stone Minerals, L.P. (c)	368,468
11,458	Cheniere Energy Partners, L.P. (c)	673,501
8,519	Cheniere Energy, Inc.	1,968,826
13,218	Core Natural Resources, Inc.	954,472
70,885	Coterra Energy, Inc.	1,740,936
251,264	Enterprise Products Partners, L.P. (c)	7,512,794
15,334	EOG Resources, Inc.	1,691,800
19,374	Expand Energy Corp.	2,012,959
66,322	Exxon Mobil Corp.	7,005,593
5,591	Gulfport Energy Corp. (a)	964,447
54,834	Hess Midstream, L.P., Class A (d)	2,038,180
52,898	Kimbell Royalty Partners, L.P. (c)	634,776
69,715	Kinder Morgan, Inc.	1,833,504
41,454	Magnolia Oil & Gas Corp., Class A	851,051
31,559	Northern Oil & Gas, Inc.	766,884
19,182	ONEOK, Inc.	1,575,993
84,427	Pembina Pipeline Corp.	3,225,111
217,138	Plains All American Pipeline, L.P. (c)	3,791,229
97,915	Plains GP Holdings, L.P., Class A (c)	1,825,136
41,129	Range Resources Corp.	1,395,507
258,900	Suncor Energy, Inc.	9,136,581
9,451	Targa Resources Corp.	1,615,176
100,849	TotalEnergies SE, ADR	5,733,266
		61,737,587
	Passenger Airlines — 0.0%
9,671	SkyWest, Inc. (a)	862,363
	Personal Care Products — 0.0%
7,015	Interparfums, Inc.	766,038
	Pharmaceuticals — 3.5%
11,168	Eli Lilly & Co.	10,039,474
32,776	Innoviva, Inc. (a)	612,583
29,765	Jazz Pharmaceuticals PLC (a)	3,481,314
290,151	Johnson & Johnson (b)	45,353,503
41,347	Pacira BioSciences, Inc. (a)	1,112,234
192,996	Royalty Pharma PLC, Class A	6,334,129
		66,933,237
	Professional Services — 0.5%
4,684	CACI International, Inc., Class A (a)	2,144,663
47,712	ExlService Holdings, Inc. (a)	2,313,078
35,840	Genpact Ltd.	1,801,319
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
14,873	Leidos Holdings, Inc.	$2,189,008
21,597	SS&C Technologies Holdings, Inc.	1,632,733
		10,080,801
	Real Estate Management & Development — 0.1%
5,638	Jones Lang LaSalle, Inc. (a)	1,282,138
	Residential REITs — 0.5%
41,477	Camden Property Trust	4,720,083
72,927	Equity LifeStyle Properties, Inc.	4,724,211
		9,444,294
	Retail REITs — 0.2%
75,305	Acadia Realty Trust	1,438,326
68,877	Brixmor Property Group, Inc.	1,715,726
38,095	Tanger, Inc.	1,200,373
		4,354,425
	Semiconductors & Semiconductor Equipment — 8.9%
189,744	Analog Devices, Inc.	36,984,900
66,767	ASML Holding N.V.	44,605,697
79,597	Broadcom, Inc. (b)	15,320,035
40,640	Cirrus Logic, Inc. (a)	3,903,066
653,559	NVIDIA Corp. (b)	71,185,646
		171,999,344
	Software — 5.1%
13,797	Descartes Systems Group (The), Inc. (a)	1,454,066
191,531	Gen Digital, Inc.	4,954,907
4,518	InterDigital, Inc.	908,118
57,960	JFrog Ltd. (a)	1,957,309
170,798	Microsoft Corp. (b)	67,509,618
23,346	Oracle Corp.	3,285,249
32,306	Roper Technologies, Inc.	18,093,944
		98,163,211
	Specialized REITs — 0.2%
28,625	EPR Properties	1,416,651
33,427	Four Corners Property Trust, Inc.	934,285
15,367	Lamar Advertising Co., Class A	1,748,918
		4,099,854
	Specialty Retail — 3.3%
3,615	Asbury Automotive Group, Inc. (a)	788,576
8,593	AutoNation, Inc. (a)	1,496,471
6,428	AutoZone, Inc. (a)	24,185,993
2,091	Group 1 Automotive, Inc.	843,990
7,784	Lowe’s Cos., Inc.	1,740,191
9,179	Penske Automotive Group, Inc.	1,428,895
263,355	TJX (The) Cos., Inc.	33,888,522
		64,372,638
	Technology Hardware, Storage & Peripherals — 4.3%
376,473	Apple, Inc. (b)	80,000,513
32,932	Logitech International S.A.	2,482,743
		82,483,256
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 1.4%
31,711	Columbia Sportswear Co.	$1,971,473
37,198	Ralph Lauren Corp.	8,367,690
244,332	Tapestry, Inc.	17,262,056
		27,601,219
	Tobacco — 3.5%
414,410	Altria Group, Inc. (b)	24,512,352
252,795	Philip Morris International, Inc.	43,318,951
		67,831,303
	Trading Companies & Distributors — 0.1%
32,705	Air Lease Corp.	1,529,286
	Wireless Telecommunication Services — 0.1%
7,014	T-Mobile US, Inc.	1,732,107
	Total Common Stocks	1,832,418,064
	(Cost $1,821,259,385)
MONEY MARKET FUNDS — 3.3%
63,005,956	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (e)	63,005,956
	(Cost $63,005,956)
	Total Investments — 98.0%	1,895,424,020
	(Cost $1,884,265,341)
COMMON STOCKS SOLD SHORT — (30.6)%
	Aerospace & Defense — (2.4)%
(37,092)	Boeing (The) Co. (a)	(6,796,738)
(14,381)	BWX Technologies, Inc.	(1,569,255)
(63,056)	General Electric Co.	(12,708,306)
(9,158)	L3Harris Technologies, Inc.	(2,014,943)
(10,497)	Moog, Inc., Class A	(1,755,623)
(96,731)	RTX Corp.	(12,200,681)
(69,185)	Textron, Inc.	(4,868,549)
(24,434)	Woodward, Inc.	(4,583,085)
		(46,497,180)
	Air Freight & Logistics — (0.0)%
(32,721)	Hub Group, Inc., Class A	(1,033,657)
	Automobile Components — (0.0)%
(37,655)	Fox Factory Holding Corp. (a)	(764,773)
	Banks — (0.8)%
(158,405)	Bank of America Corp.	(6,317,191)
(76,251)	ING Groep N.V., ADR	(1,476,982)
(130,307)	Mitsubishi UFJ Financial Group, Inc., ADR	(1,647,081)
(19,695)	PNC Financial Services Group (The), Inc.	(3,164,790)
(31,837)	Wells Fargo & Co.	(2,260,745)
(15,258)	WSFS Financial Corp.	(786,550)
		(15,653,339)
	Beverages — (0.5)%
(78,709)	Coca-Cola Europacific Partners PLC	(7,142,055)
(8,234)	Coca-Cola Femsa S.A.B. de C.V., ADR	(775,066)
(24,571)	Fomento Economico Mexicano S.A.B. de C.V., ADR	(2,587,572)
		(10,504,693)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Biotechnology — (0.0)%
(23,417)	Vericel Corp. (a)	$(890,314)
Broadline Retail — (0.1)%
(50,471)	Coupang, Inc. (a)	(1,179,507)
Building Products — (0.6)%
(144,927)	Johnson Controls International PLC	(12,159,375)
Capital Markets — (1.7)%
(90,843)	Bank of New York Mellon (The) Corp.	(7,304,686)
(20,535)	KKR & Co., Inc.	(2,346,534)
(17,949)	S&P Global, Inc.	(8,975,398)
(111,872)	State Street Corp.	(9,855,923)
(14,131)	StoneX Group, Inc. (a)	(1,251,512)
(87,470)	UBS Group AG	(2,644,218)
(32,378,271)
Chemicals — (1.7)%
(40,852)	Air Products and Chemicals, Inc.	(11,074,569)
(26,825)	Albemarle Corp.	(1,570,604)
(81,020)	International Flavors & Fragrances, Inc.	(6,356,829)
(27,670)	Linde PLC	(12,540,874)
(73,724)	Perimeter Solutions, Inc. (a)	(746,824)
(32,289,700)
Commercial Services & Supplies — (2.1)%
(12,995)	Brink’s (The) Co.	(1,159,674)
(16,250)	Casella Waste Systems, Inc., Class A (a)	(1,908,562)
(161,430)	Copart, Inc. (a)	(9,852,073)
(72,945)	GFL Environmental, Inc.	(3,639,955)
(9,316)	MSA Safety, Inc.	(1,466,525)
(10,883)	VSE Corp.	(1,246,321)
(51,606)	Waste Connections, Inc.	(10,198,894)
(47,432)	Waste Management, Inc.	(11,068,732)
(40,540,736)
Communications Equipment — (0.0)%
(57,800)	Extreme Networks, Inc. (a)	(760,648)
Construction & Engineering — (0.0)%
(23,920)	Tutor Perini Corp. (a)	(513,323)
Consumer Finance — (0.1)%
(2,358)	Credit Acceptance Corp. (a)	(1,149,336)
Consumer Staples Distribution & Retail — (1.0)%
(172,851)	Dollar Tree, Inc. (a)	(14,134,026)
(71,403)	Kroger (The) Co.	(5,156,011)
(19,290,037)
Containers & Packaging — (0.4)%
(15,627)	International Paper Co.	(713,841)
(185,878)	Smurfit WestRock PLC	(7,810,594)
(8,524,435)
Diversified Telecommunication Services — (0.1)%
(21,229)	Cogent Communications Holdings, Inc.	(1,153,796)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Electric Utilities — (0.6)%
(9,360)	Evergy, Inc.	$(646,776)
(178,090)	FirstEnergy Corp.	(7,636,499)
(57,505)	Portland General Electric Co.	(2,422,111)
(9,206)	Xcel Energy, Inc.	(650,864)
(11,356,250)
Electrical Equipment — (0.0)%
(2,151)	GE Vernova, Inc.	(797,634)
Electronic Equipment, Instruments & Components — (0.4)%
(42,599)	Knowles Corp. (a)	(670,508)
(11,343)	Novanta, Inc. (a)	(1,348,229)
(9,154)	Rogers Corp. (a)	(565,809)
(15,159)	Sanmina Corp. (a)	(1,164,060)
(54,447)	Trimble, Inc. (a)	(3,383,336)
(7,131,942)
Entertainment — (2.1)%
(14,221)	Liberty Media Corp.-Liberty Live, Class C (a)	(1,016,944)
(199,142)	ROBLOX Corp., Class A (a)	(13,352,471)
(37,018)	Sphere Entertainment Co. (a)	(1,008,740)
(61,166)	Take-Two Interactive Software, Inc. (a)	(14,271,251)
(113,324)	Walt Disney (The) Co.	(10,306,818)
(39,956,224)
Financial Services — (0.1)%
(149,444)	Rocket Cos., Inc., Class A	(1,929,322)
Ground Transportation — (0.4)%
(49,254)	J.B. Hunt Transport Services, Inc.	(6,431,587)
(76,737)	RXO, Inc. (a)	(1,081,224)
(40,513)	Werner Enterprises, Inc.	(999,051)
(8,511,862)
Health Care Equipment & Supplies — (2.6)%
(55,437)	Alcon AG	(5,411,205)
(232,056)	Baxter International, Inc.	(7,233,185)
(16,289)	Becton Dickinson & Co.	(3,373,289)
(84,100)	Cooper (The) Cos., Inc. (a)	(6,868,447)
(22,788)	Masimo Corp. (a)	(3,667,956)
(25,229)	Merit Medical Systems, Inc. (a)	(2,382,879)
(49,547)	PROCEPT BioRobotics Corp. (a)	(2,674,547)
(22,897)	QuidelOrtho Corp. (a)	(636,308)
(40,730)	Solventum Corp. (a)	(2,693,068)
(56,914)	STAAR Surgical Co. (a)	(1,039,250)
(26,059)	STERIS PLC	(5,856,500)
(73,973)	Zimmer Biomet Holdings, Inc.	(7,622,918)
(49,459,552)
Health Care Providers & Services — (0.3)%
(84,664)	Henry Schein, Inc. (a)	(5,500,620)
Health Care REITs — (0.1)%
(144,968)	Healthcare Realty Trust, Inc.	(2,251,353)
Health Care Technology — (0.1)%
(46,776)	Schrodinger, Inc. (a)	(1,198,869)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Hotels, Restaurants & Leisure — (0.5)%
(17,554)	Flutter Entertainment PLC (a)	$(4,230,339)
(20,009)	Marriott International, Inc., Class A	(4,773,747)
(9,004,086)
Household Products — (0.1)%
(34,354)	Energizer Holdings, Inc.	(928,932)
(25,551)	Spectrum Brands Holdings, Inc.	(1,612,268)
(2,541,200)
Industrial REITs — (0.2)%
(100,400)	Americold Realty Trust, Inc.	(1,941,736)
(48,701)	Lineage, Inc.	(2,348,849)
(4,290,585)
Insurance — (1.4)%
(37,962)	Arthur J. Gallagher & Co.	(12,174,034)
(48,530)	Fidelity National Financial, Inc.	(3,108,347)
(3,254)	Markel Group, Inc. (a)	(5,917,724)
(19,950)	Willis Towers Watson PLC	(6,140,610)
(27,340,715)
IT Services — (0.3)%
(35,716)	Amdocs Ltd.	(3,163,724)
(25,481)	Cloudflare, Inc., Class A (a)	(3,077,595)
(6,241,319)
Life Sciences Tools & Services — (1.0)%
(28,843)	Danaher Corp.	(5,749,275)
(66,250)	QIAGEN N.V.	(2,832,188)
(29,399)	Repligen Corp. (a)	(4,056,768)
(25,454)	Revvity, Inc.	(2,378,167)
(8,861)	Thermo Fisher Scientific, Inc.	(3,801,369)
(18,817,767)
Machinery — (0.6)%
(30,151)	Dover Corp.	(5,145,268)
(65,319)	Pentair PLC	(5,926,393)
(11,071,661)
Media — (0.5)%
(69,100)	EchoStar Corp., Class A (a)	(1,553,368)
(71,309)	Fox Corp., Class A	(3,550,475)
(137,309)	News Corp., Class A	(3,723,820)
(8,827,663)
Oil, Gas & Consumable Fuels — (0.6)%
(5,808)	Chevron Corp.	(790,236)
(36,772)	Golar LNG Ltd.	(1,562,994)
(137,725)	Shell PLC, ADR	(8,880,508)
(11,233,738)
Personal Care Products — (0.8)%
(29,566)	Edgewell Personal Care Co.	(903,241)
(543,905)	Kenvue, Inc.	(12,836,158)
(28,349)	Unilever PLC, ADR	(1,801,579)
(15,540,978)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Pharmaceuticals — (0.6)%
(50,241)	Dr. Reddy’s Laboratories Ltd., ADR	$(699,355)
(21,364)	Perrigo Co. PLC	(549,482)
(116,569)	Sanofi S.A., ADR	(6,405,466)
(50,695)	Verona Pharma PLC, ADR (a)	(3,653,589)
(11,307,892)
Professional Services — (0.2)%
(12,578)	Dayforce, Inc. (a)	(727,889)
(14,399)	Jacobs Solutions, Inc.	(1,782,596)
(28,896)	TransUnion	(2,397,212)
(4,907,697)
Real Estate Management & Development — (0.6)%
(141,502)	CoStar Group, Inc. (a)	(10,495,203)
(13,339)	St. Joe (The) Co.	(564,507)
(11,059,710)
Residential REITs — (0.2)%
(74,331)	American Homes 4 Rent, Class A	(2,779,236)
(2,946)	AvalonBay Communities, Inc.	(618,601)
(3,397,837)
Retail REITs — (0.0)%
(31,319)	Curbline Properties Corp.	(716,892)
Semiconductors & Semiconductor Equipment — (0.5)%
(329,561)	Intel Corp.	(6,624,176)
(33,346)	Kulicke & Soffa Industries, Inc.	(1,074,742)
(17,698)	Silicon Laboratories, Inc. (a)	(1,800,948)
(9,499,866)
Software — (3.2)%
(142,500)	BlackBerry Ltd. (a)	(484,500)
(82,685)	Braze, Inc., Class A (a)	(2,573,984)
(228,282)	CCC Intelligent Solutions Holdings, Inc. (a)	(2,113,891)
(14,190)	Crowdstrike Holdings, Inc., Class A (a)	(6,085,665)
(12,589)	Datadog, Inc., Class A (a)	(1,286,092)
(84,199)	Five9, Inc. (a)	(2,116,763)
(124,261)	Gitlab, Inc., Class A (a)	(5,799,261)
(64,637)	Guidewire Software, Inc. (a)	(13,235,719)
(3,306)	HubSpot, Inc. (a)	(2,021,619)
(7,352)	Intuit, Inc.	(4,613,159)
(80,276)	nCino, Inc. (a)	(1,862,403)
(89,145)	NCR Voyix Corp. (a)	(763,973)
(9,481)	Nutanix, Inc., Class A (a)	(651,345)
(3,394)	Palo Alto Networks, Inc. (a)	(634,440)
(96,502)	Procore Technologies, Inc. (a)	(6,184,813)
(39,413)	Progress Software Corp.	(2,363,204)
(41,987)	Q2 Holdings, Inc. (a)	(3,327,470)
(158,724)	SentinelOne, Inc., Class A (a)	(2,936,394)
(112,663)	Sprinklr, Inc., Class A (a)	(866,379)
(58,825)	Tenable Holdings, Inc. (a)	(1,798,280)
(61,719,354)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Specialized REITs — (0.0)%
(6,586)	Extra Space Storage, Inc.	$(964,981)
Specialty Retail — (0.4)%
(22,476)	Burlington Stores, Inc. (a)	(5,057,999)
(28,859)	CarMax, Inc. (a)	(1,866,312)
(6,924,311)
Textiles, Apparel & Luxury Goods — (0.0)%
(13,175)	Birkenstock Holding PLC (a)	(677,590)
Trading Companies & Distributors — (0.4)%
(53,667)	AerCap Holdings N.V.	(5,688,702)
(8,375)	GATX Corp.	(1,222,415)
(6,911,117)
Wireless Telecommunication Services — (0.3)%
(45,695)	Telephone and Data Systems, Inc.	(1,713,106)
(422,090)	Vodafone Group PLC, ADR	(4,119,598)
(5,832,704)
	Total Investments Sold Short — (30.6)%	(592,206,411)
(Proceeds $614,511,639)
	Net Other Assets and Liabilities — 32.6%	630,586,262
	Net Assets — 100.0%	$1,933,803,871
Futures Contracts at April 30, 2025 (See Note 2D - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Russell 2000 E-mini Futures	505	Jun-2025	$(49,737,450)	$(2,784,300)
S&P 500 E-mini Futures	224	Jun-2025	(62,574,400)	(4,117,922)
		Total	$(112,311,850)	$(6,902,222)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At April 30, 2025, the segregated value of these securities amounts to $345,172,181.
(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,832,418,064	$1,832,418,064	$—	$—
Money Market Funds	63,005,956	63,005,956	—	—
Total Investments	$1,895,424,020	$1,895,424,020	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(592,206,411)	$(592,206,411)	$—	$—
Futures Contracts**	(6,902,222)	(6,902,222)	—	—
Total	$(599,108,633)	$(599,108,633)	$—	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$1,895,424,020
Restricted Cash	621,403,705
Cash segregated as collateral	8,800,458
Receivables:
Dividends	2,004,863
Margin interest rebate	710,496
Variation margin	427,652
Margin interest income	52,493
Reclaims	13,777
Total Assets	2,528,837,464

LIABILITIES:
Investments sold short, at value	592,206,411
Payables:
Investment advisory fees	1,470,047
Investment securities purchased	1,073,722
Dividends on investments sold short	283,413
Total Liabilities	595,033,593
NET ASSETS	$1,933,803,871

NET ASSETS consist of:
Paid-in capital	$2,055,035,703
Par value	304,000
Accumulated distributable earnings (loss)	(121,535,832)
NET ASSETS	$1,933,803,871
NET ASSET VALUE, per share	$63.61
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	30,400,002
Investments, at cost	$1,884,265,341
Investments sold short, proceeds	$614,511,639
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$14,102,969
Margin interest rebate	10,042,542
Margin interest income	327,650
Total investment income	24,473,161

EXPENSES:
Investment advisory fees	8,541,021
Dividend expense on investments sold short	3,734,396
Margin interest expense	20,609
Total expenses	12,296,026
NET INVESTMENT INCOME (LOSS)	12,177,135

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(26,534,882)
In-kind redemptions	75,826,548
Investments sold short	(13,492,651)
Futures contracts	(2,142,447)
Foreign currency transactions	1,026
Net realized gain (loss)	33,657,594
Net change in unrealized appreciation (depreciation) on:
Investments	(72,560,595)
Investments sold short	28,991,000
Futures contracts	(6,505,881)
Foreign currency translation	50
Net change in unrealized appreciation (depreciation)	(50,075,426)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,417,832)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,240,697)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$12,177,135	$20,340,902
Net realized gain (loss)	33,657,594	151,024,392
Net change in unrealized appreciation (depreciation)	(50,075,426)	42,390,821
Net increase (decrease) in net assets resulting from operations	(4,240,697)	213,756,115

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(11,825,181)	(19,894,717)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	835,992,389	2,245,169,326
Cost of shares redeemed	(452,388,783)	(1,604,646,911)
Net increase (decrease) in net assets resulting from shareholder transactions	383,603,606	640,522,415
Total increase (decrease) in net assets	367,537,728	834,383,813

NET ASSETS:
Beginning of period	1,566,266,143	731,882,330
End of period	$1,933,803,871	$1,566,266,143

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	24,600,002	13,850,002
Shares sold	12,700,000	36,850,000
Shares redeemed	(6,900,000)	(26,100,000)
Shares outstanding, end of period	30,400,002	24,600,002
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$63.67	$52.84	$48.82	$50.26	$41.86	$41.67
Income from investment operations:
Net investment income (loss)	0.44 (a)	1.04 (a)	0.96 (a)	0.19	(0.10)	0.05
Net realized and unrealized gain (loss)	(0.06)	10.79	3.93	(1.56)	8.63	0.25
Total from investment operations	0.38	11.83	4.89	(1.37)	8.53	0.30
Distributions paid to shareholders from:
Net investment income	(0.44)	(1.00)	(0.87)	(0.07)	(0.13)	(0.11)
Net asset value, end of period	$63.61	$63.67	$52.84	$48.82	$50.26	$41.86
Total return (b)	0.58%	22.52%	10.09%	(2.74)%	20.41%	0.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,933,804	$1,566,266	$731,882	$524,765	$429,755	$301,375
Ratio of total expenses to average net assets (c)	1.37% (d)	1.38%	1.46%	1.41%	1.36%	1.55%
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense (c)	0.95% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (c)	1.35% (d)	1.71%	1.86%	0.40%	(0.28)%	0.09%
Portfolio turnover rate (e)	126%	235%	280%	223%	250%	250%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Long/Short Equity ETF (FTLS)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Long/Short Equity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTLS” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. ETFs that provide exposure to U.S. exchange-listed equity securities. The Fund pursues its investment objective by establishing long and short positions in its portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2025 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2025 (Unaudited)
characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate (“OBFR”) plus 40 basis points and earns interest on credit margin balances at a rate equal to the OBFR less 30 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the OBFR less 25 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended April 30, 2025, the Fund had margin interest income of $327,650 and margin interest expense of $20,609, as shown on the Statement of Operations. Restricted cash in the amount of $621,403,705, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2025.
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to gain long or short exposure to broad based equity indexes. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $5,946,873 is included in “Cash segregated as collateral” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2025 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$19,894,717
Capital gains	—
Return of capital	—
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$3,267,280
Accumulated capital and other gain (loss)	(178,026,408)
Net unrealized appreciation (depreciation)	69,289,174
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $178,026,408 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Fund had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2025 (Unaudited)
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,269,753,702	$116,013,705	$(89,452,020)	$26,561,685
G. Expenses
Expenses, other than the investment advisory fee, dividend and interest expense on investments sold short and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, dividend expenses on investments sold short, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2025 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short, and in-kind transactions, were $2,002,143,807 and $2,029,625,061, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $781,782,487 and $936,721,371, respectively.
For the six months ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $810,876,449 and $455,055,079, respectively. For the six months ended April 30, 2025, the Fund had no in-kind transactions in investments sold short.
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Equity Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$6,902,222

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on futures contracts	$(2,142,447)
Net change in unrealized appreciation (depreciation) on futures contracts	(6,505,881)
The average notional value of futures contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was $144,454,459.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2025 (Unaudited)
“basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Long/Short Equity ETF (FTLS)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund III

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Emerging Markets Local Currency Bond ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 91.9%
	Brazil — 8.5%
24,300,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	$3,865,802
29,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	4,401,088
13,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	1,966,408
16,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/35	2,253,481
				12,486,779
	Chile — 2.3%
325,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP)	4.50%	03/01/26	343,548
3,010,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	4.70%	09/01/30	3,072,322
				3,415,870
	Colombia — 6.7%
8,150,000,000	Colombian TES, Series B (COP)	7.75%	09/18/30	1,679,566
13,260,000,000	Colombian TES, Series B (COP)	7.00%	06/30/32	2,442,521
32,933,000,000	Colombian TES, Series B (COP)	7.25%	10/18/34	5,732,104
				9,854,191
	Czech Republic — 2.1%
22,740,000	Czech Republic Government Bond (CZK) (c)	2.40%	09/17/25	1,028,400
31,930,000	Czech Republic Government Bond (CZK)	3.50%	05/30/35	1,386,246
23,700,000	Czech Republic Government Bond (CZK)	1.50%	04/24/40	740,867
				3,155,513
	Hungary — 4.0%
133,540,000	Hungary Government Bond (HUF)	5.50%	06/24/25	373,572
900,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	2,557,528
1,070,000,000	Hungary Government Bond (HUF)	7.00%	10/24/35	3,039,558
				5,970,658
	India — 4.3%
423,000,000	India Government Bond (INR)	6.10%	07/12/31	5,007,059
105,000,000	India Government Bond (INR)	7.18%	07/24/37	1,324,080
				6,331,139
	Indonesia — 12.3%
51,993,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	3,216,738
78,599,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	5,124,702
95,930,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	5,867,853
34,395,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	2,275,395
24,561,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	1,620,864
				18,105,552
	Israel — 0.4%
500,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	141,855
1,850,000	Israel Government Bond - Fixed (ILS)	3.75%	02/28/29	502,664
				644,519
	Malaysia — 11.6%
19,540,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	4,626,081
17,300,000	Malaysia Government Bond (MYR)	4.50%	04/15/30	4,207,268
23,855,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	5,274,496
12,030,000	Malaysia Government Bond (MYR)	4.64%	11/07/33	2,990,724
				17,098,569
	Mexico — 4.5%
37,300,000	Mexican Bonos, Series M (MXN)	7.50%	06/03/27	1,875,416
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Mexico (Continued)
51,180,000	Mexican Bonos, Series M (MXN)	8.50%	05/31/29	$2,595,783
47,340,000	Mexican Bonos, Series M (MXN)	7.50%	05/26/33	2,183,644
				6,654,843
	Peru — 2.0%
1,400,000	Peru Government Bond (PEN)	6.95%	08/12/31	415,132
9,170,000	Peru Government Bond (PEN)	6.90%	08/12/37	2,475,834
				2,890,966
	Philippines — 3.2%
275,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	4,786,492
	Poland — 4.3%
1,016,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	293,235
12,699,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	2,742,628
11,590,000	Republic of Poland Government Bond (PLN)	6.00%	10/25/33	3,249,283
				6,285,146
	Romania — 4.7%
24,335,000	Romania Government Bond (RON)	6.70%	02/25/32	5,317,597
8,600,000	Romania Government Bond (RON)	4.75%	10/11/34	1,603,652
				6,921,249
	South Africa — 9.2%
63,380,000	Republic of South Africa Government Bond, Series R186 (ZAR)	10.50%	12/21/26	3,535,127
131,100,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	6,542,894
56,360,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	2,718,528
20,000,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	834,504
				13,631,053
	Supranational — 6.1%
100,000,000	African Development Bank (ZAR)	(d)	04/05/46	604,888
162,020,000	Asian Development Bank (INR)	6.20%	10/06/26	1,913,357
186,000,000	European Bank for Reconstruction & Development (INR)	6.30%	10/26/27	2,191,320
201,000,000	Inter-American Development Bank (INR)	7.35%	10/06/30	2,454,648
62,000,000	International Bank for Reconstruction & Development (INR)	6.75%	07/13/29	739,291
62,500,000	International Finance Corp. (MXN)	(d)	02/22/38	1,038,307
				8,941,811
	Thailand — 4.7%
65,660,000	Thailand Government Bond (THB)	3.35%	06/17/33	2,187,206
139,450,000	Thailand Government Bond (THB)	3.39%	06/17/37	4,769,264
				6,956,470
	Turkey — 1.0%
11,800,000	Turkiye Government Bond (TRY)	10.60%	02/11/26	242,302
56,000,000	Turkiye Government Bond (TRY)	26.20%	10/05/33	1,211,493
				1,453,795

	Total Investments — 91.9%			135,584,615
	(Cost $139,670,102)
	Net Other Assets and Liabilities — 8.1%			12,022,652
	Net Assets — 100.0%			$147,607,267
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Forward Foreign Currency Contracts at April 30, 2025 (See Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2025	Sale Value as of 4/30/2025	Unrealized Appreciation (Depreciation)
05/05/2025	BNY	CZK	16,316,314	USD	745,395	$740,796	$745,395	$(4,599)
05/22/2025	JPM	BRL	21,600,000	USD	3,709,070	3,784,085	3,709,070	75,015
05/22/2025	JPM	CLP	644,000,000	USD	687,322	680,000	687,322	(7,322)
05/22/2025	BNY	CNH	5,100,000	USD	702,703	702,892	702,703	189
05/22/2025	BNS	COP	11,790,000,000	USD	2,717,842	2,780,754	2,717,842	62,912
05/22/2025	JPM	COP	12,000,000,000	USD	2,790,054	2,830,285	2,790,054	40,231
05/22/2025	BNY	CZK	57,300,000	USD	2,595,602	2,602,633	2,595,602	7,031
05/22/2025	BNY	HUF	550,000,000	USD	1,519,964	1,538,824	1,519,964	18,860
05/22/2025	JPM	IDR	23,800,000,000	USD	1,422,720	1,432,451	1,422,720	9,731
05/22/2025	JPM	INR	310,200,000	USD	3,610,850	3,665,511	3,610,850	54,661
05/22/2025	JPM	KRW	6,780,000,000	USD	4,771,459	4,777,005	4,771,459	5,546
05/22/2025	BNY	MXN	91,300,000	USD	4,603,701	4,641,262	4,603,701	37,561
05/22/2025	BNS	PEN	6,000,000	USD	1,619,394	1,635,400	1,619,394	16,006
05/22/2025	JPM	PHP	187,700,000	USD	3,310,419	3,358,393	3,310,419	47,974
05/22/2025	BNY	PLN	2,600,000	USD	687,961	687,399	687,961	(562)
05/22/2025	BNY	THB	105,200,000	USD	3,149,615	3,154,566	3,149,615	4,951
05/22/2025	BNY	TRY	112,300,000	USD	2,840,859	2,840,214	2,840,859	(645)
05/22/2025	BNY	USD	744,905	CZK	16,300,000	744,905	740,366	4,539
05/22/2025	JPM	USD	3,194,205	IDR	53,800,000,000	3,194,205	3,238,060	(43,855)
05/22/2025	BNY	USD	2,121,201	ILS	7,830,000	2,121,201	2,152,832	(31,631)
05/22/2025	BNY	USD	693,264	PLN	2,600,000	693,264	687,400	5,864
05/22/2025	BNY	USD	375,640	RON	1,650,000	375,640	375,112	528
05/22/2025	BNY	ZAR	55,400,000	USD	2,968,678	2,973,000	2,968,678	4,322
Net Unrealized Appreciation (Depreciation)								$307,307

(a)	Principal Value is in local currency in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $3,072,322 or 2.1% of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon security.

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNS	– Bank of Nova Scotia
BNY	– Bank of New York (The)
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Chinese Yuan
CNY	– China Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPM	– JPMorgan Chase and Co.
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Nuevo Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian New Leu
THB	– Thai Baht
TRY	– Turkish Lira
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments (including cash)‡
INR	12.1%
ZAR	12.0
MYR	11.9
BRL	11.3
IDR	11.3
COP	10.7
MXN	8.6
THB	7.0
HUF	5.9
PHP	5.7
RON	4.5
PLN	4.4
CZK	4.0
KRW	3.3
PEN	3.2
TRY	3.0
CLP	2.7
CNH	0.5
EUR	0.0‡‡
CNY	0.0‡‡
ILS	(1.0)
USD	(21.1)
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$135,584,615	$—	$135,584,615	$—
Forward Foreign Currency Contracts	395,921	—	395,921	—
Total	$135,980,536	$—	$135,980,536	$—

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(88,614)	$—	$(88,614)	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$135,584,615
Cash	6,903,118
Foreign currency, at value	1,133,781
Unrealized appreciation on forward foreign currency contracts	395,921
Receivables:
Capital shares sold	4,145,170
Interest	2,845,004
Reclaims	25,537
Total Assets	151,033,146

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	88,614
Payables:
Investment securities purchased	3,223,148
Investment advisory fees	97,060
Deferred foreign capital gains tax	17,057
Total Liabilities	3,425,879
NET ASSETS	$147,607,267

NET ASSETS consist of:
Paid-in capital	$203,129,466
Par value	53,500
Accumulated distributable earnings (loss)	(55,575,699)
NET ASSETS	$147,607,267
NET ASSET VALUE, per share	$27.59
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,350,002
Investments, at cost	$139,670,102
Foreign currency, at cost (proceeds)	$1,131,441
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$5,757,631
Foreign withholding tax	(91,650)
Total investment income	5,665,981

EXPENSES:
Investment advisory fees	678,862
Other expenses	21,088
Total expenses	699,950
NET INVESTMENT INCOME (LOSS)	4,966,031

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(6,223,994)
Forward foreign currency contracts	314,352
Foreign currency transactions	(263,774)
Foreign capital gains tax	(16,580)
Net realized gain (loss)	(6,189,996)
Net change in unrealized appreciation (depreciation) on:
Investments	4,751,832
Forward foreign currency contracts	321,349
Foreign currency translation	152,871
Net change in unrealized appreciation (depreciation)	5,226,052
NET REALIZED AND UNREALIZED GAIN (LOSS)	(963,944)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,002,087
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statements of Changes in Net Assets

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$4,966,031	$9,614,168
Net realized gain (loss)	(6,189,996)	(3,911,818)
Net change in unrealized appreciation (depreciation)	5,226,052	3,710,087
Net increase (decrease) in net assets resulting from operations	4,002,087	9,412,437

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(4,821,001)	(8,062,892)
Return of capital	—	(1,219,236)
Total distributions to shareholders	(4,821,001)	(9,282,128)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,373,914	114,256,493
Cost of shares redeemed	(60,719,289)	(40,132,690)
Net increase (decrease) in net assets resulting from shareholder transactions	(52,345,375)	74,123,803
Total increase (decrease) in net assets	(53,164,289)	74,254,112

NET ASSETS:
Beginning of period	200,771,556	126,517,444
End of period	$147,607,267	$200,771,556

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,350,002	4,700,002
Shares sold	300,000	4,100,000
Shares redeemed	(2,300,000)	(1,450,000)
Shares outstanding, end of period	5,350,002	7,350,002
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.32	$26.92	$24.49	$32.00	$34.36	$38.45
Income from investment operations:
Net investment income (loss)	0.83 (a)	1.64 (a)	1.55 (a)	1.74	1.84	1.66
Net realized and unrealized gain (loss)	0.26 (b)	0.33 (b)	2.38	(7.55)	(2.25)	(3.72)
Total from investment operations	1.09	1.97	3.93	(5.81)	(0.41)	(2.06)
Distributions paid to shareholders from:
Net investment income	(0.82)	(1.36)	(0.91)	—	(1.48)	(0.04)
Return of capital	—	(0.21)	(0.59)	(1.70)	(0.47)	(1.99)
Total distributions	(0.82)	(1.57)	(1.50)	(1.70)	(1.95)	(2.03)
Net asset value, end of period	$27.59	$27.32	$26.92	$24.49	$32.00	$34.36
Total return (c)	4.10%	7.33%	16.09%	(18.71)%	(1.53)%	(5.37)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$147,607	$200,772	$126,517	$116,331	$259,230	$180,385
Ratio of total expenses to average net assets	0.88% (d) (e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	6.22% (d)	5.87%	5.65%	4.75%	4.55%	4.82%
Portfolio turnover rate (f)	15%	48%	76%	43%	42%	59%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FEMB” on Nasdaq, Inc. (“Nasdaq”). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries that are denominated in the local currency of the issuer. There can be no assurance the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2025 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security, or economic data relating to the country of issue;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the economic, political and social prospects/developments of the country of issue and the assessment of the country’s government leaders/officials (for sovereign debt only);
14)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
15)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statement of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statement of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2025 (Unaudited)
in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$8,062,892
Capital gains	—
Return of capital	1,219,236
As of October 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(39,001,271)
Net unrealized appreciation (depreciation)	(15,755,514)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, the Fund had $39,001,271 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2025 (Unaudited)
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$139,670,102	$4,670,189	$(8,448,369)	$(3,778,180)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Limited (“FTGP” or the “Sub-Advisor”), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, FTGP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. FTGP receives a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund’s average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2025 (Unaudited)
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments, derivatives, and in-kind transactions, were $22,913,085 and $67,484,239, respectively.
For the six months ended April 30, 2025, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a $620 million Credit Agreement with BNY as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement may be increased up to $700 million with the consent of one or more lenders. For any day on and after February 26, 2025, BNY charges on behalf of the lenders a commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to February 26, 2025, BNY charged a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2025.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$395,921	Unrealized depreciation on forward foreign currency contracts	$88,614
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$314,352
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	321,349

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2025 (Unaudited)
The average notional value of forward foreign currency contracts during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was $54,086,416.
7. Offsetting on the Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
At April 30, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:

	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forward Foreign Currency Contracts*	$395,921	$—	$395,921	$(88,614)	$—	$307,307

	Gross Amount of Recognized Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Forward Foreign Currency Contracts*	$(88,614)	$—	$(88,614)	$88,614	$—	$—

*	The respective Counterparties for each contract are disclosed in the Forward Foreign Currency Contracts table in the Portfolio of Investments.
8. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2025 (Unaudited)
shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
9. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2026.
10. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended April 30, 2025

First Trust Exchange-Traded Fund III

First Trust RiverFront Dynamic Developed International ETF (RFDI)
First Trust RiverFront Dynamic Europe ETF (RFEU)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
April 30, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.0%
	Australia — 8.1%
171,434	APA Group (AUD)	$902,654
38,294	BHP Group Ltd. (AUD)	936,770
44,727	Coles Group Ltd. (AUD)	607,950
46,555	Fortescue Ltd. (AUD)	482,798
105,231	Harvey Norman Holdings Ltd. (AUD)	352,532
12,032	JB Hi-Fi Ltd. (AUD)	798,377
136,930	Medibank Pvt Ltd. (AUD)	407,853
154,179	Metcash Ltd. (AUD)	318,005
8,129	Rio Tinto Ltd. (AUD)	609,743
151,903	Stockland (AUD)	534,185
82,097	Super Retail Group Ltd. (AUD)	705,194
298,010	Ventia Services Group Pty Ltd. (AUD)	809,374
278,369	Vicinity Ltd. (AUD)	420,809
19,871	Wesfarmers Ltd. (AUD)	996,885
10,300	Woodside Energy Group Ltd. (AUD)	136,835
		9,019,964
	Austria — 0.4%
11,108	Wienerberger AG (EUR)	388,584
	Belgium — 0.2%
27,767	Proximus SADP (EUR)	212,956
	Bermuda — 0.2%
14,636	Orient Overseas International Ltd. (HKD)	204,756
	Canada — 2.6%
22,711	ARC Resources Ltd. (CAD)	420,251
72,023	B2Gold Corp. (CAD)	225,170
30,408	Canadian Natural Resources Ltd. (CAD)	872,581
1,042	George Weston Ltd. (CAD)	203,018
17,626	Pembina Pipeline Corp. (CAD)	673,792
14,155	Suncor Energy, Inc. (CAD)	499,933
		2,894,745
	Cayman Islands — 0.6%
117,649	CK Hutchison Holdings Ltd. (HKD)	664,427
	Denmark — 1.5%
223	A.P. Moller - Maersk A/S, Class A (DKK)	377,702
223	A.P. Moller - Maersk A/S, Class B (DKK)	380,241
12,807	Novo Nordisk A/S, Class B (DKK)	845,701
		1,603,644
	Finland — 2.0%
5,247	Elisa Oyj (EUR)	279,490
Shares	Description	Value

	Finland (Continued)
97,366	Nordea Bank Abp (EUR)	$1,342,915
10,193	Orion Oyj, Class B (EUR)	636,824
		2,259,229
	France — 9.0%
25,977	AXA S.A. (EUR)	1,223,323
21,419	BNP Paribas S.A. (EUR)	1,802,610
1,591	Christian Dior SE (EUR)	815,389
51,164	Credit Agricole S.A. (EUR)	955,778
10,578	FDJ UNITED (EUR) (c) (d)	376,754
414	Hermes International S.C.A. (EUR)	1,121,378
1,184	LVMH Moet Hennessy Louis Vuitton SE (EUR)	654,417
2,302	Sanofi S.A. (EUR)	250,090
28,881	TotalEnergies SE (EUR)	1,673,844
8,142	Vinci S.A. (EUR)	1,130,820
		10,004,403
	Germany — 6.8%
4,982	Allianz SE (EUR)	2,054,928
12,977	Bayer AG (EUR)	338,564
7,103	Bayerische Motoren Werke AG (EUR)	597,864
52,440	Deutsche Bank AG (EUR)	1,365,164
17,905	DHL Group (EUR)	760,840
20,251	Fresenius SE & Co. KGaA (EUR) (e)	958,948
1,416	Hapag-Lloyd AG (EUR) (c) (d)	221,047
12,842	Mercedes-Benz Group AG (EUR)	763,336
1,490	SAP SE (EUR)	430,932
		7,491,623
	Greece — 1.4%
23,720	Eurobank Ergasias Services and Holdings S.A. (EUR)	66,668
50,572	Hellenic Telecommunications Organization S.A. (EUR)	957,896
21,323	OPAP S.A. (EUR)	472,728
		1,497,292
	Israel — 0.8%
8,773	First International Bank Of Israel (The) Ltd. (ILS)	481,677
63,175	ICL Group Ltd. (ILS)	419,077
		900,754
	Italy — 5.1%
19,823	ACEA S.p.A (EUR)	464,849
16,151	Azimut Holding S.p.A. (EUR)	446,255
40,617	Banca Mediolanum S.p.A (EUR)	603,690
78,930	Banca Popolare di Sondrio S.p.A. (EUR)	983,574
47,219	Eni S.p.A. (EUR)	679,349
71,655	Pirelli & C S.p.A. (EUR) (c) (d)	440,289
See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
44,174	Poste Italiane S.p.A. (EUR) (c) (d)	$892,758
64,797	Unipol Assicurazioni S.p.A. (EUR)	1,156,132
		5,666,896
	Japan — 20.8%
25,300	Advantest Corp. (JPY)	1,037,445
22,500	Bandai Namco Holdings, Inc. (JPY)	778,798
21,600	Chugai Pharmaceutical Co., Ltd. (JPY)	1,241,645
3,300	Disco Corp. (JPY)	637,474
3,200	Fast Retailing Co., Ltd. (JPY)	1,051,448
82,500	Honda Motor Co., Ltd. (JPY)	838,387
6,400	Hoya Corp. (JPY)	751,098
22,500	ITOCHU Corp. (JPY)	1,145,930
564	Japan Metropolitan Fund Invest (JPY)	375,132
32,100	Japan Tobacco, Inc. (JPY)	989,402
45,100	KDDI Corp. (JPY)	795,984
12,700	Mitsui OSK Lines Ltd. (JPY)	420,935
45,600	Mizuho Financial Group, Inc. (JPY)	1,141,754
54,300	MS&AD Insurance Group Holdings, Inc. (JPY)	1,232,365
12,750	Nintendo Co., Ltd. (JPY)	1,054,920
544,200	Nippon Telegraph & Telephone Corp. (JPY)	568,255
22,200	Nippon Yusen KK (JPY)	721,989
12,700	Niterra Co., Ltd. (JPY)	394,554
16,100	Obic Co., Ltd. (JPY)	562,002
3,200	Oracle Corp. Japan (JPY)	383,942
38,100	ORIX Corp. (JPY)	759,708
24,800	Recruit Holdings Co., Ltd. (JPY)	1,377,547
6,400	SCREEN Holdings Co., Ltd. (JPY)	423,623
16,100	Sega Sammy Holdings, Inc. (JPY)	336,965
25,800	Sekisui House Ltd. (JPY)	591,137
9,600	Shinko Electric Industries Co., Ltd. (JPY) (e)	395,804
29,900	Shionogi & Co., Ltd. (JPY)	500,634
323,800	SoftBank Corp. (JPY)	488,938
22,700	Takeda Pharmaceutical Co., Ltd. (JPY)	687,922
19,400	Tokyo Gas Co., Ltd. (JPY)	643,546
32,300	USS Co., Ltd. (JPY)	322,819
38,700	ZOZO, Inc. (JPY)	393,550
		23,045,652
Shares	Description	Value

	Jersey — 0.3%
133,940	Man Group PLC (GBP)	$290,957
	Luxembourg — 0.4%
99,535	B&M European Value Retail S.A. (GBP)	446,233
	Netherlands — 3.1%
1,948	ASML Holding N.V. (EUR)	1,285,455
1,638	Ferrari N.V. (EUR)	745,212
144,896	Koninklijke KPN N.V. (EUR)	672,175
75,969	Stellantis N.V. (EUR)	700,540
		3,403,382
	New Zealand — 0.1%
127,916	Spark New Zealand Ltd. (NZD)	158,043
	Norway — 0.5%
24,884	Equinor ASA (NOK)	569,036
	Portugal — 0.2%
71,890	Navigator (The) Co., S.A. (EUR)	272,500
	Singapore — 1.4%
44,516	Hafnia Ltd. (NOK)	204,750
162,600	Keppel DC REIT (SGD)	268,904
211,700	Singapore Airlines Ltd. (SGD)	1,087,594
		1,561,248
	Spain — 2.4%
100,680	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	1,375,507
28,646	Endesa S.A. (EUR)	859,967
13,381	Logista Integral S.A. (EUR)	456,579
		2,692,053
	Switzerland — 8.2%
25,787	ABB Ltd. (CHF)	1,349,416
26,460	EFG International AG (CHF)	398,174
2,117	Kuehne + Nagel International AG (CHF)	484,395
11,245	Nestle S.A. (CHF)	1,195,416
19,401	Novartis AG (CHF)	2,204,664
1,132	Roche Holding AG (CHF)	369,356
1,596	Roche Holding AG (CHF)	556,139
3,885	Sandoz Group AG (CHF)	168,420
6,727	SGS S.A. (CHF)	657,907
54,962	UBS Group AG (CHF)	1,657,484
		9,041,371
	United Kingdom — 22.9%
28,403	3i Group PLC (GBP)	1,602,675
4,565	AstraZeneca PLC (GBP)	652,664
402,953	Barclays PLC (GBP)	1,593,854
69,477	Barratt Redrow PLC (GBP)	431,292
18,499	Big Yellow Group PLC (GBP)	248,014
29,885	BP PLC, ADR	820,642
284,787	BP PLC (GBP)	1,329,507
See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Kingdom (Continued)
25,827	British American Tobacco PLC (GBP)	$1,117,945
138,360	BT Group PLC (GBP)	320,472
524,881	Centrica PLC (GBP)	1,120,258
74,354	Evraz PLC (GBP) (e) (f) (g) (h)	0
2,051	GSK PLC (GBP)	40,549
237,749	HSBC Holdings PLC (GBP)	2,636,164
42,022	IG Group Holdings PLC (GBP)	596,426
29,721	Imperial Brands PLC (GBP)	1,217,580
23,966	Inchcape PLC (GBP)	214,473
45,375	Investec PLC (GBP)	284,576
91,726	J Sainsbury PLC (GBP)	326,143
23,407	Mondi PLC (GBP)	353,432
59,661	National Grid PLC (GBP)	861,092
215,393	NatWest Group PLC (GBP)	1,372,687
126,580	OSB Group PLC (GBP)	799,602
23,929	Reckitt Benckiser Group PLC (GBP)	1,542,839
16,365	Rio Tinto PLC (GBP)	969,870
80,537	Safestore Holdings PLC (GBP)	675,650
69,121	Shell PLC (GBP)	2,248,118
268,520	Taylor Wimpey PLC (GBP)	420,301
24,787	Unilever PLC (GBP)	1,572,063
		25,368,888
	Total Common Stocks	109,658,636
	(Cost $90,569,990)
MONEY MARKET FUNDS — 0.4%
498,657	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (i)	498,657
	(Cost $498,657)

	Total Investments — 99.4%	110,157,293
	(Cost $91,068,647)
	Net Other Assets and Liabilities — 0.6%	659,118
	Net Assets — 100.0%	$110,816,411

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2025, securities noted
as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	30.8%
GBP	23.0
JPY	20.9
CHF	8.2
AUD	8.2
CAD	2.6
DKK	1.5
SGD	1.2
USD	1.2
ILS	0.8
HKD	0.8
NOK	0.7
NZD	0.1
Total	100.0%
See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 25,368,888	$ 25,368,888	$ —	$ —**
Other Country Categories*	84,289,748	84,289,748	—	—
Money Market Funds	498,657	498,657	—	—
Total Investments	$110,157,293	$110,157,293	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Austria — 0.9%
2,171	Raiffeisen Bank International AG (EUR)	$57,747
	Bermuda — 1.6%
2,810	Hiscox Ltd. (GBP)	41,156
3,021	Stolt-Nielsen Ltd. (NOK)	67,660
		108,816
	Denmark — 2.0%
24	A.P. Moller - Maersk A/S, Class A (DKK)	40,649
24	A.P. Moller - Maersk A/S, Class B (DKK)	40,923
733	Novo Nordisk A/S, Class B (DKK)	48,403
		129,975
	Finland — 3.8%
36,087	Nokia Oyj (EUR)	179,427
831	Orion Oyj, Class B (EUR)	51,918
1,031	TietoEVRY Oyj (EUR)	18,431
		249,776
	France — 12.3%
550	Amundi S.A. (EUR) (c) (d)	43,210
3,162	Bouygues S.A. (EUR)	138,626
2,465	Carrefour S.A. (EUR)	37,964
49	Christian Dior SE (EUR)	25,113
221	Cie de Saint-Gobain S.A. (EUR)	23,909
864	FDJ UNITED (EUR) (c) (d)	30,773
221	LVMH Moet Hennessy Louis Vuitton SE (EUR)	122,150
1,458	Rexel S.A. (EUR)	40,285
260	Sanofi S.A. (EUR)	28,246
1,436	Sodexo S.A. (EUR)	90,937
2,273	TotalEnergies SE (EUR)	131,735
694	Vinci S.A. (EUR)	96,388
		809,336
	Germany — 8.4%
441	Allianz SE (EUR)	181,899
531	Brenntag SE (EUR)	35,238
1,601	DHL Group (EUR)	68,032
1,698	Fresenius SE & Co. KGaA (EUR) (e)	80,406
2,218	Mercedes-Benz Group AG (EUR)	131,839
444	Nemetschek SE (EUR)	58,497
		555,911
	Greece — 2.8%
4,959	Hellenic Telecommunications Organization S.A. (EUR)	93,930
Shares	Description	Value

	Greece (Continued)
4,241	National Bank of Greece S.A. (EUR)	$44,652
1,989	OPAP S.A. (EUR)	44,096
		182,678
	Israel — 0.6%
708	First International Bank Of Israel (The) Ltd. (ILS)	38,872
	Italy — 6.0%
20,931	A2A S.p.A. (EUR)	53,091
1,507	Azimut Holding S.p.A. (EUR)	41,639
10,237	BPER Banca S.p.A. (EUR)	82,779
11,463	Enel S.p.A. (EUR)	99,264
4,786	Eni S.p.A. (EUR)	68,857
10,225	Hera S.p.A. (EUR)	48,256
		393,886
	Jersey — 1.7%
1,840	Experian PLC (GBP)	91,097
10,957	Man Group PLC (GBP)	23,802
		114,899
	Luxembourg — 2.2%
7,070	B&M European Value Retail S.A. (GBP)	31,696
6,975	Tenaris S.A. (EUR)	116,035
		147,731
	Netherlands — 6.5%
336	ASML Holding N.V. (EUR)	221,722
82	Ferrari N.V. (EUR)	37,306
9,016	Stellantis N.V. (EUR)	83,140
504	Wolters Kluwer N.V. (EUR)	88,755
		430,923
	Norway — 0.7%
2,167	Equinor ASA (NOK)	49,554
	Portugal — 0.9%
2,569	Galp Energia SGPS S.A. (EUR)	39,682
5,123	Navigator (The) Co., S.A. (EUR)	19,419
		59,101
	Singapore — 1.1%
15,195	Hafnia Ltd. (NOK)	69,889
	Spain — 5.0%
2,912	Acerinox S.A. (EUR)	32,774
1,517	Amadeus IT Group S.A. (EUR)	118,888
9,625	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	131,498
1,281	Logista Integral S.A. (EUR)	43,710
		326,870
	Sweden — 2.2%
446	Evolution AB (SEK) (c) (d)	31,110
See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
1,006	Investor AB, Class A (SEK)	$29,850
9,956	Telefonaktiebolaget LM Ericsson, Class B (SEK)	83,826
		144,786
	Switzerland — 13.1%
166	Kuehne + Nagel International AG (CHF)	37,983
2,166	Nestle S.A. (CHF)	230,260
1,756	Novartis AG (CHF)	199,546
47	Partners Group Holding AG (CHF)	61,245
567	Roche Holding AG (CHF)	185,004
146	Roche Holding AG (CHF)	50,875
430	SGS S.A. (CHF)	42,054
87	Swisscom AG (CHF)	57,975
		864,942
	United Kingdom — 28.2%
2,807	3i Group PLC (GBP)	158,388
507	AstraZeneca PLC (GBP)	72,487
4,946	Auto Trader Group PLC (GBP) (c) (d)	55,316
10,126	Beazley PLC (GBP)	119,362
5,652	BP PLC (GBP)	26,386
2,694	British American Tobacco PLC (GBP)	116,612
32,815	BT Group PLC (GBP)	76,007
490	Diageo PLC (GBP)	13,661
14,761	Drax Group PLC (GBP)	121,376
2,102	Dunelm Group PLC (GBP)	30,843
44,089	Evraz PLC (GBP) (e) (f) (g) (h)	0
5,662	GSK PLC (GBP)	111,941
7,450	HSBC Holdings PLC (GBP)	82,606
10,899	Inchcape PLC (GBP)	97,536
1,710	Intermediate Capital Group PLC (GBP)	42,752
686	Intertek Group PLC (GBP)	41,908
5,522	National Grid PLC (GBP)	79,699
337	Next PLC (GBP)	55,376
6,235	OSB Group PLC (GBP)	39,386
2,569	RELX PLC (GBP)	139,241
4,047	Shell PLC (GBP)	131,626
17,651	Tesco PLC (GBP)	87,201
2,518	Unilever PLC (GBP)	159,699
		1,859,409
	Total Common Stocks	6,595,101
	(Cost $6,325,935)
Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
42,627	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (i)	$42,627
	(Cost $42,627)

	Total Investments — 100.6%	6,637,728
	(Cost $6,368,562)
	Net Other Assets and Liabilities — (0.6)%	(40,626)
	Net Assets — 100.0%	$6,597,102

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2025, securities noted
as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
ILS	– Israeli Shekel
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	47.9%
GBP	30.8
CHF	13.0
NOK	2.8
SEK	2.2
DKK	2.0
USD	0.7
ILS	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 1,859,409	$ 1,859,409	$ —	$ —**
Other Country Categories*	4,735,692	4,735,692	—	—
Money Market Funds	42,627	42,627	—	—
Total Investments	$6,637,728	$6,637,728	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 94.0%
	Bermuda — 0.9%
190,550	COSCO SHIPPING Ports Ltd. (HKD)	$98,769
12,703	Orient Overseas International Ltd. (HKD)	177,713
		276,482
	Brazil — 5.9%
49,997	Banco do Brasil S.A. (BRL)	254,868
37,183	BB Seguridade Participacoes S.A. (BRL)	280,225
34,394	Fleury S.A. (BRL)	78,725
52,908	JBS S.A. (BRL)	410,947
46,009	Petroleo Brasileiro S.A. (BRL)	259,832
23,094	Suzano S.A. (BRL)	203,791
27,935	Vale S.A. (BRL)	260,195
		1,748,583
	Cayman Islands — 12.5%
53,839	Alibaba Group Holding Ltd. (HKD)	815,679
18,099	ANTA Sports Products Ltd. (HKD)	214,581
82,522	China Medical System Holdings Ltd. (HKD)	88,315
203,755	Fufeng Group Ltd. (HKD)	170,505
266,000	Haidilao International Holding Ltd. (HKD) (c) (d)	604,327
9,097	Meituan, Class B (HKD) (c) (d) (e)	152,836
23,590	Tencent Holdings Ltd. (HKD)	1,451,486
123,133	Topsports International Holdings Ltd. (HKD) (c) (d)	49,218
73,198	Wisdom Marine Lines Co., Ltd. (TWD)	138,235
		3,685,182
	Chile — 1.5%
2,120,892	Banco de Chile (CLP)	311,339
1,720,672	Enel Chile S.A. (CLP)	121,752
		433,091
	China — 2.3%
995,000	Industrial & Commercial Bank of China Ltd., Class H (HKD)	682,526
	Greece — 1.6%
73,062	Eurobank Ergasias Services and Holdings S.A. (EUR)	205,348
4,742	Motor Oil Hellas Corinth Refineries S.A. (EUR)	114,423
7,044	OPAP S.A. (EUR)	156,165
		475,936
	Hong Kong — 1.7%
91,025	China Merchants Port Holdings Co., Ltd. (HKD)	148,117
Shares	Description	Value

	Hong Kong (Continued)
153,315	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d)	$96,865
219,545	Lenovo Group Ltd. (HKD)	254,488
		499,470
	India — 23.4%
3,466	Bajaj Finance Ltd. (INR)	354,236
90,405	Bank of Baroda (INR)	267,447
103,141	Bharat Petroleum Corp., Ltd. (INR)	378,521
4,169	Britannia Industries Ltd. (INR)	268,392
43,902	CG Power & Industrial Solutions Ltd. (INR)	325,717
7,390	Eicher Motors Ltd. (INR)	486,959
18,707	HCL Technologies Ltd. (INR)	347,087
11,022	Hindustan Unilever Ltd. (INR)	305,557
38,578	ICICI Bank Ltd. (INR)	651,614
14,950	Indian Railway Catering & Tourism Corp., Ltd. (INR)	132,983
1,582	Infosys Ltd. (INR)	28,090
8,267	InterGlobe Aviation Ltd. (INR) (c) (d) (e)	513,680
4,997	ITC Hotels Ltd. (INR) (e)	11,500
50,332	ITC Ltd. (INR)	253,675
21,080	LIC Housing Finance Ltd. (INR)	149,946
1,539	LTIMindtree Ltd. (INR) (c) (d)	83,550
41,184	REC Ltd. (INR)	204,790
10,527	Reliance Industries Ltd. (INR)	175,068
50,383	Shriram Finance Ltd. (INR)	364,795
36,737	State Bank of India (INR)	342,937
18,834	Sun Pharmaceutical Industries Ltd. (INR)	408,476
8,648	Tata Consultancy Services Ltd. (INR)	353,531
7,112	Titan Co., Ltd. (INR)	284,510
37,848	Vedanta Ltd. (INR)	187,798
		6,880,859
	Indonesia — 0.7%
738,853	Alamtri Resources Indonesia Tbk PT (IDR)	84,568
235,279	Indofood Sukses Makmur Tbk PT (IDR)	113,387
		197,955
	Israel — 1.8%
23,668	Bank Hapoalim BM (ILS)	346,658
27,843	ICL Group Ltd. (ILS)	184,699
		531,357
	Malaysia — 1.8%
86,300	Alliance Bank Malaysia Bhd (MYR)	87,600
129,100	IOI Corp. Bhd (MYR)	109,503
43,600	MISC Bhd (MYR)	75,883
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
326,000	Sunway Real Estate Investment Trust (MYR)	$142,791
89,500	TIME dotCom Bhd (MYR)	106,819
		522,596
	Mexico — 0.6%
31,266	Alsea S.A.B. de C.V. (MXN)	70,725
41,239	Banco del Bajio S.A. (MXN) (c) (d)	98,753
		169,478
	Philippines — 1.4%
66,650	International Container Terminal Services, Inc. (PHP)	405,950
	Poland — 2.2%
5,704	Asseco Poland S.A. (PLN)	234,809
4,964	Bank Handlowy w Warszawie S.A. (PLN)	154,442
14,600	ORLEN S.A. (PLN)	263,544
		652,795
	Russia — 0.0%
59,735	Rosneft Oil Co. PJSC (RUB) (e) (f) (g) (h)	0
23,602	Severstal PAO (RUB) (e) (f) (g) (h)	0
		0
	Saudi Arabia — 0.6%
6,678	SABIC Agri-Nutrients Co. (SAR)	175,720
	Singapore — 2.2%
46,000	Sembcorp Industries Ltd. (SGD)	232,448
78,500	Singapore Airlines Ltd. (SGD)	403,288
		635,736
	South Africa — 1.1%
1,597	Absa Group Ltd. (ZAR)	14,660
18,275	Exxaro Resources Ltd. (ZAR)	149,354
9,259	Kumba Iron Ore Ltd. (ZAR)	161,026
		325,040
	South Korea — 5.9%
1,784	Hyundai Motor Co. (KRW)	239,205
6,073	Kia Corp. (KRW)	386,211
4,604	KT Corp. (KRW)	167,772
5,938	Meritz Financial Group, Inc. (KRW)	518,400
249	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	184,276
2,474	Samsung SDS Co., Ltd. (KRW)	223,469
		1,719,333
	Taiwan — 19.1%
5,882	Bora Pharmaceuticals Co., Ltd. (TWD)	130,944
Shares	Description	Value

	Taiwan (Continued)
32,967	Chicony Electronics Co., Ltd. (TWD)	$158,738
62,525	Evergreen Marine Corp. Taiwan Ltd. (TWD)	403,696
5,711	Global Unichip Corp. (TWD)	183,028
12,478	International Games System Co., Ltd. (TWD)	324,601
5,650	Jentech Precision Industrial Co., Ltd. (TWD)	176,656
17,047	MediaTek, Inc. (TWD)	719,553
15,216	Nan Ya Printed Circuit Board Corp. (TWD)	47,004
19,221	Realtek Semiconductor Corp. (TWD)	314,911
20,768	Sino-American Silicon Products, Inc. (TWD)	71,753
95,753	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	2,718,436
20,035	Tripod Technology Corp. (TWD)	114,949
54,787	Unimicron Technology Corp. (TWD)	160,851
1,538	Wiwynn Corp. (TWD)	91,848
		5,616,968
	Thailand — 3.6%
112,300	Kasikornbank PCL, NVDR (THB)	536,203
110,100	Kasikornbank PCL (THB)	525,698
		1,061,901
	Turkey — 3.2%
225,457	Akbank T.A.S. (TRY)	284,056
77,419	Aksa Enerji Uretim A/S (TRY)	62,547
26,670	Torunlar Gayrimenkul Yatirim Ortakligi A/S (TRY)	42,504
86,549	Turkiye Petrol Rafinerileri A/S (TRY)	280,367
460,844	Yapi ve Kredi Bankasi A/S (TRY) (e)	272,474
		941,948
	Total Common Stocks	27,638,906
	(Cost $23,040,351)
EXCHANGE-TRADED FUNDS (a) (b) — 6.2%
	United States — 6.2%
1,062	iShares Core MSCI Emerging Markets ETF	57,528
25,366	iShares MSCI China ETF	1,310,408
5,577	SPDR S&P China ETF	456,310
	Total Exchange-Traded Funds	1,824,246
	(Cost $2,009,559)
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
59,875	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (i)	$59,875
	(Cost $59,875)

	Total Investments — 100.4%	29,523,027
	(Cost $25,109,785)
	Net Other Assets and Liabilities — (0.4)%	(120,193)
	Net Assets — 100.0%	$29,402,834
Forward Foreign Currency Contracts at April 30, 2025 (See Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2025	Sale Value as of 4/30/2025	Unrealized Appreciation (Depreciation)
05/29/2025	SG	USD	3,052,729	TWD	99,000,000	$3,052,729	$3,103,180	$(50,451)

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At April 30, 2025, securities noted
as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of April 30, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NVDR	– Non-Voting Depositary Receipt
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SAR	– Saudi Riyal
SG	– Societe Generale
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments‡
INR	23.3%
HKD	17.0
USD	16.8
TWD	9.0
BRL	5.9
KRW	5.8
THB	3.6
TRY	3.2
PLN	2.2
SGD	2.1
ILS	1.8
MYR	1.8
EUR	1.6
CLP	1.5
PHP	1.4
ZAR	1.1
IDR	0.7
SAR	0.6
MXN	0.6
RUB	0.0‡‡
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	1,061,901	—	1,061,901	—
Other Country Categories*	26,577,005	26,577,005	—	—
Exchange-Traded Funds*	1,824,246	1,824,246	—	—
Money Market Funds	59,875	59,875	—	—
Total Investments	$29,523,027	$28,461,126	$1,061,901	$—**

LIABILITIES TABLE
	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (50,451)	$ —	$ (50,451)	$ —

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
ASSETS:
Investments, at value	$110,157,293	$6,637,728	$29,523,027
Cash	6,288	1,118	54,149
Foreign currency, at value	90,602	1,909	64,710
Receivables:
Reclaims	556,298	47,053	6,392
Dividends	454,234	23,231	89,990
Total Assets	111,264,715	6,711,039	29,738,268

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	—	—	50,451
Payables:
Investment securities purchased	376,643	—	—
Investment advisory fees	71,661	4,308	22,164
Tax expense	—	109,629	—
Deferred foreign capital gains tax	—	—	262,819
Total Liabilities	448,304	113,937	335,434
NET ASSETS	$110,816,411	$6,597,102	$29,402,834

NET ASSETS consist of:
Paid-in capital	$168,200,910	$27,622,877	$47,559,438
Par value	16,174	1,000	4,500
Accumulated distributable earnings (loss)	(57,400,673)	(21,026,775)	(18,161,104)
NET ASSETS	$110,816,411	$6,597,102	$29,402,834
NET ASSET VALUE, per share	$68.52	$65.97	$65.34
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,617,387	100,002	450,002
Investments, at cost	$91,068,647	$6,368,562	$25,109,785
Foreign currency, at cost (proceeds)	$88,574	$1,918	$63,118
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
INVESTMENT INCOME:
Dividends	$2,316,171	$136,661	$562,182
Foreign withholding tax	(168,503)	(12,651)	(17,201)
Total investment income	2,147,668	124,010	544,981

EXPENSES:
Investment advisory fees	450,857	25,726	137,024
Total expenses	450,857	25,726	137,024
NET INVESTMENT INCOME (LOSS)	1,696,811	98,284	407,957

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	20,849	4,923	13,431
In-kind redemptions	4,537,905	—	—
Forward foreign currency contracts	—	—	74,809
Foreign currency transactions	(20,208)	(2,067)	(354)
Foreign capital gains tax	—	—	(35,445)
Net realized gain (loss)	4,538,546	2,856	52,441
Net change in unrealized appreciation (depreciation) on:
Investments	3,572,631	331,925	430,534
Forward foreign currency contracts	—	—	(38,710)
Foreign currency translation	57,231	2,649	3,117
Deferred foreign capital gains tax	—	—	(4,871)
Net change in unrealized appreciation (depreciation)	3,629,862	334,574	390,070
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,168,408	337,430	442,511
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,865,219	$435,714	$850,468
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust RiverFront Dynamic Developed International ETF (RFDI)		First Trust RiverFront Dynamic Europe ETF (RFEU)
	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024	Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024
OPERATIONS:
Net investment income (loss)	$1,696,811	$3,971,138	$98,284	$166,016
Net realized gain (loss)	4,538,546	4,625,807	2,856	382,011
Net change in unrealized appreciation (depreciation)	3,629,862	17,503,838	334,574	928,660
Net increase (decrease) in net assets resulting from operations	9,865,219	26,100,783	435,714	1,476,687

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,388,782)	(4,246,165)	(193,464)	(197,623)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,321,681	—	—	—
Cost of shares redeemed	(23,069,941)	(12,755,355)	—	(3,307,604)
Net increase (decrease) in net assets resulting from shareholder transactions	(16,748,260)	(12,755,355)	—	(3,307,604)
Total increase (decrease) in net assets	(9,271,823)	9,099,263	242,250	(2,028,540)

NET ASSETS:
Beginning of period	120,088,234	110,988,971	6,354,852	8,383,392
End of period	$110,816,411	$120,088,234	$6,597,102	$6,354,852

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,867,387	2,067,387	100,002	150,002
Shares sold	100,000	—	—	—
Shares redeemed	(350,000)	(200,000)	—	(50,000)
Shares outstanding, end of period	1,617,387	1,867,387	100,002	100,002
See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Six Months Ended 4/30/2025 (Unaudited)	Year Ended 10/31/2024

$407,957	$895,023
52,441	1,595,003
390,070	5,444,145
850,468	7,934,171

(559,307)	(889,648)

—	—
—	(9,424,319)
—	(9,424,319)
291,161	(2,379,796)

29,111,673	31,491,469
$29,402,834	$29,111,673

450,002	600,002
—	—
—	(150,000)
450,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust RiverFront Dynamic Developed International ETF (RFDI)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$64.31	$53.69	$49.10	$72.52	$54.60	$57.70
Income from investment operations:
Net investment income (loss)	1.00 (a)	2.02 (a)	1.92 (a)	2.23	1.21	0.85
Net realized and unrealized gain (loss)	4.66	10.81	4.54	(22.22)	17.89	(2.84)
Total from investment operations	5.66	12.83	6.46	(19.99)	19.10	(1.99)
Distributions paid to shareholders from:
Net investment income	(1.45)	(2.21)	(1.87)	(3.43)	(1.18)	(1.11)
Net asset value, end of period	$68.52	$64.31	$53.69	$49.10	$72.52	$54.60
Total return (b)	9.01%	23.93%	13.03%	(28.21)%	35.11%	(3.45)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$110,816	$120,088	$110,989	$121,147	$175,317	$131,049
Ratio of total expenses to average net assets	0.83% (c)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets	3.12% (c)	3.19%	3.45%	3.61%	1.79%	1.43%
Portfolio turnover rate (d)	2%	20%	81%	95%	45%	96%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Europe ETF (RFEU)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$63.55	$55.89	$53.75	$76.55	$55.76	$59.49
Income from investment operations:
Net investment income (loss)	0.98 (a)	1.21 (a)	2.83 (a)	2.04	0.98	0.96
Net realized and unrealized gain (loss)	3.37	8.05	2.35	(22.71)	21.31	(3.50)
Total from investment operations	4.35	9.26	5.18	(20.67)	22.29	(2.54)
Distributions paid to shareholders from:
Net investment income	(1.93)	(1.60)	(3.04)	(2.13)	(1.50)	(1.19)
Net asset value, end of period	$65.97	$63.55	$55.89	$53.75	$76.55	$55.76
Total return (b)	7.19%	16.49%	9.47%	(27.33)%	40.20%	(4.22)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,597	$6,355	$8,383	$18,813	$22,966	$16,729
Ratio of total expenses to average net assets	0.83% (c)	2.09% (d)	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets	3.17% (c)	1.88%	4.78%	3.15%	1.29%	1.59%
Portfolio turnover rate (e)	2%	21%	68%	71%	50%	87%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes tax expense. If the tax expense was not included, the expense ratio would have been 0.83%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

	Six Months Ended 4/30/2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$64.69	$52.49	$47.68	$67.67	$61.57	$60.76
Income from investment operations:
Net investment income (loss)	0.91 (a)	1.68 (a)	2.48 (a)	3.48	1.61	1.10
Net realized and unrealized gain (loss)	0.98	12.21	5.10	(20.11)	5.85	1.81
Total from investment operations	1.89	13.89	7.58	(16.63)	7.46	2.91
Distributions paid to shareholders from:
Net investment income	(1.24)	(1.69)	(2.77)	(3.36)	(1.36)	(1.73)
Return of capital	—	—	—	—	—	(0.37)
Total distributions	(1.24)	(1.69)	(2.77)	(3.36)	(1.36)	(2.10)
Net asset value, end of period	$65.34	$64.69	$52.49	$47.68	$67.67	$61.57
Total return (b)	2.97%	26.53%	16.00%	(24.97)%	12.01%	4.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,403	$29,112	$31,491	$28,608	$47,372	$46,178
Ratio of total expenses to average net assets	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	2.83% (c)	2.71%	4.63%	5.47%	2.19%	1.92%
Portfolio turnover rate (d)	1%	27%	90%	75%	32%	89%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust RiverFront Dynamic Developed International ETF – (ticker “RFDI”)
First Trust RiverFront Dynamic Europe ETF – (ticker “RFEU”)
First Trust RiverFront Dynamic Emerging Markets ETF – (ticker “RFEM”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, RFDI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stocks, depositary receipts, common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such developed market companies are denominated.
Under normal market conditions, RFEU seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such European companies are denominated.
Under normal market conditions, RFEM seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Forward Foreign Currency Contracts
Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and a Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust RiverFront Dynamic Developed International ETF	$4,246,165	$—	$—
First Trust RiverFront Dynamic Europe ETF	197,623	—	—
First Trust RiverFront Dynamic Emerging Markets ETF	889,648	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
As of October 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Developed International ETF	$1,582,047	$(80,326,340)	$13,867,183
First Trust RiverFront Dynamic Europe ETF	154,406	(21,273,383)	(150,048)
First Trust RiverFront Dynamic Emerging Markets ETF	314,921	(22,169,583)	3,402,397
F. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of April 30, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust RiverFront Dynamic Developed International ETF	$80,326,340
First Trust RiverFront Dynamic Europe ETF	21,273,383
First Trust RiverFront Dynamic Emerging Markets ETF	22,169,583
During the taxable year ended October 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust RiverFront Dynamic Developed International ETF	$1,971,308
First Trust RiverFront Dynamic Europe ETF	24,397
First Trust RiverFront Dynamic Emerging Markets ETF	1,550,588
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2024, the Funds had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
As of April 30, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Developed International ETF	$91,068,647	$24,589,907	$(5,501,261)	$19,088,646
First Trust RiverFront Dynamic Europe ETF	6,368,562	1,236,876	(967,710)	269,166
First Trust RiverFront Dynamic Emerging Markets ETF	25,109,785	6,670,596	(2,307,805)	4,362,791
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust supervises the investment of the Funds’ assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	RFDI	RFEU	RFEM
Fund net assets up to and including $2.5 billion	0.83000%	0.83000%	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.80925%	0.80925%	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.78850%	0.78850%	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.76775%	0.76775%	0.87875%
Fund net assets greater than $10 billion	0.74700%	0.74700%	0.85500%
RiverFront Investment Group, LLC (“RIG” or the “Sub-Advisor”) serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The sub-advisory fee payable to the Sub-Advisor by First Trust out of its annual unitary management fee is reduced at certain breakpoints and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.35000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.34125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.33250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.32375%
Fund net assets greater than $10 billion	0.31500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust RiverFront Dynamic Developed International ETF	$3,336,667	$1,972,379
First Trust RiverFront Dynamic Europe ETF	142,953	229,045
First Trust RiverFront Dynamic Emerging Markets ETF	319,767	547,320
For the six months ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust RiverFront Dynamic Developed International ETF	$6,261,275	$22,910,114
First Trust RiverFront Dynamic Europe ETF	—	—
First Trust RiverFront Dynamic Emerging Markets ETF	—	—
5. Derivative Transactions
The following table presents the types of derivatives held by the following fund at April 30, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
RFEM
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$50,451

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2025, on RFEM’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	RFEM
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$74,809
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(38,710)
For RFEM, the average notional value of forward foreign currency contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was $3,060,110.
The Funds do not have the right to offset financial assets and financial liabilities related to forward foreign currency contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)
the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund III
April 30, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended April 30, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended April 30, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 9, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 9, 2025

* Print the name and title of each signing officer under his or her signature.